                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------

Date of reporting period: September 30, 2004
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Equity Funds, Annual Report at September 30, 2004.

                                    [GRAPHIC]


  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                                   Equity Funds

                                             2004 ANNUAL REPORT


     [LOGO]

AIG Sun America
    Mutual Funds

        September 30, 2004                                         ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Biotech/Health Fund (SBHAX)

Tax Managed Equity Fund (TXMAX)

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  4
STATEMENT OF ASSETS AND LIABILITIES.........................................  7
STATEMENT OF OPERATIONS..................................................... 11
STATEMENT OF CHANGES IN NET ASSETS.......................................... 14
FINANCIAL HIGHLIGHTS........................................................ 19
PORTFOLIO OF INVESTMENTS.................................................... 28
NOTES TO FINANCIAL STATEMENTS............................................... 57
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................... 78
TRUSTEE INFORMATION......................................................... 79
SHAREHOLDER TAX INFORMATION................................................. 80
COMPARISONS: FUNDS VS. INDEXES.............................................. 81

        Shareholder Letter

Dear Shareholders,

We are pleased to present you with this annual performance summary of the SunAmerica Equity Funds. As always, we look forward to this opportunity to share with you the economic and market conditions that have shaped the investment environment over the past year. The Funds' most recent annual period began October 1, 2003 and ended September 30, 2004.

Domestic Market and Economic Review

From an economic perspective, this period was characterized by both moderate growth and low inflation, creating a positive backdrop for equity markets. As investors may recall, the outset of the annual period was a bullish time. The economic recovery that had begun the previous spring still retained considerable strength, as witnessed by dramatic growth in GDP, surging corporate earnings and rising stock prices. A new corporate profit cycle, which began earlier last year, continued in this annual period through expansive corporate earnings growth. The levels of growth were remarkably strong, over 20% for four consecutive quarters, beginning in mid-2003 and lasting through mid-2004. During the months from October through most of February, stocks across all categories reflected this growth, with small-cap, mid-cap and growth stocks definitively leading the charge.

As the fiscal year progressed, uncertainty regarding numerous important issues created difficulties for equities. The length and complexity of the war in Iraq, rapidly escalating oil prices, rising interest rates, terrorism's continuing threat, uneven jobs growth, a slow return to more normal levels of capital spending and the uncertainty surrounding the presidential election caused the U.S. equities markets to become range bound. From March through the end of September, stocks generally remained within a narrow price range, consolidating earlier dramatic gains and pausing to ascertain the market's future direction.

Despite concerns affecting the markets, worries over inflation, which emerged over the summer, were soon quelled. On August 10, the Federal Open Market Committee increased the federal funds rate 25 basis points, the second increase in 2004. The Fed had previously raised rates on June 30, and did so a third time on September 21, bringing this key interest rate from a multi-decade low of 1.00% to 1.75% over the course of the year. This shift to higher rates signaled an important change in the Fed's stance. After several emergency easings in the wake of the recession of 2001 and the economic shocks issuing from 9/11 later that year, the Fed's recent tightenings reflected the beginning of a return to more normal federal funds rate levels.

In Congressional testimony just two days prior to the August 10 rate increase, Fed Chairman Alan Greenspan noted that despite moderating growth, a slowdown in the improvement of labor market conditions, and substantial increases in energy costs, "the economy nevertheless appears poised to resume a stronger pace of expansion going forward."

Given the current low inflation and moderate economic growth environment, we share this optimism, though it is tempered with caution. In the past six months, conditions that have benefited the economy include strength in corporate profits, housing and construction. Consumer spending has also been relatively strong. What we have not seen are vigorous enough improvements in employment and corporate spending. Before we can see the economy grow at a greater pace than the estimated 3% GDP growth rate, corporations must increase their capital expenditures. Similarly, to remain abreast of population growth, we need to see larger gains in job creation. Higher energy prices have also created a drain on the U.S. economy, acting as a tax increase to the U.S. consumer. Despite these conditions, the economy continues to expand, although more slowly than it did at the beginning of the annual period.

International Market and Economic Review

Over the previous year, the world economy continued to grow in the face of continued political turmoil, fears of rapid interest rate hikes, and concerns over a hard landing in China. During the annual period's second half, however, the high price of oil created uncertainties about the pace of economic growth, thereby affecting equity markets around the world. After rising strongly over the latter part of 2003 and in the first two months of the 2004, the remainder of the year was characterized by relatively trendless stock markets, which traded sideways and displayed somewhat of a downward bias. Despite this, corporate restructurings, productivity increases and better use of balance sheets in Europe and Japan contributed to good earnings progress throughout the period. China, meanwhile, showed signs of overheating early in the period, prompting economic policy makers there to react by introducing selective tightening measures. Short-term, these measures have had some beneficial impact.

Thank you for your continued investment in our Funds and we encourage you to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

The AIG SunAmerica Equity Funds Investment Professionals

Brian Clifford             Allison Larkin             Gregory Parker
Heather Doucette           James Monaghan             Timothy Pettee
Jeff Easter                Steve Neimeth              Andrew Sheridan
Francis Gannon             Chad Palumbo               Hans Danielsson, AIGGIC



--------
Past performance is no guarantee of future results

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2004 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to International Equity Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2004 and held until September 30, 2004.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During Period" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column and the "Expense Ratio" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During Period" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column and the "Expense Ratio" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only); small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2004 -- (unaudited) (continued)

                                            Actual                                  Hypothetical
                          ------------------------------------------ ------------------------------------------
                                                                                   Ending Account
                                        Ending Account                              Value using
                                         Value Using   Expense Paid                a Hypothetical Expense Paid     Expense
                            Beginning       Actual      During the     Beginning     5% Assumed    During the       Ratio
                          Account Value   Return at    Period Ended  Account Value   Return at    Period Ended      as of
                           at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund#                         2004           2004          2004          2004           2004          2004          2004*
-----                     ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund
  Class A................   $1,000.00     $  968.38       $ 8.17       $1,000.00     $1,016.70       $ 8.37         1.66%
  Class B................   $1,000.00     $  965.78       $11.06       $1,000.00     $1,013.75       $11.33         2.25%
  Class C................   $1,000.00     $  964.18       $12.13       $1,000.00     $1,012.65       $12.43         2.47%
  Class I#...............   $1,000.00     $  969.22       $ 6.55       $1,000.00     $1,018.35       $ 6.71         1.33%
Growth Opportunities Fund
  Class A................   $1,000.00     $  880.08       $ 7.52       $1,000.00     $1,017.00       $ 8.07         1.60%
  Class B................   $1,000.00     $  877.06       $10.70       $1,000.00     $1,013.60       $11.48         2.28%
  Class C................   $1,000.00     $  876.88       $10.79       $1,000.00     $1,013.50       $11.58         2.30%
  Class I#...............   $1,000.00     $  881.41       $ 6.26       $1,000.00     $1,018.35       $ 6.71         1.33%
  Class X#...............   $1,000.00     $  883.14       $ 5.23       $1,000.00     $1,019.45       $ 5.60         1.11%
New Century Fund
  Class A................   $1,000.00     $  999.32       $ 7.95       $1,000.00     $1,017.15       $ 8.02         1.59%
  Class B................   $1,000.00     $  996.21       $11.18       $1,000.00     $1,013.80       $11.28         2.24%
  Class C#...............   $1,000.00     $  996.21       $10.28       $1,000.00     $1,014.70       $10.38         2.06%
Growth and Income Fund
  Class A................   $1,000.00     $  995.63       $ 7.43       $1,000.00     $1,017.55       $ 7.52         1.49%
  Class B................   $1,000.00     $  992.61       $10.76       $1,000.00     $1,014.20       $10.88         2.16%
  Class C................   $1,000.00     $  992.60       $10.61       $1,000.00     $1,014.35       $10.73         2.13%
  Class I#...............   $1,000.00     $  995.64       $ 6.59       $1,000.00     $1,018.40       $ 6.66         1.32%
Balanced Assets Fund
  Class A................   $1,000.00     $  992.09       $ 7.42       $1,000.00     $1,017.55       $ 7.52         1.49%
  Class B................   $1,000.00     $  988.31       $10.84       $1,000.00     $1,014.10       $10.98         2.18%
  Class C................   $1,000.00     $  989.07       $10.89       $1,000.00     $1,014.05       $11.03         2.19%
  Class I#...............   $1,000.00     $  993.31       $ 6.18       $1,000.00     $1,018.80       $ 6.26         1.24%
International Equity Fund
  Class A#...............   $1,000.00     $  981.71       $ 9.41       $1,000.00     $1,015.50       $ 9.57         1.90%
  Class B#...............   $1,000.00     $  978.79       $12.61       $1,000.00     $1,012.25       $12.83         2.55%
  Class C#...............   $1,000.00     $  978.77       $12.61       $1,000.00     $1,012.25       $12.83         2.55%
  Class I#...............   $1,000.00     $  981.80       $ 8.92       $1,000.00     $1,016.00       $ 9.07         1.80%
Value Fund+
  Class A#...............   $1,000.00     $1,041.20       $ 8.62       $1,000.00     $1,016.55       $ 8.52         1.69%
  Class B#...............   $1,000.00     $1,036.67       $12.42       $1,000.00     $1,012.80       $12.28         2.44%
  Class C#...............   $1,000.00     $1,037.31       $12.22       $1,000.00     $1,013.00       $12.08         2.40%
  Class I#...............   $1,000.00     $1,043.63       $ 8.48       $1,000.00     $1,016.70       $ 8.37         1.66%
  Class Z#...............   $1,000.00     $1,041.22       $ 6.02       $1,000.00     $1,019.10       $ 5.96         1.18%
Biotech/Health Fund
  Class A#...............   $1,000.00     $  854.30       $ 7.19       $1,000.00     $1,017.25       $ 7.82         1.55%
  Class B#...............   $1,000.00     $  850.63       $10.18       $1,000.00     $1,014.00       $11.08         2.20%
  Class C#...............   $1,000.00     $  850.92       $10.18       $1,000.00     $1,014.00       $11.08         2.20%
Tax Managed Equity Fund
  Class A#...............   $1,000.00     $1,000.00       $ 7.25       $1,000.00     $1,017.75       $ 7.31         1.45%
  Class B#...............   $1,000.00     $  996.33       $10.48       $1,000.00     $1,014.50       $10.58         2.10%
  Class C#...............   $1,000.00     $  996.34       $10.48       $1,000.00     $1,014.50       $10.58         2.10%

--------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value", the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher for a Fund that reimbursed or waived fees and expenses and lower for a Fund that has recouped a portion of or all fees previously waived or assumed.
+ Effective September 1, 2004, the expense caps for the Value Fund changed. Had the expenses changes been in effect for the entire period, the Expense Example would have been as shown on page 6.

                             Actual                                  Hypothetical
           ------------------------------------------ ------------------------------------------
                                                                    Ending Account
                         Ending Account                              Value using
                          Value Using   Expense Paid                a Hypothetical Expense Paid     Expense
             Beginning       Actual      During the     Beginning     5% Assumed    During the       Ratio
           Account Value   Return at    Period Ended  Account Value   Return at    Period Ended      as of
            at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund           2004           2004          2004          2004           2004          2004          2004*
----       ------------- -------------- ------------- ------------- -------------- ------------- -------------
Value Fund
  Class A.   $1,000.00     $1,041.20       $ 8.32       $1,000.00     $1,016.85       $ 8.22         1.63%
  Class B.   $1,000.00     $1,036.67       $11.61       $1,000.00     $1,013.60       $11.48         2.28%
  Class C.   $1,000.00     $1,037.31       $11.61       $1,000.00     $1,013.60       $11.48         2.28%
  Class I.   $1,000.00     $1,041.22       $ 7.81       $1,000.00     $1,017.35       $ 7.72         1.53%
  Class Z.   $1,000.00     $1,043.63       $ 5.42       $1,000.00     $1,019.70       $ 5.35         1.06%

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2004 -- (unaudited) (continued)

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2004


                                                                             Blue Chip      Growth           New
                                                                              Growth     Opportunities     Century
                                                                               Fund          Fund           Fund
                                                                           ------------  -------------  -------------
ASSETS:
Investment securities, at value* (unaffiliated)........................... $ 99,311,430  $  89,845,396  $  95,203,053
Investment securities, at value* (affiliated).............................           --             --             --
Short-term securities, at value*..........................................           --             --             --
Repurchase agreements (cost equals market value)..........................      376,000      2,864,000             --
Cash......................................................................          398            731             --
Receivable for --
  Fund shares sold (shares of beneficial interest sold)...................       56,831         18,293          5,617
  Dividends and interest..................................................       60,085          6,706         13,060
  Investments sold........................................................      930,199      7,368,065        463,286
Prepaid expenses and other assets.........................................        1,355          1,549          1,189
Due from investment adviser for expense reimbursements/fee waivers........        2,969          4,132             --
                                                                           ------------  -------------  -------------
  Total assets............................................................  100,739,267    100,108,872     95,686,205
                                                                           ------------  -------------  -------------
LIABILITIES:
Payable for --
  Fund shares redeemed (shares of beneficial interest redeemed)...........       71,210        266,772         80,461
  Investments purchased...................................................    1,521,484         76,662             --
  Investment advisory and management fees.................................       61,391         61,683         56,752
  Distribution and service maintenance fees...............................       46,856         53,019         33,664
  Transfer agent fees and expenses........................................       54,326         38,328         27,027
  Trustees' fees and expenses.............................................       31,946         26,034         52,391
  Other accrued expenses..................................................       68,225         71,303         67,251
  Line of credit..........................................................           --             --        902,450
Securities sold short, at value#..........................................           --             --             --
Due to custodian for foreign cash*........................................           --             --             --
                                                                           ------------  -------------  -------------
  Total liabilities.......................................................    1,855,438        593,801      1,219,996
                                                                           ------------  -------------  -------------
   Net assets............................................................. $ 98,883,829  $  99,515,071  $  94,466,209
                                                                           ============  =============  =============
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, $.01 par value............................. $     72,888  $      76,690  $      65,114
Paid-in capital...........................................................  178,668,376    323,717,571    209,591,650
                                                                           ------------  -------------  -------------
                                                                            178,741,264    323,794,261    209,656,764
Accumulated undistributed net investment income (loss)....................      (31,761)       (26,436)       (52,911)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions.............................................................  (85,358,363)  (220,888,731)  (125,398,459)
Unrealized appreciation (depreciation) on investments.....................    5,532,689     (3,364,023)    10,260,815
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --             --             --
Unrealized appreciation (depreciation) on securities sold short...........           --             --             --
                                                                           ------------  -------------  -------------
                                                                           $ 98,883,829  $  99,515,071  $  94,466,209
                                                                           ============  =============  =============
*Cost
  Investment securities (unaffiliated).................................... $ 93,778,741  $  93,209,419  $  84,942,238
                                                                           ============  =============  =============
  Investment securities (affiliated)...................................... $         --  $          --  $          --
                                                                           ============  =============  =============
  Short-term securities................................................... $         --  $          --  $          --
                                                                           ============  =============  =============
  Foreign cash............................................................ $         --  $          --  $          --
                                                                           ============  =============  =============
#Proceeds from securities sold short...................................... $         --  $          --  $          --
                                                                           ============  =============  =============

                                                                            Growth and     Balanced
                                                                              Income        Assets
                                                                               Fund          Fund
                                                                           ------------  ------------
ASSETS:
Investment securities, at value* (unaffiliated)........................... $164,365,728  $220,236,222
Investment securities, at value* (affiliated).............................           --            --
Short-term securities, at value*..........................................           --            --
Repurchase agreements (cost equals market value)..........................    4,913,000     3,245,000
Cash......................................................................          718       154,890
Receivable for --
  Fund shares sold (shares of beneficial interest sold)...................       61,257        14,621
  Dividends and interest..................................................      220,318     1,015,328
  Investments sold........................................................    3,058,947     4,709,147
Prepaid expenses and other assets.........................................        3,422         2,791
Due from investment adviser for expense reimbursements/fee waivers........          994            --
                                                                           ------------  ------------
  Total assets............................................................  172,624,384   229,377,999
                                                                           ------------  ------------
LIABILITIES:
Payable for --
  Fund shares redeemed (shares of beneficial interest redeemed)...........      471,110       331,145
  Investments purchased...................................................    3,756,312     6,126,206
  Investment advisory and management fees.................................      104,637       139,069
  Distribution and service maintenance fees...............................      101,539        97,927
  Transfer agent fees and expenses........................................       51,397        46,657
  Trustees' fees and expenses.............................................       39,517        89,875
  Other accrued expenses..................................................       70,377       131,557
  Line of credit..........................................................           --            --
Securities sold short, at value#..........................................           --            --
Due to custodian for foreign cash*........................................           --            --
                                                                           ------------  ------------
  Total liabilities.......................................................    4,594,889     6,962,436
                                                                           ------------  ------------
   Net assets............................................................. $168,029,495  $222,415,563
                                                                           ============  ============
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, $.01 par value............................. $    152,808  $    168,777
Paid-in capital...........................................................  235,218,820   309,742,849
                                                                           ------------  ------------
                                                                            235,371,628   309,911,626
Accumulated undistributed net investment income (loss)....................      (39,588)     (140,117)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions.............................................................  (74,361,339)  (96,278,318)
Unrealized appreciation (depreciation) on investments.....................    7,058,794     8,922,372
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --            --
Unrealized appreciation (depreciation) on securities sold short...........           --            --
                                                                           ------------  ------------
                                                                           $168,029,495  $222,415,563
                                                                           ============  ============
*Cost
  Investment securities (unaffiliated).................................... $157,306,934  $211,313,850
                                                                           ============  ============
  Investment securities (affiliated)...................................... $         --  $         --
                                                                           ============  ============
  Short-term securities................................................... $         --  $         --
                                                                           ============  ============
  Foreign cash............................................................ $         --  $         --
                                                                           ============  ============
#Proceeds from securities sold short...................................... $         --  $         --
                                                                           ============  ============

--------
See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2004 -- (continued)

                                                                                    Blue Chip     Growth         New
                                                                                     Growth    Opportunities   Century
                                                                                      Fund         Fund         Fund
                                                                                   ----------- ------------- -----------
Class A (unlimited shares authorized):
Net assets........................................................................ $62,316,102  $49,917,684  $80,872,004
Shares of beneficial interest issued and outstanding..............................   4,424,077    3,656,461    5,476,151
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     14.09  $     13.65  $     14.77
Maximum sales charge (5.75% of offering price)....................................        0.86         0.83         0.90
                                                                                   -----------  -----------  -----------
Maximum offering price to public..................................................       14.95        14.48        15.67
                                                                                   ===========  ===========  ===========
Class B (unlimited shares authorized):
Net assets........................................................................ $27,946,427  $31,429,403  $11,414,622
Shares of beneficial interest issued and outstanding..............................   2,201,319    2,561,663      869,479
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     12.70  $     12.27  $     13.13
                                                                                   ===========  ===========  ===========
Class C* (unlimited shares authorized):
Net assets........................................................................ $ 6,457,638  $14,599,241  $ 2,179,583
Shares of beneficial interest issued and outstanding..............................     510,675    1,191,353      165,811
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     12.65  $     12.25  $     13.14
                                                                                   ===========  ===========  ===========
Class I+ (unlimited shares authorized):
Net assets........................................................................ $ 2,163,662  $ 3,492,676  $        --
Shares of beneficial interest issued and outstanding..............................     152,715      254,045           --
Net asset value, offering and redemption price per share.......................... $     14.17  $     13.75  $        --
                                                                                   ===========  ===========  ===========
Class Z+ (unlimited shares authorized):
Net assets........................................................................ $        --  $        --  $        --
Shares of beneficial interest issued and outstanding..............................          --           --           --
Net asset value, offering and redemption price per share.......................... $        --  $        --  $        --
                                                                                   ===========  ===========  ===========
Class X (unlimited shares authorized):
Net assets........................................................................ $        --  $    76,067  $        --
Shares of beneficial interest issued and outstanding..............................          --        5,500           --
Net asset value, offering and redemption price per share.......................... $        --  $     13.83  $        --
                                                                                   ===========  ===========  ===========

                                                                                   Growth and    Balanced
                                                                                     Income       Assets
                                                                                      Fund         Fund
                                                                                   ----------- ------------
Class A (unlimited shares authorized):
Net assets........................................................................ $69,068,586 $160,268,829
Shares of beneficial interest issued and outstanding..............................   6,070,485   12,151,744
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     11.38 $      13.19
Maximum sales charge (5.75% of offering price)....................................        0.69         0.80
                                                                                   ----------- ------------
Maximum offering price to public..................................................       12.07        13.99
                                                                                   =========== ============
Class B (unlimited shares authorized):
Net assets........................................................................ $54,198,693 $ 38,686,665
Shares of beneficial interest issued and outstanding..............................   5,042,856    2,943,518
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     10.75 $      13.14
                                                                                   =========== ============
Class C* (unlimited shares authorized):
Net assets........................................................................ $43,993,487 $ 22,780,833
Shares of beneficial interest issued and outstanding..............................   4,100,068    1,731,025
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $     10.73 $      13.16
                                                                                   =========== ============
Class I+ (unlimited shares authorized):
Net assets........................................................................ $   768,729 $    679,236
Shares of beneficial interest issued and outstanding..............................      67,379       51,409
Net asset value, offering and redemption price per share.......................... $     11.41 $      13.21
                                                                                   =========== ============
Class Z+ (unlimited shares authorized):
Net assets........................................................................ $        -- $         --
Shares of beneficial interest issued and outstanding..............................          --           --
Net asset value, offering and redemption price per share.......................... $        -- $         --
                                                                                   =========== ============
Class X (unlimited shares authorized):
Net assets........................................................................ $        -- $         --
Shares of beneficial interest issued and outstanding..............................          --           --
Net asset value, offering and redemption price per share.......................... $        -- $         --
                                                                                   =========== ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2004 -- (continued)


                                                                           International                Biotech/     Tax Managed
                                                                              Equity        Value        Health        Equity
                                                                               Fund         Fund+        Fund+          Fund+
                                                                           ------------- ------------ ------------  ------------
ASSETS:
Investment securities, at value* (unaffiliated)........................... $ 72,525,045  $200,437,952 $ 39,601,731  $ 50,265,466
Investment securities, at value* (affiliated).............................           --            --           --       543,920
Short-term securities, at value*..........................................           --            --           --       189,000
Repurchase agreements (cost equals market value)..........................           --     6,106,000    1,101,000            --
Cash......................................................................           --           512          637           799
Receivable for --
  Fund shares sold (shares of beneficial interest sold)...................       31,157       481,509        6,173        21,795
  Dividends and interest..................................................      177,549       326,627           48        51,619
  Investments sold........................................................    3,486,299     6,186,066      895,329       674,350
Prepaid expenses and other expenses.......................................        1,059        10,357       24,952           679
Due from investment adviser for expense reimbursements/fee waivers........           --        73,368       41,612        24,553
                                                                           ------------  ------------ ------------  ------------
  Total assets............................................................   76,221,109   213,622,391   41,671,482    51,772,181
                                                                           ------------  ------------ ------------  ------------
LIABILITIES:
Payable for --
  Fund shares redeemed (shares of beneficial interest redeemed)...........      130,524       271,379       51,083        94,861
  Investments purchased...................................................    1,136,504     9,542,810           --            --
  Investment advisory and management fees.................................       80,483       167,685       24,988        36,751
  Distribution and service maintenance fees...............................       42,963       109,859       24,886        35,893
  Transfer agent fees and expenses........................................       27,752        35,659       17,984        14,152
  Trustees' fees and expenses.............................................       18,232        29,567        5,214        10,871
  Other accrued expenses..................................................       99,999       100,499       56,360        53,628
  Line of credit..........................................................      214,979            --           --            --
Securities sold short, at value#..........................................           --            --      850,850            --
Due to custodian for foreign cash*........................................    1,544,367            --           --            --
                                                                           ------------  ------------ ------------  ------------
  Total liabilities.......................................................    3,295,803    10,257,458    1,031,365       246,156
                                                                           ------------  ------------ ------------  ------------
   Net assets............................................................. $ 72,925,306  $203,364,933 $ 40,640,117  $ 51,526,025
                                                                           ============  ============ ============  ============
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, $.01 par value............................. $     73,377  $    117,260 $     45,796  $     46,954
Paid-in capital...........................................................  121,429,139   173,228,162   72,717,260    83,715,248
                                                                           ------------  ------------ ------------  ------------
                                                                            121,502,516   173,345,422   72,763,056    83,762,202
Accumulated undistributed net investment income (loss)....................      (78,300)    2,141,862       (3,910)       (8,870)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange
 transactions.............................................................  (51,711,229)   20,852,433  (34,551,686)  (31,519,915)
Unrealized appreciation (depreciation) on investments.....................    3,202,108     7,025,216    2,388,178      (707,392)
Unrealized foreign exchange gain (loss) on other assets and liabilities...       10,211            --           --            --
Unrealized appreciation (depreciation) on securities sold short...........           --            --       44,479            --
                                                                           ------------  ------------ ------------  ------------
                                                                           $ 72,925,306  $203,364,933 $ 40,640,117  $ 51,526,025
                                                                           ============  ============ ============  ============
*Cost
  Investment securities (unaffiliated).................................... $ 69,322,937  $193,412,736 $ 37,213,553  $ 50,960,170
                                                                           ============  ============ ============  ============
  Investment securities (affiliated)...................................... $         --  $         -- $         --  $    556,608
                                                                           ============  ============ ============  ============
  Short-term securities................................................... $         --  $         -- $         --  $    189,000
                                                                           ============  ============ ============  ============
  Foreign cash............................................................ $ (1,524,180) $         -- $         --  $         --
                                                                           ============  ============ ============  ============
#Proceeds from securities sold short...................................... $         --  $         -- $    895,329  $         --
                                                                           ============  ============ ============  ============

--------
+ See Note 2

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2004 -- (continued)

                                                                                              International
                                                                                                 Equity        Value
                                                                                                  Fund         Fund#
                                                                                              ------------- -----------
Class A (unlimited shares authorized):
Net assets...................................................................................  $32,221,130  $91,769,119
Shares of beneficial interest issued and outstanding.........................................    3,158,497    5,187,965
Net asset value and redemption price per share (excluding any applicable contingent deferred
 sales charge)...............................................................................  $     10.20  $     17.69
Maximum sales charge (5.75% of offering price)...............................................         0.62         1.08
                                                                                               -----------  -----------
Maximum offering price to public.............................................................        10.82        18.77
                                                                                               ===========  ===========
Class B (unlimited shares authorized):
Net assets...................................................................................  $20,673,108  $68,492,296
Shares of beneficial interest issued and outstanding.........................................    2,134,057    4,037,434
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)......................................................................  $      9.69  $     16.96
                                                                                               ===========  ===========
Class C* (unlimited shares authorized):
Net assets...................................................................................  $15,797,760  $30,987,211
Shares of beneficial interest issued and outstanding.........................................    1,632,326    1,826,734
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)......................................................................  $      9.68  $     16.96
                                                                                               ===========  ===========
Class I+ (unlimited shares authorized):
Net assets...................................................................................  $ 4,233,308  $ 4,746,394
Shares of beneficial interest issued and outstanding.........................................      412,865      268,529
Net asset value, offering and redemption price per share.....................................  $     10.25  $     17.68
                                                                                               ===========  ===========
Class Z+ (unlimited shares authorized):
Net assets...................................................................................  $        --  $ 7,369,913
Shares of beneficial interest issued and outstanding.........................................           --      405,308
Net asset value, offering and redemption price per share.....................................  $        --  $     18.18
                                                                                               ===========  ===========
Class X (unlimited shares authorized):
Net assets...................................................................................  $        --  $        --
Shares of beneficial interest issued and outstanding.........................................           --           --
Net asset value, offering and redemption price per share.....................................  $        --  $        --
                                                                                               ===========  ===========

                                                                                               Biotech/   Tax Managed
                                                                                                Health      Equity
                                                                                                Fund#        Fund#
                                                                                              ----------- -----------
Class A (unlimited shares authorized):
Net assets................................................................................... $15,838,958 $13,562,271
Shares of beneficial interest issued and outstanding.........................................   1,754,705   1,203,374
Net asset value and redemption price per share (excluding any applicable contingent deferred
 sales charge)............................................................................... $      9.03 $     11.27
Maximum sales charge (5.75% of offering price)...............................................        0.55        0.69
                                                                                              ----------- -----------
Maximum offering price to public.............................................................        9.58       11.96
                                                                                              =========== ===========
Class B (unlimited shares authorized):
Net assets................................................................................... $14,417,135 $19,669,065
Shares of beneficial interest issued and outstanding.........................................   1,643,228   1,810,430
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)...................................................................... $      8.77 $     10.86
                                                                                              =========== ===========
Class C* (unlimited shares authorized):
Net assets................................................................................... $10,384,024 $18,294,689
Shares of beneficial interest issued and outstanding.........................................   1,181,670   1,681,618
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)...................................................................... $      8.79 $     10.88
                                                                                              =========== ===========
Class I+ (unlimited shares authorized):
Net assets................................................................................... $        -- $        --
Shares of beneficial interest issued and outstanding.........................................          --          --
Net asset value, offering and redemption price per share..................................... $        -- $        --
                                                                                              =========== ===========
Class Z+ (unlimited shares authorized):
Net assets................................................................................... $        -- $        --
Shares of beneficial interest issued and outstanding.........................................          --          --
Net asset value, offering and redemption price per share..................................... $        -- $        --
                                                                                              =========== ===========
Class X (unlimited shares authorized):
Net assets................................................................................... $        -- $        --
Shares of beneficial interest issued and outstanding.........................................          --          --
Net asset value, offering and redemption price per share..................................... $        -- $        --
                                                                                              =========== ===========

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
+  See Note 1
#  See Note 2

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2004

                                                          Growth                   Growth and
                                           Blue Chip   Opportunities New Century     Income
                                          Growth Fund      Fund         Fund          Fund
                                          -----------  ------------- -----------  -----------
INVESTMENT INCOME:
 Dividends* (unaffiliated)............... $ 1,147,364  $    540,789  $   328,461  $ 2,847,711
 Dividends* (affiliated).................          --            --           --           --
 Interest (unaffiliated).................      23,385        91,445       57,207       30,780
                                          -----------  ------------  -----------  -----------
   Total investment income*..............   1,170,749       632,234      385,668    2,878,491
                                          -----------  ------------  -----------  -----------
EXPENSES:
 Investment advisory and management fees.     866,361       968,701      771,896    1,433,161
 Distribution and service maintenance
   fees
   Class A...............................     236,916       209,597      297,244      255,866
   Class B...............................     310,335       376,112      138,697      625,732
   Class C+..............................      73,858       185,625       21,868      489,283
   Class X...............................          --            --           --           --
   Class Z#..............................          --            --           --           --
 Service fees Class I....................      23,512        12,024        4,840       16,206
 Transfer agent fees and expenses
   Class A...............................     197,969       163,857      218,775      184,199
   Class B...............................      91,611       116,574       40,908      168,460
   Class C+..............................      22,159        57,509        7,374      125,159
   Class I#..............................      23,251        10,841        4,658       15,209
   Class X...............................          --        18,348           --           --
   Class Z#..............................          --            --           --           --
 Registration fees
   Class A...............................      12,804        11,848       10,092       12,767
   Class B...............................       9,373         9,390        5,420       12,502
   Class C+..............................      10,123         8,512        5,466        1,652
   Class I#..............................       3,255         4,893        3,773        5,735
   Class X...............................          --         1,148           --           --
   Class Z#..............................          --            --           --           --
 Custodian fees..........................      64,077        62,458       60,561       70,471
 Reports to shareholders.................      85,194       114,679       76,107      103,276
 Audit and tax fees......................      34,924        31,297       35,430       31,362
 Legal fees..............................       8,616         9,291        7,429       10,360
 Trustees' fees and expenses.............       8,277         8,886        7,351       13,518
 Interest expenses.......................       2,100         1,473        7,120        4,859
 Dividend expense on securities sold
   short.................................          --            --           --           --
 Insurance expense.......................       2,941         3,088        2,569        5,324
 Other expenses..........................       9,025        11,249       12,074       15,041
                                          -----------  ------------  -----------  -----------
   Total expenses before fee waivers,
    expense reimbursements,
    recoupments, custody credits, and
    fees paid indirectly.................   2,096,681     2,397,400    1,739,652    3,600,142
   Net (fees waived and expenses
    reimbursed)/recouped by the
    investment adviser (Note 4)..........     (12,446)      (12,516)     (15,806)      (8,893)
   Custody credits earned on cash
    balances.............................         (92)       (1,699)        (644)        (307)
   Fees paid indirectly..................          --            --           --           --
                                          -----------  ------------  -----------  -----------
   Net expenses..........................   2,084,143     2,383,185    1,723,202    3,590,942
                                          -----------  ------------  -----------  -----------
Net investment income (loss).............    (913,394)   (1,750,951)  (1,337,534)    (712,451)
                                          -----------  ------------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on
 unaffiliated investments**..............  11,475,942    17,256,700   21,087,706   21,332,421
Net realized gain (loss) on securities
 sold short..............................          --            --           --           --
Net realized gain (loss) on futures
 contracts and options contracts.........          --            --       (9,065)          --
Net realized foreign exchange gain
 (loss) on other assets and liabilities..          --            --           --           --
Net realized gain (loss) on disposal of
 investments in violation of
 investments restrictions(1).............          --        77,722           --           --
                                          -----------  ------------  -----------  -----------
Net realized gain (loss) on investments
 and foreign currencies..................  11,475,942    17,334,422   21,078,641   21,332,421
                                          -----------  ------------  -----------  -----------
Change in unrealized appreciation
 (depreciation) on unaffiliated
 investments.............................    (486,122)  (14,638,630)  (9,349,183)   1,758,468
Change in unrealized appreciation
 (depreciation) on affiliated
 investments.............................          --            --           --           --
Change in unrealized appreciation
 (depreciation) on futures contracts
 and options contracts...................          --            --           --           --
Change in unrealized foreign exchange
 gain (loss) on and other assets and
 liabilities.............................          --            --           --           --
Change in unrealized appreciation
 (depreciation) on securities sold short.          --            --           --           --
                                          -----------  ------------  -----------  -----------
Net unrealized gain (loss) on
 investments and foreign currencies......    (486,122)  (14,638,630)  (9,349,183)   1,758,468
                                          -----------  ------------  -----------  -----------
Net realized and unrealized gain (loss)
 on investments and foreign currencies...  10,989,820     2,695,792   11,729,458   23,090,889
                                          -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $10,076,426  $    944,841  $10,391,924  $22,378,438
                                          ===========  ============  ===========  ===========
 *Net of foreign withholding taxes on
 interest and dividends of............... $     6,024  $      2,119  $     2,046  $    13,016
                                          ===========  ============  ===========  ===========
**Net of foreign withholding taxes on
 capital gains of........................ $        --  $         --  $        --  $        --
                                          ===========  ============  ===========  ===========
**Net of foreign unrealized
 appreciation (depreciation)
 withholding taxes on capital gains of... $        --  $         --  $        --  $        --
                                          ===========  ============  ===========  ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1
(1)See Note 4

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2004 -- (continued)

                                            Balanced   International
                                             Assets       Equity        Value        Value
                                              Fund         Fund         Fund++       Fund@
                                          -----------  ------------- -----------  -----------
INVESTMENT INCOME:
 Dividends* (unaffiliated)............... $ 2,193,864   $ 1,662,602  $ 6,220,128  $ 5,207,118
 Dividends* (affiliated).................          --            --           --           --
 Interest (unaffiliated).................   3,627,849         6,959      637,915      902,965
                                          -----------   -----------  -----------  -----------
   Total investment income*..............   5,821,713     1,669,561    6,858,043    6,110,083
                                          -----------   -----------  -----------  -----------
EXPENSES:
 Investment advisory and management fees.   1,829,681       893,411    1,752,130    1,665,726
 Distribution and service maintenance
   fees
   Class A...............................     598,842       115,434      234,452      194,543
   Class B...............................     445,049       260,773      725,940      801,861
   Class C+..............................     250,687       163,145      234,969      206,360
   Class X...............................          --            --           --           --
   Class Z#..............................          --            --           --           --
 Service fees Class I....................       8,240        34,920       17,217       13,837
 Transfer agent fees and expenses
   Class A...............................     418,849        95,319      154,720      151,672
   Class B...............................     119,532        74,972      173,594      219,310
   Class C+..............................      62,238        38,942       57,323       56,264
   Class I#..............................       9,056        39,535       17,961        8,045
   Class X...............................          --            --           --           --
   Class Z#..............................          --            --        4,469       19,137
 Registration fees
   Class A...............................      12,994         7,189        5,685       15,541
   Class B...............................       8,450         7,618        4,839        7,831
   Class C+..............................       8,338         4,112       11,151       11,590
   Class I#..............................       4,857         7,227        5,747        9,313
   Class X...............................          --            --           --           --
   Class Z#..............................          --            --        4,246        6,733
 Custodian fees..........................     121,523       181,407       66,558       65,631
 Reports to shareholders.................     145,779        51,708      172,734       63,130
 Audit and tax fees......................      35,175        38,361       39,381       33,169
 Legal fees..............................      11,195         7,401       10,735        7,808
 Trustees' fees and expenses.............      17,207         6,302       12,014       14,497
 Interest expenses.......................       3,677         4,970          248          224
 Dividend expense on securities sold
   short.................................          --            --           --           --
 Insurance expense.......................       6,601         2,249        3,482        3,217
 Other expenses..........................      15,557        12,399       11,448        4,692
                                          -----------   -----------  -----------  -----------
   Total expenses before fee waivers,
    expense reimbursements,
    recoupments, custody credits, and
    fees paid indirectly.................   4,133,527     2,047,394    3,721,043    3,580,131
   Net (fees waived and expenses
    reimbursed)/recouped by the
    investment adviser (Note 4)..........      (7,848)      (87,975)     (75,607)     (34,264)
   Custody credits earned on cash
    balances.............................        (684)         (360)        (709)        (745)
   Fees paid indirectly..................          --            --           --      (11,394)
                                          -----------   -----------  -----------  -----------
   Net expenses..........................   4,124,995     1,959,059    3,644,727    3,533,728
                                          -----------   -----------  -----------  -----------
Net investment income (loss).............   1,696,718      (289,498)   3,213,316    2,576,355
                                          -----------   -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on
 unaffiliated investments**..............  13,676,958    19,829,007   24,484,481    5,327,763
Net realized gain (loss) on securities
 sold short..............................          --            --           --           --
Net realized gain (loss) on futures
 contracts and options contracts.........          --       111,247      (35,179)     114,854
Net realized foreign exchange gain
 (loss) on other assets and liabilities..          --       (43,361)      11,723      (12,227)
Net realized gain (loss) on disposal of
 investments in violation of
 investments restrictions(1).............          --            --           --           --
                                          -----------   -----------  -----------  -----------
Net realized gain (loss) on investments
 and foreign currencies..................  13,676,958    19,896,893   24,461,025    5,430,390
                                          -----------   -----------  -----------  -----------
Change in unrealized appreciation
 (depreciation) on unaffiliated
 investments.............................   1,994,840    (4,100,537)  (3,706,634)  16,976,963
Change in unrealized appreciation
 (depreciation) on affiliated
 investments.............................          --            --           --           --
Change in unrealized appreciation
 (depreciation) on futures contracts
 and options contracts...................          --        92,887           --     (105,897)
Change in unrealized foreign exchange
 gain (loss) on other assets and
 liabilities.............................          --       (11,943)      (2,084)       2,901
Change in unrealized appreciation
 (depreciation) on securities sold short.          --            --           --           --
                                          -----------   -----------  -----------  -----------
Net unrealized gain (loss) on
 investments and foreign currencies......   1,994,840    (4,019,593)  (3,708,718)  16,873,967
                                          -----------   -----------  -----------  -----------
Net realized and unrealized gain (loss)
 on investments and foreign currencies...  15,671,798    15,877,300   20,752,307   22,304,357
                                          -----------   -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $17,368,516   $15,587,802  $23,965,623  $24,880,712
                                          ===========   ===========  ===========  ===========
 *Net of foreign withholding taxes on
 interest and dividends of............... $     3,247   $   227,685  $    74,906  $    53,560
                                          ===========   ===========  ===========  ===========
**Net of foreign withholding taxes on
 capital gains of........................ $        --   $    18,130  $        --           --
                                          ===========   ===========  ===========  ===========
**Net of foreign unrealized
 appreciation (depreciation)
 withholding taxes on capital gains of... $        --   $     5,594  $        --           --
                                          ===========   ===========  ===========  ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ For the period November 1, 2003 through September 30, 2004
@  For the period November 1, 2002 through October 31, 2003. See Note 2
#  See Note 1
(1)See Note 4

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2004 -- (continued)

                                            Biotech/     Biotech/   Tax Managed Tax Managed
                                             Health       Health      Equity      Equity
                                             Fund++       Fund@       Fund++       Fund@
                                          -----------  -----------  ----------- -----------
INVESTMENT INCOME:
 Dividends* (unaffiliated)............... $   111,750  $    26,050  $  898,509  $ 1,098,402
 Dividends* (affiliated).................          --           --       2,876           --
 Interest (unaffiliated).................      65,685       77,241         387        1,733
                                          -----------  -----------  ----------  -----------
   Total investment income*..............     177,435      103,291     901,772    1,100,135
                                          -----------  -----------  ----------  -----------
EXPENSES:
 Investment advisory and management fees.     334,125      331,090     451,338      519,867
 Distribution and service maintenance
   fees
   Class A...............................      60,712       57,668      47,398       52,568
   Class B...............................     158,523      162,390     200,289      230,393
   Class C+..............................     113,513      114,299     195,275      231,020
   Class X...............................          --           --          --           --
   Class Z#..............................          --           --          --           --
 Service fees Class I....................          --           --          --           --
 Transfer agent fees and expenses
   Class A...............................      50,962       50,186      31,376       40,285
   Class B...............................      42,768       56,418      47,301       60,631
   Class C+..............................      29,096       42,251      45,080       59,631
   Class I#..............................          --           --          --           --
   Class X...............................          --           --          --           --
   Class Z#..............................          --           --          --           --
 Registration fees
   Class A...............................         796       19,532         354       10,663
   Class B...............................       2,394       17,718       1,972       10,873
   Class C+..............................       2,565       17,718       1,027       11,303
   Class I#..............................          --           --          --           --
   Class X...............................          --           --          --           --
   Class Z#..............................          --           --          --           --
 Custodian fees..........................      49,393       52,446      49,946       54,232
 Reports to shareholders.................      75,984        5,470      17,937          861
 Audit and tax fees......................      41,252       27,525      42,630       27,294
 Legal fees..............................       9,470        6,202      10,882        8,843
 Trustees' fees and expenses.............       2,836        3,897       3,546        6,152
 Interest expenses.......................         123           --          95           --
 Dividend expense on securities sold
   short.................................          --        9,650          --           --
 Insurance expense.......................         941           --       1,308           --
 Other expenses..........................      10,918        7,914       9,500        9,187
                                          -----------  -----------  ----------  -----------
   Total expenses before fee waivers,
    expense reimbursements,
    recoupments, custody credits, and
    fees paid indirectly.................     986,371      982,374   1,157,254    1,333,803
   Net (fees waived and expenses
    reimbursed)/recouped by the
    investment adviser (Note 4)..........    (118,938)    (117,176)   (130,171)    (146,883)
   Custody credits earned on cash
    balances.............................         (83)      (1,098)        (39)        (166)
   Fees paid indirectly..................          --           --          --           --
                                          -----------  -----------  ----------  -----------
   Net expenses..........................     867,350      864,100   1,027,044    1,186,754
                                          -----------  -----------  ----------  -----------
Net investment income (loss).............    (689,915)    (760,809)   (125,272)     (86,619)
                                          -----------  -----------  ----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on
 unaffiliated investments**..............   2,855,021     (637,572)   (596,071)  (4,260,050)
Net realized gain (loss) on securities
 sold short..............................  (1,309,364)    (244,929)         --           --
Net realized gain (loss) on futures
 contracts and options contracts.........          --           --          --           --
Net realized foreign exchange gain
 (loss) on other assets and liabilities..          --           --          --           --
Net realized gain (loss) on disposal of
 investments in violation of
 investments restrictions(1).............          --           --          --           --
                                          -----------  -----------  ----------  -----------
Net realized gain (loss) on investments
 and foreign currencies..................   1,545,657     (882,501)   (596,071)  (4,260,050)
                                          -----------  -----------  ----------  -----------
Change in unrealized appreciation
 (depreciation) on unaffiliated
 investments.............................  (4,827,064)  12,128,174   4,978,789   13,156,086
Change in unrealized appreciation
 (depreciation) on affiliated
 investments.............................          --           --    (160,491)          --
Change in unrealized appreciation
 (depreciation) on futures contracts
 and options contracts...................          --           --          --           --
Change in unrealized foreign exchange
 gain (loss) on other assets and
 liabilities.............................          --           --          --           --
Change in unrealized appreciation
 (depreciation) on securities sold short.     125,061      262,100          --           --
                                          -----------  -----------  ----------  -----------
Net unrealized gain (loss) on
 investments and foreign currencies......  (4,702,003)  12,390,274   4,818,298   13,156,086
                                          -----------  -----------  ----------  -----------
Net realized and unrealized gain (loss)
 on investments and foreign currencies...  (3,156,346)  11,507,773   4,222,227    8,896,036
                                          -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(3,846,261) $10,746,964  $4,096,955  $ 8,809,417
                                          ===========  ===========  ==========  ===========
 *Net of foreign withholding taxes on
 interest and dividends of............... $        --  $        --  $      150  $       159
                                          ===========  ===========  ==========  ===========
**Net of foreign withholding taxes on
 capital gains of........................ $        --           --  $       --           --
                                          ===========  ===========  ==========  ===========
**Net of foreign unrealized
 appreciation (depreciation)
 withholding taxes on capital gains of... $        --           --  $       --           --
                                          ===========  ===========  ==========  ===========

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ For the period November 1, 2003 through September 30, 2004
@  For the period November 1, 2002 through October 31, 2003. See Note 2
#  See Note 1
(1)See Note 4

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                Blue Chip Growth Fund     Growth Opportunities Fund
                                                             --------------------------  --------------------------
                                                             For the year  For the year  For the year  For the year
                                                                 ended         ended         ended         ended
                                                             September 30, September 30, September 30, September 30,
                                                                 2004          2003          2004          2003
                                                             ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)............................... $   (913,394) $   (865,083) $ (1,750,951) $ (1,710,261)
 Net realized gain (loss) on investments and foreign
   currencies...............................................   11,475,942   (14,883,864)   17,334,422     3,180,340
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................     (486,122)   34,594,963   (14,638,630)   35,797,632
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operation..................................................   10,076,426    18,846,016       944,841    37,267,711
                                                             ------------  ------------  ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)............................           --            --            --            --
 Net investment income (Class B)............................           --            --            --            --
 Net investment income (Class C)+...........................           --            --            --            --
 Net investment income (Class I)++..........................           --            --            --            --
 Net investment income (Class X)............................           --            --            --            --
 Net investment income (Class Z)++..........................           --            --            --            --
 Net realized gain on investments (Class A).................           --            --            --            --
 Net realized gain on investments (Class B).................           --            --            --            --
 Net realized gain on investments (Class C)+................           --            --            --            --
 Net realized gain on investments (Class I)++...............           --            --            --            --
 Net realized gain on investments (Class X).................           --            --            --            --
 Net realized gain on investments (Class Z)++...............           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total dividends and distributions to shareholders...........           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)......................................  (33,190,986)  (11,161,768)  (37,430,765)   (7,535,129)
                                                             ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....................  (23,114,560)    7,684,248   (36,485,924)   29,732,582

NET ASSETS:
Beginning of period.........................................  121,998,389   114,314,141  $136,000,995   106,268,413
                                                             ------------  ------------  ------------  ------------
End of period*.............................................. $ 98,883,829  $121,998,389  $ 99,515,071  $136,000,995
                                                             ============  ============  ============  ============
*Includes accumulated undistributed net investment income
 (loss)..................................................... $    (31,761) $    (30,664) $    (26,436) $    (24,692)
                                                             ============  ============  ============  ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                  New Century Fund         Growth and Income Fund
                                                             --------------------------  --------------------------
                                                             For the year  For the year  For the year  For the year
                                                                 ended         ended         ended         ended
                                                             September 30, September 30, September 30, September 30,
                                                                 2004          2003          2004          2003
                                                             ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)............................... $ (1,337,534) $ (1,261,893) $   (712,451) $   (705,030)
 Net realized gain (loss) on investments and foreign
   currencies...............................................   21,078,641   (13,973,199)   21,332,421   (35,762,966)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (9,349,183)   33,794,041     1,758,468    64,603,752
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operation..................................................   10,391,924    18,558,949    22,378,438    28,135,756
                                                             ------------  ------------  ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)............................           --            --            --            --
 Net investment income (Class B)............................           --            --            --            --
 Net investment income (Class C)+...........................           --            --            --            --
 Net investment income (Class I)++..........................           --            --            --            --
 Net investment income (Class X)............................           --            --            --            --
 Net investment income (Class Z)++..........................           --            --            --            --
 Net realized gain on investments (Class A).................           --            --            --            --
 Net realized gain on investments (Class B).................           --            --            --            --
 Net realized gain on investments (Class C)+................           --            --            --            --
 Net realized gain on investments (Class I)++...............           --            --            --            --
 Net realized gain on investments (Class X).................           --            --            --            --
 Net realized gain on investments (Class Z)++...............           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total dividends and distributions to shareholders...........           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)......................................  (24,446,387)  (15,057,929)  (54,045,242)  (51,963,968)
                                                             ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....................  (14,054,463)    3,501,020   (31,666,804)  (23,828,212)

NET ASSETS:
Beginning of period......................................... $108,520,672   105,019,652   199,696,299   223,524,511
                                                             ------------  ------------  ------------  ------------
End of period*.............................................. $ 94,466,209  $108,520,672  $168,029,495  $199,696,299
                                                             ============  ============  ============  ============
*Includes accumulated undistributed net investment income
 (loss)..................................................... $    (52,911) $    (53,640) $    (39,588) $    (36,226)
                                                             ============  ============  ============  ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                Balanced Assets Fund      International Equity Fund
                                                             --------------------------  --------------------------
                                                             For the year  For the year  For the year  For the year
                                                                 ended         ended         ended         ended
                                                             September 30, September 30, September 30, September 30,
                                                                 2004          2003          2004          2003
                                                             ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)............................... $  1,696,718  $  1,760,432  $   (289,498) $     35,865
 Net realized gain (loss) on investments and foreign
   currencies...............................................   13,676,958   (28,335,555)   19,896,893    (5,299,825)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    1,994,840    42,771,929    (4,019,593)   26,574,387
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operation..................................................   17,368,516    16,196,806    15,587,802    21,310,427
                                                             ------------  ------------  ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)............................   (2,084,942)   (1,750,489)      (11,064)           --
 Net investment income (Class B)............................     (228,463)     (190,530)           --            --
 Net investment income (Class C)+...........................     (131,080)      (97,381)           --            --
 Net investment income (Class I)++..........................      (41,818)      (50,394)      (17,397)           --
 Net investment income (Class X)............................           --            --            --            --
 Net investment income (Class Z)++..........................           --            --            --            --
 Net realized gain on investments (Class A).................           --            --            --            --
 Net realized gain on investments (Class B).................           --            --            --            --
 Net realized gain on investments (Class C)+................           --            --            --            --
 Net realized gain on investments (Class I)++...............           --            --            --            --
 Net realized gain on investments (Class X).................           --            --            --            --
 Net realized gain on investments (Class Z)++...............           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total dividends and distributions to shareholders...........   (2,486,303)   (2,088,794)      (28,461)           --
                                                             ------------  ------------  ------------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)......................................  (45,643,904)  (45,385,301)  (31,438,220)  (19,779,286)
                                                             ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....................  (30,761,691)  (31,277,289)  (15,878,879)    1,531,141

NET ASSETS:
Beginning of period.........................................  253,177,254   284,454,543    88,804,185    87,273,044
                                                             ------------  ------------  ------------  ------------
End of period*.............................................. $222,415,563  $253,177,254  $ 72,925,306  $ 88,804,185
                                                             ============  ============  ============  ============
*Includes accumulated undistributed net investment income
 (loss)..................................................... $   (140,117) $    (12,414) $    (78,300) $    (94,044)
                                                             ============  ============  ============  ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                              Value Fund
                                                               ----------------------------------------
                                                               For the year  For the year  For the year
                                                                   ended        ended         ended
                                                               September 30, October 31,   October 31,
                                                                   2004          2003          2002
                                                               ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)................................ $  3,213,316  $  2,576,355  $  1,236,209
  Net realized gain (loss) on investments and foreign
   currencies.................................................   24,461,025     5,430,390     2,763,265
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................   (3,708,718)   16,873,967    (2,828,314)
                                                               ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operation   23,965,623    24,880,712     1,171,160
                                                               ------------  ------------  ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A).............................   (1,362,535)     (640,709)     (311,360)
  Net investment income (Class B).............................   (1,446,298)     (441,621)      (41,812)
  Net investment income (Class C)+............................     (408,038)     (107,249)      (10,614)
  Net investment income (Class I)++...........................     (166,307)      (64,209)      (26,434)
  Net investment income (Class X).............................           --            --            --
  Net investment income (Class Z)++...........................     (126,802)       (6,189)       (5,148)
  Net realized gain on investments (Class A)..................   (1,664,101)   (1,668,760)   (2,285,016)
  Net realized gain on investments (Class B)..................   (2,379,441)   (2,600,325)   (3,767,153)
  Net realized gain on investments (Class C)+.................     (671,301)     (631,495)     (956,324)
  Net realized gain on investments (Class I)++................     (189,120)     (153,195)     (189,587)
  Net realized gain on investments (Class X)..................           --            --            --
  Net realized gain on investments (Class Z)++................     (128,732)      (11,260)      (19,843)
                                                               ------------  ------------  ------------
Total dividends and distributions to shareholders.............   (8,542,675)   (6,325,012)   (7,613,291)
                                                               ------------  ------------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)........................................    8,936,841     7,300,864    12,481,749
                                                               ------------  ------------  ------------
Total increase (decrease) in net assets.......................   24,359,789    25,856,564     6,039,618

NET ASSETS:
Beginning of period...........................................  179,005,144   153,148,580   147,108,962
                                                               ------------  ------------  ------------
End of period*................................................ $203,364,933  $179,005,144  $153,148,580
                                                               ============  ============  ============
*Includes accumulated undistributed net investment income
 (loss)....................................................... $  2,141,862  $  2,426,803  $  1,130,239
                                                               ============  ============  ============

                                                                         Biotech/Health Fund
                                                               ---------------------------------------
                                                               For the year  For the year For the year
                                                                   ended        ended        ended
                                                               September 30, October 31,  October 31,
                                                                   2004          2003         2002
                                                               ------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)................................  $  (689,915) $  (760,809) $ (1,116,235)
  Net realized gain (loss) on investments and foreign
   currencies.................................................    1,545,657     (882,501)  (17,583,650)
  Net unrealized gain (loss) on investments and foreign
   currencies.................................................   (4,702,003)  12,390,274    (4,778,107)
                                                                -----------  -----------  ------------
Net increase (decrease) in net assets resulting from operation   (3,846,261)  10,746,964   (23,477,992)
                                                                -----------  -----------  ------------

Dividends and distributions to shareholders from:
  Net investment income (Class A).............................           --           --            --
  Net investment income (Class B).............................           --           --            --
  Net investment income (Class C)+............................           --           --            --
  Net investment income (Class I)++...........................           --           --            --
  Net investment income (Class X).............................           --           --            --
  Net investment income (Class Z)++...........................           --           --            --
  Net realized gain on investments (Class A)..................           --           --            --
  Net realized gain on investments (Class B)..................           --           --            --
  Net realized gain on investments (Class C)+.................           --           --            --
  Net realized gain on investments (Class I)++................           --           --            --
  Net realized gain on investments (Class X)..................           --           --            --
  Net realized gain on investments (Class Z)++................           --           --            --
                                                                -----------  -----------  ------------
Total dividends and distributions to shareholders.............           --           --            --
                                                                -----------  -----------  ------------
Net increase in net assets resulting from capital share
 transactions (Note 7)........................................   (4,941,478)  (5,616,681)   (9,222,459)
                                                                -----------  -----------  ------------
Total increase (decrease) in net assets.......................   (8,787,739)   5,130,283   (32,700,451)

NET ASSETS:
Beginning of period...........................................   49,427,856   44,297,573    76,998,024
                                                                -----------  -----------  ------------
End of period*................................................  $40,640,117  $49,427,856  $ 44,297,573
                                                                ===========  ===========  ============
*Includes accumulated undistributed net investment income
 (loss).......................................................  $    (3,910) $    (3,177) $     (2,629)
                                                                ===========  ===========  ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                Tax Managed Equity Fund
                                       ----------------------------------------
                                       For the year  For the year  For the year
                                           ended        ended         ended
                                       September 30, October 31,   October 31,
                                           2004          2003          2002
                                       ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......... $   (125,272) $    (86,619) $   (393,346)
 Net realized gain (loss) on
   investments and foreign currencies.     (596,071)   (4,260,050)  (15,675,665)
 Net unrealized gain (loss) on
   investments and foreign currencies.    4,818,298    13,156,086    (2,347,140)
                                       ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operation.............    4,096,955     8,809,417   (18,416,151)
                                       ------------  ------------  ------------

Dividends and distributions to
 shareholders from:
 Net investment income (Class A)......           --            --            --
 Net investment income (Class B)......           --            --            --
 Net investment income (Class C)+.....           --            --            --
 Net investment income (Class I)++....           --            --            --
 Net investment income (Class X)......           --            --            --
 Net investment income (Class Z)++....           --            --            --
 Net realized gain on investments
   (Class A)..........................           --            --            --
 Net realized gain on investments
   (Class B)..........................           --            --            --
 Net realized gain on investments
   (Class C)+.........................           --            --            --
 Net realized gain on investments
   (Class I)++........................           --            --            --
 Net realized gain on investments
   (Class X)..........................           --            --            --
 Net realized gain on investments
   (Class Z)++........................           --            --            --
                                       ------------  ------------  ------------
Total dividends and distributions to
 shareholders.........................           --            --            --
                                       ------------  ------------  ------------
Net increase in net assets resulting
 from capital share transactions
 (Note 7).............................  (13,177,953)  (16,922,143)  (25,890,226)
                                       ------------  ------------  ------------
Total increase (decrease) in net
 assets...............................   (9,080,998)   (8,112,726)  (44,306,377)

NET ASSETS:
Beginning of period...................   60,607,023    68,719,749   113,026,126
                                       ------------  ------------  ------------
End of period*........................ $ 51,526,025  $ 60,607,023  $ 68,719,749
                                       ============  ============  ============
*Includes accumulated undistributed
 net investment income (loss)......... $     (8,870) $     (8,076) $     (7,269)
                                       ============  ============  ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                         BLUE CHIP GROWTH FUND
                                                                         ---------------------
                                            Net gain
                                           (loss) on                         Distri-          Net               Net
                     Net Asset    Net     investments             Dividends  butions         Asset            Assets
                       Value   investment    (both     Total from  from net   from    Total  Value            end of
                     beginning   income   realized and investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- --------
                                                                           Class A
                                                                           -------
09/30/00              $23.62     $(0.14)    $  8.00     $  7.86      $--     $(2.46) $(2.46) $29.02   34.66%  $152,788
09/30/01               29.02      (0.03)     (11.13)     (11.16)      --      (3.51)  (3.51)  14.35  (42.23)    82,523
09/30/02               14.35      (0.07)      (3.13)      (3.20)      --         --      --   11.15  (22.30)    59,812
09/30/03               11.15      (0.06)       2.03        1.97       --         --      --   13.12   17.67     64,672
09/30/04               13.12      (0.08)       1.05        0.97       --         --      --   14.09    7.39     62,316
                                                                           Class B
                                                                           -------
09/30/00              $22.43     $(0.31)    $  7.58     $  7.27      $--     $(2.46) $(2.46) $27.24   33.80%  $ 67,586
09/30/01               27.24      (0.16)     (10.35)     (10.51)      --      (3.51)  (3.51)  13.22  (42.66)    34,649
09/30/02               13.22      (0.16)      (2.86)      (3.02)      --         --      --   10.20  (22.84)    31,203
09/30/03               10.20      (0.14)       1.84        1.70       --         --      --   11.90   16.67     30,263
09/30/04               11.90      (0.16)       0.96        0.80       --         --      --   12.70    6.72     27,946
                                                                          Class C+
                                                                          --------
09/30/00              $22.43     $(0.31)    $  7.53     $  7.22      $--     $(2.46) $(2.46) $27.19   33.57%  $  8,939
09/30/01               27.19      (0.15)     (10.32)     (10.47)      --      (3.51)  (3.51)  13.21  (42.58)     6,127
09/30/02               13.21      (0.16)      (2.87)      (3.03)      --         --      --   10.18  (22.94)     7,687
09/30/03               10.18      (0.16)       1.85        1.69       --         --      --   11.87   16.60      7,286
09/30/04               11.87      (0.18)       0.96        0.78       --         --      --   12.65    6.57      6,458
                                                                           Class I
                                                                           -------
11/16/01-09/30/02(3)  $16.30     $(0.04)    $ (5.10)    $ (5.14)     $--     $   --  $   --  $11.16  (31.53)% $ 15,612
09/30/03               11.16      (0.04)       2.04        2.00       --         --      --   13.16   17.92     19,778
09/30/04               13.16      (0.04)       1.05        1.01       --         --      --   14.17    7.67      2,164

                                                                         BLUE CHIP GROWTH FUND
                                                                         ---------------------

                                        Ratio of net
                        Ratio of         investment
                        expenses        income (loss)
                       to average        to average         Portfolio
    Period Ended       net assets        net assets         turnover
-------------------- ----------        -------------        ---------


09/30/00                1.43%              (0.49)%              75%
09/30/01                1.45               (0.15)              136
09/30/02                1.47(6)            (0.47)(6)           107
09/30/03                1.54               (0.50)              114
09/30/04                1.60               (0.59)              145


09/30/00                2.09%              (1.16)%              75%
09/30/01                2.19               (0.89)              136
09/30/02                2.18(6)            (1.18)(6)           107
09/30/03                2.32               (1.28)              114
09/30/04                2.26               (1.25)              145


09/30/00                2.17%(5)           (1.17)%(5)           75%
09/30/01                2.11(5)            (0.81)(5)           136
09/30/02                2.23(5)(6)         (1.25)(5)(6)        107
09/30/03                2.44(5)            (1.40)(5)           114
09/30/04                2.37(5)            (1.37)(5)           145


11/16/01-09/30/02(3)    1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
09/30/03                1.33(5)            (0.29)(5)           114
09/30/04                1.33(5)            (0.26)(5)           145

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                         09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04
                                         -------- -------- ----------- -------- --------
Blue Chip Growth Class C+...............   0.17%    0.03%      -- %       -- %     -- %
Blue Chip Growth Class I................     --       --      0.08(4)    0.33     0.13

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     GROWTH OPPORTUNITIES FUND
                                                                     -------------------------
                                    Net gain
                                   (loss) on                         Distri-          Net                 Net
             Net Asset    Net     investments             Dividends  butions         Asset              Assets
               Value   investment    (both     Total from  from net   from    Total  Value              end of
             beginning   income   realized and investment investment capital distri- end of   Total     period
Period Ended of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2)   (000's)
------------ --------- ---------- ------------ ---------- ---------- ------- ------- ------ ---------   --------
                                                                              Class A
                                                                              -------
09/30/00      $23.12     $(0.17)    $ 21.77     $ 21.60      $--     $(3.93) $(3.93) $40.79  102.04%    $206,531
09/30/01       40.79      (0.14)     (22.33)     (22.47)      --      (2.90)  (2.90)  15.42  (58.23)      89,935
09/30/02       15.42      (0.17)      (5.26)      (5.43)      --         --      --    9.99  (35.21)      50,018
09/30/03        9.99      (0.13)       3.88        3.75       --         --      --   13.74   37.54       62,660
09/30/04       13.74      (0.16)       0.07       (0.09)      --         --      --   13.65   (0.66)(7)   49,918
                                                                              Class B
                                                                              -------
09/30/00      $21.88     $(0.37)    $ 20.42     $ 20.05      $--     $(3.93) $(3.93) $38.00  100.58%    $108,083
09/30/01       38.00      (0.28)     (20.66)     (20.94)      --      (2.90)  (2.90)  14.16  (58.50)      54,902
09/30/02       14.16      (0.26)      (4.79)      (5.05)      --         --      --    9.11  (35.66)      33,221
09/30/03        9.11      (0.20)       3.53        3.33       --         --      --   12.44   36.55       38,870
09/30/04       12.44      (0.24)       0.07       (0.17)      --         --      --   12.27   (1.37)(7)   31,429
                                                                              Class C+
                                                                              --------
09/30/00      $21.88     $(0.33)    $ 20.35     $ 20.02      $--     $(3.93) $(3.93) $37.97  100.44%    $ 65,322
09/30/01       37.97      (0.28)     (20.64)     (20.92)      --      (2.90)  (2.90)  14.15  (58.50)      31,594
09/30/02       14.15      (0.26)      (4.79)      (5.05)      --         --      --    9.10  (35.69)      17,484
09/30/03        9.10      (0.20)       3.53        3.33       --         --      --   12.43   36.59       19,808
09/30/04       12.43      (0.24)       0.06       (0.18)      --         --      --   12.25   (1.45)(7)   14,599
                                                                              Class I
                                                                              -------
11/16/01-
 09/30/02(3)  $18.09     $(0.14)    $ (7.95)    $ (8.09)     $--     $   --  $   --  $10.00  (44.72)%   $  3,054
09/30/03       10.00      (0.10)       3.90        3.80       --         --      --   13.80   38.00        4,404
09/30/04       13.80      (0.13)       0.08       (0.05)      --         --      --   13.75   (0.36)(7)    3,493
                                                                              Class X
                                                                              -------
03/19/02-
 09/30/02(3)  $18.19     $(0.08)    $ (8.10)    $ (8.18)     $--     $   --  $   --  $10.01  (44.97)%   $  2,492
09/30/03       10.01      (0.07)       3.90        3.83       --         --      --   13.84   38.26       10,258
09/30/04       13.84      (0.09)       0.08       (0.01)      --         --      --   13.83   (0.07)(7)       76



                                Ratio of net
                Ratio of         investment
                expenses        income (loss)
               to average        to average         Portfolio
Period Ended   net assets        net assets         turnover
------------ ----------        -------------        ---------


09/30/00        1.43%              (0.49)%             139%
09/30/01        1.49               (0.57)              207
09/30/02        1.49(6)            (1.11)(6)           344
09/30/03        1.63               (1.11)              204
09/30/04        1.58               (1.09)              170


09/30/00        2.10%              (1.11)%             139%
09/30/01        2.17               (1.25)              207
09/30/02        2.18(6)            (1.80)(6)           344
09/30/03        2.36               (1.85)              204
09/30/04        2.27               (1.78)              170


09/30/00        2.09%(5)           (0.99)%(5)          139%
09/30/01        2.16(5)            (1.24)(5)           207
09/30/02        2.21(5)(6)         (1.82)(5)(6)        344
09/30/03        2.33(5)            (1.82)(5)           204
09/30/04        2.29(5)            (1.80)(5)           170


11/16/01-
 09/30/02(3)    1.33%(4)(5)(6)     (0.95)%(4)(5)(6)    344%
09/30/03        1.33(5)            (0.82)(5)           204
09/30/04        1.33(5)            (0.85)(5)           170


03/19/02-
 09/30/02(3)    1.20%(4)(5)(6)     (0.83)%(4)(5)(6)    344%
09/30/03        1.17(5)            (0.64)(5)           204
09/30/04        1.12(5)            (0.60)(5)           170

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                               09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04
                               -------- -------- ----------- -------- --------
 Growth Opportunities Class C+   0.01%    -- %       -- %       -- %     -- %
 Growth Opportunities Class I.     --      --       0.18(4)    0.50     0.18
 Growth Opportunities Class X.     --      --       0.38(4)    0.04     0.04

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10%, Class I 0.08%, and Class X 0.07%, respectively. (See
   Note 4)
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                           NEW CENTURY FUND
                                                           ----------------
                                    Net gain
                                   (loss) on                         Distri-          Net               Net
             Net Asset    Net     investments             Dividends  butions         Asset            Assets    Ratio of
               Value   investment    (both     Total from  from net   from    Total  Value            end of    expenses
             beginning   income   realized and investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                Class A
                                                                -------
  09/30/00    $27.38     $(0.31)    $ 19.04     $ 18.73      $--     $(4.97) $(4.97) $41.14   72.74%  $253,359    1.42%
  09/30/01     41.14      (0.05)     (19.00)     (19.05)      --      (8.88)  (8.88)  13.21  (54.88)   101,691    1.46
  09/30/02     13.21      (0.13)      (1.86)      (1.99)      --         --      --   11.22  (15.06)    74,710    1.50
  09/30/03     11.22      (0.13)       2.35        2.22       --         --      --   13.44   19.79     85,685    1.57
  09/30/04     13.44      (0.17)       1.50        1.33       --         --      --   14.77    9.90     80,872    1.57
                                                                Class B
                                                                -------
  09/30/00    $26.07     $(0.53)    $ 18.04     $ 17.51      $--     $(4.97) $(4.97) $38.61   71.59%  $122,004    2.07%
  09/30/01     38.61      (0.17)     (17.57)     (17.74)      --      (8.88)  (8.88)  11.99  (55.15)    39,577    2.11
  09/30/02     11.99      (0.20)      (1.68)      (1.88)      --         --      --   10.11  (15.68)    23,271    2.18
  09/30/03     10.11      (0.20)       2.12        1.92       --         --      --   12.03   18.99     16,078    2.28
  09/30/04     12.03      (0.25)       1.35        1.10       --         --      --   13.13    9.14     11,415    2.29
                                                               Class C+
                                                               --------
  09/30/00    $26.05     $(0.54)    $ 18.01     $ 17.47      $--     $(4.97) $(4.97) $38.55   71.48%  $ 10,848    2.14%(3)
  09/30/01     38.55      (0.17)     (17.54)     (17.71)      --      (8.88)  (8.88)  11.96  (55.16)     4,508    2.13(3)
  09/30/02     11.96      (0.20)      (1.67)      (1.87)      --         --      --   10.09  (15.64)     2,447    2.14(3)
  09/30/03     10.09      (0.18)       2.11        1.93       --         --      --   12.02   19.13      2,183    2.14(3)
  09/30/04     12.02      (0.22)       1.34        1.12       --         --      --   13.14    9.32      2,180    2.10(3)



             Ratio of net
              investment
             income (loss)
              to average    Portfolio
Period Ended  net assets    turnover
------------ -------------  ---------


  09/30/00       (0.80)%       227%
  09/30/01       (0.23)        282
  09/30/02       (0.92)        199
  09/30/03       (1.08)        123
  09/30/04       (1.20)        110


  09/30/00       (1.46)%       227%
  09/30/01       (0.88)        282
  09/30/02       (1.60)        199
  09/30/03       (1.77)        123
  09/30/04       (1.91)        110


  09/30/00       (1.47)%(3)    227%
  09/30/01       (0.90)(3)     282
  09/30/02       (1.56)(3)     199
  09/30/03       (1.63)(3)     123
  09/30/04       (1.73)(3)     110

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                            09/30/00 09/30/01 09/30/02 09/30/03 09/30/04
                            -------- -------- -------- -------- --------
       New Century Class C+   0.05%    0.06%    0.27%    0.66%    0.48%

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    GROWTH AND INCOME FUND
                                                                    ----------------------
                                            Net gain
                                           (loss) on                         Distri-          Net
                     Net Asset    Net     investments             Dividends  butions         Asset            Net Assets
                       Value   investment    (both     Total from  from net   from    Total  Value              end of
                     beginning   income   realized and investment investment capital distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2)  (000's)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- ----------
                                                                            Class A
                                                                            -------
09/30/00              $16.23     $(0.08)     $ 4.51      $ 4.43      $--     $(0.66) $(0.66) $20.00   27.64%   $127,168
09/30/01               20.00      (0.03)      (7.43)      (7.46)      --      (1.43)  (1.43)  11.11  (39.45)     75,795
09/30/02               11.11       0.00       (2.24)      (2.24)      --         --      --    8.87  (20.16)     71,482
09/30/03                8.87       0.01        1.31        1.32       --         --      --   10.19   14.88      70,826
09/30/04               10.19       0.00        1.19        1.19       --         --      --   11.38   11.68      69,069
                                                                            Class B
                                                                            -------
09/30/00              $15.90     $(0.20)     $ 4.40      $ 4.20      $--     $(0.66) $(0.66) $19.44   26.74%   $176,395
09/30/01               19.44      (0.12)      (7.19)      (7.31)      --      (1.43)  (1.43)  10.70  (39.85)     99,012
09/30/02               10.70      (0.07)      (2.14)      (2.21)      --         --      --    8.49  (20.65)     81,686
09/30/03                8.49      (0.06)       1.26        1.20       --         --      --    9.69   14.13      66,378
09/30/04                9.69      (0.07)       1.13        1.06       --         --      --   10.75   10.94      54,199
                                                                           Class C+
                                                                           --------
09/30/00              $15.89     $(0.20)     $ 4.39      $ 4.19      $--     $(0.66) $(0.66) $19.42   26.78%   $ 39,986
09/30/01               19.42      (0.13)      (7.18)      (7.31)      --      (1.43)  (1.43)  10.68  (39.89)     28,283
09/30/02               10.68      (0.07)      (2.13)      (2.20)      --         --      --    8.48  (20.60)     60,174
09/30/03                8.48      (0.06)       1.25        1.19       --         --      --    9.67   14.03      49,593
09/30/04                9.67      (0.07)       1.13        1.06       --         --      --   10.73   10.96      43,993
                                                                            Class I
                                                                            -------
11/16/01-09/30/02(3)  $12.29     $ 0.02      $(3.43)     $(3.41)     $--     $   --  $   --  $ 8.88  (27.75)%  $  9,877
09/30/03                8.88       0.02        1.31        1.33       --         --      --   10.21   14.97      12,899
09/30/04               10.21       0.02        1.18        1.20       --         --      --   11.41   11.75         769



                                        Ratio of net
                        Ratio of         investment
                        expenses        income (loss)
                       to average        to average        Portfolio
    Period Ended       net assets        net assets        turnover
-------------------- ----------        -------------       ---------


09/30/00                1.44%              (0.43)%             61%
09/30/01                1.45               (0.21)             126
09/30/02                1.50(6)            (0.01)(6)          118
09/30/03                1.50                0.06              123
09/30/04                1.50                0.01              139


09/30/00                2.07%              (1.07)%             61%
09/30/01                2.09               (0.85)             126
09/30/02                2.13(6)            (0.66)(6)          118
09/30/03                2.16               (0.59)             123
09/30/04                2.17               (0.67)             139


09/30/00                2.10%(5)           (1.10)%(5)          61%
09/30/01                2.13(5)            (0.88)(5)          126
09/30/02                2.17(5)(6)         (0.68)(5)(6)       118
09/30/03                2.16(5)            (0.60)(5)          123
09/30/04                2.14(5)            (0.64)(5)          139


11/16/01-09/30/02(3)    1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
09/30/03                1.32(5)             0.23(5)           123
09/30/04                1.32(5)             0.19(5)           139

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                              09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04
                              -------- -------- ----------- -------- --------
   Growth and Income Class C+   0.01%    -- %       -- %       -- %     -- %
   Growth and Income Class I.     --      --       0.12(4)    0.37     0.14

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by .02%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        BALANCED ASSETS FUND
                                                                        --------------------
                                               Net gain
                                              (loss) on                         Distri-          Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Net Assets
                          Value   investment    (both     Total from  from net   from    Total  Value              end of
                        beginning   income   realized and investment investment capital distri- end of   Total     period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2)  (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- ----------
                                                                               Class A
                                                                               -------
09/30/00                 $20.12     $0.21       $ 2.83      $ 3.04     $(0.22)  $(1.98) $(2.20) $20.96   15.69%   $319,598
09/30/01                  20.96      0.22        (5.73)      (5.51)     (0.21)   (2.00)  (2.21)  13.24  (28.35)    229,609
09/30/02(7)               13.24      0.19        (1.45)      (1.26)     (0.19)      --   (0.19)  11.79   (9.65)    183,652
09/30/03                  11.79      0.10         0.68        0.78      (0.12)      --   (0.12)  12.45    6.65     175,324
09/30/04                  12.45      0.12         0.78        0.90      (0.16)      --   (0.16)  13.19    7.27     160,269
                                                                               Class B
                                                                               -------
09/30/00                 $20.09     $0.08       $ 2.82      $ 2.90     $(0.09)  $(1.98) $(2.07) $20.92   14.98%   $174,936
09/30/01                  20.92      0.11        (5.70)      (5.59)     (0.13)   (2.00)  (2.13)  13.20  (28.80)     95,473
09/30/02(7)               13.20      0.10        (1.45)      (1.35)     (0.11)      --   (0.11)  11.74  (10.29)     64,452
09/30/03                  11.74      0.03         0.68        0.71      (0.04)      --   (0.04)  12.41    6.07      47,496
09/30/04                  12.41      0.03         0.77        0.80      (0.07)      --   (0.07)  13.14    6.45      38,687
                                                                              Class C+
                                                                              --------
09/30/00                 $20.11     $0.08       $ 2.82      $ 2.90     $(0.09)  $(1.98) $(2.07) $20.94   14.95%   $ 29,506
09/30/01                  20.94      0.12        (5.72)      (5.60)     (0.13)   (2.00)  (2.13)  13.21  (28.83)     24,450
09/30/02(7)               13.21      0.09        (1.43)      (1.34)     (0.11)      --   (0.11)  11.76  (10.21)     31,894
09/30/03                  11.76      0.03         0.67        0.70      (0.04)      --   (0.04)  12.42    5.97      25,784
09/30/04                  12.42      0.03         0.78        0.81      (0.07)      --   (0.07)  13.16    6.53      22,781
                                                                               Class I
                                                                               -------
11/16/01-09/30/02(3)(7)  $14.29     $0.19       $(2.48)     $(2.29)    $(0.21)  $   --  $(0.21) $11.79  (16.18)%  $  4,457
09/30/03                  11.79      0.12         0.69        0.81      (0.14)      --   (0.14)  12.46    6.89       4,574
09/30/04                  12.46      0.16         0.77        0.93      (0.18)      --   (0.18)  13.21    7.44         679



                                          Ratio of net
                           Ratio of        investment
                           expenses       income (loss)
                          to average       to average        Portfolio
     Period Ended         net assets       net assets        turnover
----------------------- ----------        -------------      ---------


09/30/00                   1.44%              1.01%             259%
09/30/01                   1.44               1.32              362
09/30/02(7)                1.47(6)            1.39(6)           485
09/30/03                   1.49               0.86              409
09/30/04                   1.50               0.89              181


09/30/00                   2.06%              0.40%             259%
09/30/01                   2.08               0.68              362
09/30/02(7)                2.12(6)            0.73(6)           485
09/30/03                   2.16               0.22              409
09/30/04                   2.18               0.20              181


09/30/00                   2.05%(5)           0.38%(5)          259%
09/30/01                   2.05(5)            0.71(5)           362
09/30/02(7)                2.13(5)(6)         0.72(5)(6)        485
09/30/03                   2.15(5)            0.22(5)           409
09/30/04                   2.18(5)            0.21(5)           181


11/16/01-09/30/02(3)(7)    1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
09/30/03                   1.33(5)            1.02(5)           409
09/30/04                   1.29(5)            1.10(5)           181

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                             09/30/00 09/30/01 09/30/02(6) 09/30/03 09/30/04
                             -------- -------- ----------- -------- --------
    Balanced Assets Class C+   0.07%    0.06%      -- %       -- %     -- %
    Balanced Assets Class I.     --       --      0.19(4)    0.19     0.24

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)As disclosed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     INTERNATIONAL EQUITY FUND
                                                                     -------------------------
                                               Net gain
                                              (loss) on                         Distri-          Net               Net
                        Net Asset    Net     investments             Dividends  butions         Asset            Assets
                          Value   investment    (both     Total from  from net   from    Total  Value            end of
                        beginning   income   realized and investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                              Class A
                                                                              -------
10/31/99                 $12.22     $(0.03)     $ 2.12      $ 2.09     $   --   $(0.05) $(0.05) $14.26   17.15%  $29,324
10/31/00                  14.26      (0.11)       0.29        0.18         --       --      --   14.44    1.26    49,085
10/31/01                  14.44      (0.05)      (4.40)      (4.45)        --    (1.11)  (1.11)   8.88  (33.17)   24,408
11/01/01-09/30/02(8)       8.88       0.00       (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03        1.70        1.73         --       --      --    8.73   24.71    28,720
09/30/04                   8.73       0.01        1.46        1.47       0.00       --    0.00   10.20   16.88    32,221
                                                                              Class B
                                                                              -------
10/31/99                 $12.07     $(0.12)     $ 2.08      $ 1.96     $   --   $(0.05) $(0.05) $13.98   16.29%  $47,342
10/31/00                  13.98      (0.22)       0.31        0.09         --       --      --   14.07    0.64    48,901
10/31/01                  14.07      (0.13)      (4.26)      (4.39)        --    (1.11)  (1.11)   8.57  (33.64)   26,747
11/01/01-09/30/02(8)       8.57      (0.06)      (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)       1.64        1.61         --       --      --    8.34   23.92    24,799
09/30/04                   8.34      (0.06)       1.41        1.35         --       --      --    9.69   16.19    20,673
                                                                             Class C+
                                                                             --------
10/31/99                 $12.07     $(0.13)     $ 2.10      $ 1.97     $   --   $(0.05) $(0.05) $13.99   16.37%  $11,709
10/31/00                  13.99      (0.21)       0.30        0.09         --       --      --   14.08    0.64    20,367
10/31/01                  14.08      (0.12)      (4.28)      (4.40)        --    (1.11)  (1.11)   8.57  (33.69)   12,949
11/01/01-09/30/02(8)       8.57      (0.06)      (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)       1.64        1.61         --       --      --    8.33   23.96    14,787
09/30/04                   8.33      (0.06)       1.41        1.35         --       --      --    9.68   16.21    15,798
                                                                              Class I
                                                                              -------
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01      $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03        1.72        1.75         --       --      --    8.77   24.93    20,499
09/30/04                   8.77      (0.04)       1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233



                                            Ratio of net
                          Ratio of           investment
                          expenses          income (loss)
                         to average          to average        Portfolio
     Period Ended       net assets(4)       net assets(4)      turnover
----------------------- -------------      -------------       ---------


10/31/99                    2.03%              (0.23)%            102%
10/31/00                    2.03(5)            (0.72)(5)           89
10/31/01                    2.03               (0.42)             272
11/01/01-09/30/02(8)        1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
09/30/03                    1.90                0.35              209
09/30/04                    1.90                0.06              202


10/31/99                    2.68%              (0.92)%            102%
10/31/00                    2.68(5)            (1.37)(5)           89
10/31/01                    2.68               (1.14)             272
11/01/01-09/30/02(8)        2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
09/30/03                    2.55               (0.41)             209
09/30/04                    2.55               (0.62)             202


10/31/99                    2.68%              (0.95)%            102%
10/31/00                    2.68(5)            (1.30)(5)           89
10/31/01                    2.68               (1.13)             272
11/01/01-09/30/02(8)        2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
09/30/03                    2.55               (0.38)             209
09/30/04                    2.55               (0.60)             202


11/16/01-09/30/02(6)(8)     1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
09/30/03                    1.80                0.43              209
09/30/04                    1.80               (0.34)             202

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                              10/31/99 10/31/00 10/31/01 09/30/02(7) 09/30/03 09/30/04
                              -------- -------- -------- ----------- -------- --------
International Equity Class A.   0.25%    0.04%    0.03%     0.08%      0.18%    0.10%
International Equity Class B.   0.24     0.04     0.06      0.14       0.13     0.11
International Equity Class C+   0.33     0.10     0.14      0.13       0.28     0.06
International Equity Class I.     --       --       --      0.11       0.16     0.12

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursement if applicable.
(6)Commencement of sale of respective class of shares
(7)Includes expense reimbursements (recoupments) but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(8)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      VALUE FUND
                                                                      ----------
                                            Net Gain
                                           (loss) on                         Distri-          Net               Net    Ratio of
                     Net Asset    Net     investments             Dividends  butions         Asset            Assets   expenses
                       Value   investment    (both     Total from  from net   from    Total  Value            end of  to average
                     beginning   income   realized and investment investment capital distri- end of   Total   period     net
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's) assets(4)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
                                                                       -------
10/31/99              $14.99     $ 0.07      $ 1.76      $ 1.83     $   --   $   --  $   --  $16.82   12.21%  $58,581    1.77%(5)
10/31/00               16.82       0.04        1.68        1.72         --    (0.77)  (0.77)  17.77   10.73    52,062    1.78(5)
10/31/01               17.77       0.11       (0.83)      (0.72)        --    (1.95)  (1.95)  15.10   (4.42)   51,150    1.78(5)
10/31/02               15.10       0.18        0.07        0.25      (0.09)   (0.63)  (0.72)  14.63    1.44    50,975    1.78
10/31/03               14.63       0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59    60,701    1.78(7)
11/01/03-09/30/04(8)   16.33       0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79    91,769    1.73(3)
                                                                       Class B
                                                                       -------
10/31/99              $14.81     $(0.03)     $ 1.73      $ 1.70     $   --   $   --  $   --  $16.51   11.48%  $95,112    2.40%(5)
10/31/00               16.51       0.06        1.51        1.57         --    (0.77)  (0.77)  17.31   10.00    79,261    2.43(5)
10/31/01               17.31       0.00       (0.80)      (0.80)        --    (1.95)  (1.95)  14.56   (5.06)   77,667    2.43(5)
10/31/02               14.56       0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74    78,584    2.43
10/31/03               14.06       0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94    83,935    2.41(7)
11/01/03-09/30/04(8)   15.69       0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09    68,492    2.40(3)
                                                                       Class C+
                                                                       --------
10/31/99              $14.81     $(0.03)     $ 1.73      $ 1.70     $   --   $   --  $   --  $16.51   11.48%  $12,976    2.42%(5)
10/31/00               16.51       0.07        1.49        1.56         --    (0.77)  (0.77)  17.30    9.93    14,652    2.43(5)
10/31/01               17.30       0.00       (0.79)      (0.79)        --    (1.95)  (1.95)  14.56   (5.01)   17,805    2.43(5)
10/31/02               14.56       0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74    18,504    2.43
10/31/03               14.06       0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94    23,208    2.43(7)
11/1/03-09/30/04(8)    15.69       0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09    30,987    2.41(3)
                                                                       Class I
                                                                       -------
11/16/01-10/31/02(6)  $15.93     $ 0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $ 4,726    1.68%(3)
10/31/03               14.63       0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72     6,629    1.68(7)
11/01/03-09/30/04(8)   16.33       0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91     4,746    1.67(3)
                                                                       Class Z
                                                                       -------
10/31/99              $15.04     $ 0.17      $ 1.76      $ 1.93     $   --   $   --  $   --  $16.97   12.83%  $    74    1.21%(5)
10/31/00               16.97       0.13        1.69        1.82         --    (0.77)  (0.77)  18.02   11.25       353    1.21(5)
10/31/01               18.02       0.21       (0.85)      (0.64)        --    (1.95)  (1.95)  15.43   (3.86)      487    1.21(5)
10/31/02               15.43       0.27        0.06        0.33      (0.16)   (0.63)  (0.79)  14.97    1.98       360    1.21
10/31/03               14.97       0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36     4,532    1.21(7)
11/01/03-09/30/04(8)   16.75       0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37     7,370    1.19(3)



                     Ratio of net
                      investment
                     income (loss)
                      to average    Portfolio
    Period Ended     net assets(4)  turnover
-------------------- -------------  ---------


10/31/99                  0.43%(5)     118%
10/31/00                  0.25(5)       95
10/31/01                  0.68(5)      146
10/31/02                  1.15         188
10/31/03                  1.94(7)      138
11/01/03-09/30/04(8)      2.12(3)      204


10/31/99                 (0.19)%(5)    118%
10/31/00                  0.39(5)       95
10/31/01                  0.03(5)      146
10/31/02                  0.49         188
10/31/03                  1.32(7)      138
11/01/03-09/30/04(8)      1.58(3)      204


10/31/99                 (0.21)%(5)    118%
10/31/00                  0.40(5)       95
10/31/01                  0.02(5)      146
10/31/02                  0.49         188
10/31/03                  1.28(7)      138
11/1/03-09/30/04(8)       1.48(3)      204


11/16/01-10/31/02(6)      1.26%(3)     188%
10/31/03                  2.02(7)      138
11/01/03-09/30/04(8)      2.31(3)      204


10/31/99                  0.98%(5)     118%
10/31/00                  0.72(5)       95
10/31/01                  1.26(5)      146
10/31/02                  1.69         188
10/31/03                  2.33(7)      138
11/01/03-09/30/04(8)      2.58(3)      204

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                    10/31/99 10/31/00 10/31/01 10/31/02  10/31/03 09/30/04
                    -------- -------- -------- --------  -------- --------
     Value Class A.   0.04%    0.09%    0.00%    0.01%    (0.01)%   0.04%
     Value Class B.   0.02     0.07       --    (0.02)    (0.01)    0.02
     Value Class C+   0.13     0.11     0.05     0.03      0.02     0.06
     Value Class I.     --       --       --     0.19(3)     --     0.10
     Value Class Z.  23.27    10.14     6.55     5.52      1.00     0.16

(5)The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements is applicable.
(6)Commencement of sale of respective class of shares
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by

                                           10/31/03
                                           --------
                            Value Class A.   0.01%
                            Value Class B.   0.01
                            Value Class C+   0.01
                            Value Class I.   0.01
                            Value Class Z.   0.00

(8)The Fund charged its fiscal year end from October 31 to September 30
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                            BIOTECH/HEALTH FUND
                                                                            -------------------
                                            Net gain
                                           (loss) on                         Distri-          Net               Net
                     Net Asset    Net     investments             Dividends  butions         Asset            Assets
                       Value   investment    (both     Total from  from net   from    Total  Value            end of
                     beginning   income   realized and investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                                  Class A
                                                                                  -------
06/14/00-10/31/00(3)  $12.50     $(0.02)     $ 3.48      $ 3.46      $--     $   --  $   --  $15.96   27.68%  $30,489
10/31/01               15.96      (0.06)      (4.32)      (4.38)      --      (0.55)  (0.55)  11.03  (27.92)   27,865
10/31/02               11.03      (0.13)      (3.28)      (3.41)      --         --      --    7.62  (30.92)   16,092
10/31/03                7.62      (0.11)       2.30        2.19       --         --      --    9.81   28.74    18,924
11/01/03-09/30/04(7)    9.81      (0.11)      (0.67)      (0.78)      --         --      --    9.03   (7.95)   15,839
                                                                                  Class B
                                                                                  -------
06/14/00-10/31/00(3)  $12.50     $(0.05)     $ 3.47      $ 3.42      $--     $   --  $   --  $15.92   27.36%  $23,457
10/31/01               15.92      (0.14)      (4.31)      (4.45)      --      (0.55)  (0.55)  10.92  (28.45)   25,552
10/31/02               10.92      (0.19)      (3.23)      (3.42)      --         --      --    7.50  (31.32)   15,757
10/31/03                7.50      (0.16)       2.25        2.09       --         --      --    9.59   27.87    17,843
11/01/03-09/30/04(7)    9.59      (0.16)      (0.66)      (0.82)      --         --      --    8.77   (8.55)   14,417
                                                                                  Class C+
                                                                                  --------
06/14/00-10/31/00(3)  $12.50     $(0.05)     $ 3.48      $ 3.43      $--     $   --  $   --  $15.93   27.44%  $20,386
10/31/01               15.93      (0.14)      (4.31)      (4.45)      --      (0.55)  (0.55)  10.93  (28.43)   23,581
10/31/02               10.93      (0.19)      (3.23)      (3.42)      --         --      --    7.51  (31.29)   12,448
10/31/03                7.51      (0.16)       2.26        2.10       --         --      --    9.61   27.96    12,662
11/01/03-09/30/04(7)    9.61      (0.16)      (0.66)      (0.82)      --         --      --    8.79   (8.53)   10,384



                                     Ratio of net
                       Ratio of       investment
                       expenses      income (loss)
                      to average      to average       Portfolio
    Period Ended     net assets(5)   net assets(5)     turnover
-------------------- -------------   -------------     ---------


06/14/00-10/31/00(3)     1.55%(4)(6)     (0.28)%(4)(6)    112%
10/31/01                 1.55(6)         (0.50)(6)        333
10/31/02                 1.55            (1.38)           340
10/31/03                 1.55            (1.32)           236
11/01/03-09/30/04(7)     1.55(4)         (1.15)(4)        149


06/14/00-10/31/00(3)     2.20%(4)(6)     (1.08)%(4)(6)    112%
10/31/01                 2.20(6)         (1.18)(6)        333
10/31/02                 2.20            (2.03)           340
10/31/03                 2.20            (1.97)           236
11/01/03-09/30/04(7)     2.20(4)         (1.80)(4)        149


06/14/00-10/31/00(3)     2.20%(4)(6)     (1.07)%(4)(6)    112%
10/31/01                 2.20(6)         (1.17)(6)        333
10/31/02                 2.20            (2.03)           340
10/31/03                 2.20            (1.97)           236
11/01/03-09/30/04(7)     2.20(4)         (1.80)(4)        149

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                               10/31/00(4) 10/31/01 10/31/02 10/31/03 09/30/04
                               ----------- -------- -------- -------- --------
  Biotech/Health Fund Class A.    0.49%      0.19%    0.20%    0.23%    0.28%
  Biotech/Health Fund Class B.    0.96       0.21     0.20     0.26     0.26
  Biotech/Health Fund Class C+    1.09       0.20     0.21     0.33     0.26

(6)The ratio reflects an expense cap which is net of custody credits of less than 0.01%
(7)The fund changed its fiscal year end from October 31 to September 30
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                            TAX MANAGED EQUITY FUND

                                            Net Gain
                                           (Loss) on                         Distri-          Net               Net
                     Net Asset    Net     investments             Dividends  butions         Asset            Assets
                       Value   investment    (both     Total from  from net   from    Total  Value            end of
                     beginning   income   realized and investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized)  operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ------------ ---------- ---------- ------- ------- ------ --------- -------
                                                                         Class A
                                                                         -------
03/01/99-10/31/99(3)  $12.50     $ 0.00      $ 1.15      $ 1.15      $--       $--     $--   $13.65    9.20%  $25,067
10/31/00               13.65      (0.02)       0.91        0.89       --        --      --    14.54    6.52    38,802
10/31/01               14.54       0.00       (3.50)      (3.50)      --        --      --    11.04  (24.07)   28,739
10/31/02               11.04       0.01       (2.05)      (2.04)      --        --      --     9.00  (18.48)   16,587
10/31/03                9.00       0.03        1.46        1.49       --        --      --    10.49   16.56    14,877
11/01/03-09/30/04(7)   10.49       0.03        0.75        0.78       --        --      --    11.27    7.44    13,562
                                                                         Class B
                                                                         -------
03/01/99-10/31/99(3)  $12.50     $(0.06)     $ 1.14      $ 1.08      $--       $--     $--   $13.58    8.64%  $27,524
10/31/00               13.58      (0.11)       0.91        0.80       --        --      --    14.38    5.89    47,972
10/31/01               14.38      (0.08)      (3.45)      (3.53)      --        --      --    10.85  (24.55)   40,677
10/31/02               10.85      (0.06)      (2.00)      (2.06)      --        --      --     8.79  (18.99)   25,703
10/31/03                8.79      (0.03)       1.41        1.38       --        --      --    10.17   15.70    22,694
11/01/03-09/30/04(7)   10.17      (0.04)       0.73        0.69       --        --      --    10.86    6.78    19,669
                                                                         Class C+
                                                                         --------
03/01/99-10/31/99(3)  $12.50     $(0.06)     $ 1.16      $ 1.10      $--       $--     $--   $13.60    8.80%  $27,884
10/31/00               13.60      (0.11)       0.91        0.80       --        --      --    14.40    5.88    51,348
10/31/01               14.40      (0.08)      (3.46)      (3.54)      --        --      --    10.86  (24.58)   43,610
10/31/02               10.86      (0.06)      (2.00)      (2.06)      --        --      --     8.80  (18.97)   26,430
10/31/03                8.80      (0.03)       1.42        1.39       --        --      --    10.19   15.80    23,036
11/01/03-09/30/04(7)   10.19      (0.04)       0.73        0.69       --        --      --    10.88    6.77    18,295

                                     Ratio of net
                       Ratio of       investment
                       expenses      income loss)
                      to average      to average       Portfolio
    Period Ended     net assets(5)   net assets(5)     turnover
-------------------- -------------   -------------     ---------


03/01/99-10/31/99(3)     1.45%(4)(6)     (0.02)%(4)(6)     9%
10/31/00                 1.45(6)         (0.14)(6)         7
10/31/01                 1.45(6)         (0.03)(6)        19
10/31/02                 1.45             0.09            16
10/31/03                 1.45             0.35            13
11/01/03-09/30/04(7)     1.45(4)          0.25(4)         20


03/01/99-10/31/99(3)     2.10%(4)(6)     (0.74)%(4)(6)     9%
10/31/00                 2.10(6)         (0.79)(6)         7
10/31/01                 2.10(6)         (0.68)(6)        19
10/31/02                 2.10            (0.56)           16
10/31/03                 2.10            (0.30)           13
11/01/03-09/30/04(7)     2.10(4)         (0.40)(4)        20


03/01/99-10/31/99(3)     2.10%(4)(6)     (0.75)%(4)(6)     9%
10/31/00                 2.10(6)         (0.79)(6)         7
10/31/01                 2.10(6)         (0.68)(6)        19
10/31/02                 2.10            (0.56)           16
10/31/03                 2.10            (0.30)           13
11/01/03-09/30/04(7)     2.10(4)         (0.40)(4)        20

--------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                 10/31/99(4) 10/31/00 10/31/01 10/31/02 10/31/03 09/30/04
                                 ----------- -------- -------- -------- -------- --------
Tax Managed Equity Fund Class A.    1.07%      0.23%    0.15%    0.21%    0.26%    0.24%
Tax Managed Equity Fund Class B.    0.84       0.22     0.15     0.20     0.23     0.25
Tax Managed Equity Fund Class C+    0.83       0.22     0.14     0.21     0.23     0.24

(6)The ratio reflects an expense cap which is net of custody credits of less than 0.01%
(7)The fund changed its fiscal year end from October 31 to September 30
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Medical Products...............   9.8%
                     Financial Services.............   9.7
                     Pharmaceuticals................   8.7
                     Retail.........................   7.6
                     Telecommunications.............   6.9
                     Conglomerate...................   5.9
                     Electronics....................   5.7
                     Aerospace & Military Technology   5.4
                     Computer Software..............   5.4
                     Energy Sources.................   3.9
                     Broadcasting & Media...........   3.8
                     Computers & Business Equipment.   3.8
                     Housing & Household Durables...   3.4
                     Energy Services................   3.2
                     Internet Content...............   2.6
                     Leisure & Tourism..............   2.5
                     Internet Software..............   2.2
                     Transportation.................   2.0
                     Apparel & Textiles.............   1.6
                     Health Services................   1.5
                     Food, Beverage, & Tobacco......   1.4
                     Machinery......................   1.3
                     Banks..........................   1.3
                     Chemicals......................   0.8
                     Repurchase Agreements..........   0.4
                                                     -----
                                                     100.8%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 100.4%
          Aerospace & Military Technology -- 5.4%
            General Dynamics Corp.................  17,500 $ 1,786,750
            Honeywell International, Inc..........  41,900   1,502,534
            United Technologies Corp..............  22,100   2,063,698
                                                           -----------
                                                             5,352,982
                                                           -----------
          Apparel & Textiles -- 1.6%
            Nike, Inc., Class B...................  20,600   1,623,280
                                                           -----------
          Banks -- 1.3%
            Bank of America Corp..................  29,000   1,256,570
                                                           -----------
          Broadcasting & Media -- 3.8%
            McGraw-Hill Cos., Inc.................  15,000   1,195,350
            Omnicom Group, Inc....................  10,000     730,600
            Time Warner, Inc.+.................... 115,700   1,867,398
                                                           -----------
                                                             3,793,348
                                                           -----------
          Chemicals -- 0.8%
            Dow Chemical Co.......................  18,000     813,240
                                                           -----------
          Computer Software -- 5.4%
            Adobe Systems, Inc....................  29,100   1,439,577
            Microsoft Corp........................ 141,400   3,909,710
                                                           -----------
                                                             5,349,287
                                                           -----------
          Computers & Business Equipment -- 3.8%
            Dell, Inc.+...........................  49,900   1,776,440
            International Business Machines Corp..  22,900   1,963,446
                                                           -----------
                                                             3,739,886
                                                           -----------
          Conglomerate -- 5.9%
            General Electric Co................... 122,100   4,100,118
            Tyco International, Ltd...............  56,200   1,723,092
                                                           -----------
                                                             5,823,210
                                                           -----------
          Electronics -- 5.7%
            Applied Materials, Inc.+.............. 116,400   1,919,436
            Intel Corp............................  99,004   1,986,020
            Maxim Integrated Products, Inc........  15,000     634,350
            Texas Instruments, Inc................  53,800   1,144,864
                                                           -----------
                                                             5,684,670
                                                           -----------
          Energy Services -- 3.2%
            Baker Hughes, Inc.....................  24,300   1,062,396
            BJ Services Co........................  19,100   1,001,031
            Transocean, Inc.+.....................  30,000   1,073,400
                                                           -----------
                                                             3,136,827
                                                           -----------
          Energy Sources -- 3.9%
            ChevronTexaco Corp....................  19,200   1,029,888
            EOG Resources, Inc....................  15,300   1,007,505
            Exxon Mobil Corp......................  20,400     985,932
            XTO Energy, Inc.......................  24,300     789,264
                                                           -----------
                                                             3,812,589
                                                           -----------
          Financial Services -- 9.7%
            American Express Co...................  41,300   2,125,298
            Capital One Financial Corp............  24,900   1,840,110
            Citigroup, Inc........................  24,832   1,095,588
            Countrywide Financial Corp............  25,000     984,750

                                                                  Value
                   Security Description                 Shares   (Note 3)
     ---------------------------------------------------------------------
     Financial Services (continued)
       Goldman Sachs Group, Inc........................  21,500 $ 2,004,660
       Morgan Stanley..................................  30,250   1,491,325
                                                                -----------
                                                                  9,541,731
                                                                -----------
     Food, Beverage & Tobacco -- 1.4%
       PepsiCo, Inc....................................  29,100   1,415,715
                                                                -----------
     Health Services -- 1.5%
       Aetna, Inc......................................  14,600   1,458,978
                                                                -----------
     Housing & Household Durables -- 3.4%
       Estee Lauder Cos., Inc., Class A................  25,200   1,053,360
       Procter & Gamble Co.............................  20,800   1,125,696
       Pulte Homes, Inc................................  20,000   1,227,400
                                                                -----------
                                                                  3,406,456
                                                                -----------
     Internet Content -- 2.6%
       eBay, Inc.+.....................................  27,700   2,546,738
                                                                -----------
     Internet Software -- 2.2%
       Symantec Corp.+.................................  39,800   2,184,224
                                                                -----------
     Leisure & Tourism -- 2.5%
       Carnival Corp...................................  24,600   1,163,334
       International Game Technology...................  35,000   1,258,250
                                                                -----------
                                                                  2,421,584
                                                                -----------
     Machinery -- 1.3%
       Danaher Corp....................................  25,200   1,292,256
                                                                -----------
     Medical Products -- 9.8%
       Abbott Laboratories.............................  20,000     847,200
       Becton Dickinson & Co...........................  31,300   1,618,210
       Guidant Corp....................................  20,000   1,320,800
       Johnson & Johnson...............................  40,700   2,292,631
       Medtronic, Inc..................................  25,000   1,297,500
       St. Jude Medical, Inc.+.........................  17,900   1,347,333
       Stryker Corp....................................  20,000     961,600
                                                                -----------
                                                                  9,685,274
                                                                -----------
     Pharmaceuticals -- 8.7%
       Amgen, Inc.+....................................  29,100   1,649,388
       Biogen Idec, Inc.+..............................  29,400   1,798,398
       Charles River Laboratories International, Inc.+.  25,000   1,145,000
       Genentech, Inc.+................................  11,300     592,346
       Gilead Sciences, Inc.+..........................  30,000   1,121,400
       Pfizer, Inc.....................................  75,545   2,311,677
                                                                -----------
                                                                  8,618,209
                                                                -----------
     Retail -- 7.6%
       Home Depot, Inc.................................  30,000   1,176,000
       Kohl's Corp.+...................................  38,800   1,869,772
       Limited Brands..................................  77,600   1,729,704
       Wal-Mart Stores, Inc............................  34,000   1,808,800
       Williams-Sonoma, Inc.+..........................  24,600     923,730
                                                                -----------
                                                                  7,508,006
                                                                -----------
     Telecommunications -- 6.9%
       Cisco Systems, Inc.+............................ 114,500   2,072,450
       Motorola, Inc...................................  64,000   1,154,560

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                  Shares/
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
        --------------------------------------------------------------
        COMMON STOCK (continued)
        Telecommunications (continued)
          Nextel Communications, Inc., Class A+.   38,500  $   917,840
          QUALCOMM, Inc.........................   68,700    2,682,048
                                                           -----------
                                                             6,826,898
                                                           -----------
        Transportation -- 2.0%
          United Parcel Service, Inc., Class B..   26,600    2,019,472
                                                           -----------
        Total Investment Securities -- 100.4%
           (cost $93,778,741)...................            99,311,430
                                                           -----------
        REPURCHASE AGREEMENTS -- 0.4%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $376,000)......................  376,000      376,000
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $94,154,741)(2)................    100.8%  99,687,430
        Liabilities in excess of other assets...     (0.8)    (803,601)
                                                  -------  -----------
        NET ASSETS --                               100.0% $98,883,829
                                                  =======  ===========

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Energy Services................ 11.9%
                     Pharmaceuticals................ 11.0
                     Electronics....................  9.7
                     Machinery......................  8.8
                     Computer Software..............  6.6
                     Internet Software..............  6.1
                     Banks..........................  5.4
                     Financial Services.............  5.0
                     Transportation.................  4.2
                     Internet Content...............  3.7
                     Medical Products...............  3.3
                     Repurchase Agreements..........  2.9
                     Communication Equipment........  2.2
                     Aerospace & Military Technology  2.0
                     Restaurants....................  2.0
                     Telecommunications.............  1.7
                     Manufacturing..................  1.6
                     Computers & Business Equipment.  1.4
                     Metals & Mining................  1.4
                     Health Sciences................  0.8
                     Retail.........................  0.7
                     Food, Beverage, & Tobacco......  0.6
                     Insurance......................  0.2
                     Energy Sources.................  0.0
                                                     ----
                                                     93.2%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                             Value
                   Security Description            Shares   (Note 3)
         ------------------------------------------------------------
         COMMON STOCK -- 90.3%
         Aerospace & Military Technology -- 2.0%
           Alliant Techsystems, Inc.+.............  33,000 $ 1,996,500
                                                           -----------
         Banks -- 5.4%
           Dime Community Bancshares..............  59,200     994,560
           Franklin Bank Corp.+...................  79,000   1,346,950
           Signature Bank+........................ 114,400   3,060,200
                                                           -----------
                                                             5,401,710
                                                           -----------
         Communication Equipment -- 2.2%
           Tekelec, Inc.+......................... 131,600   2,195,088
                                                           -----------
         Computer Software -- 6.6%
           Cognos, Inc.+..........................  85,400   3,033,408
           FutureLink Corp.+......................  11,714           1
           Keane, Inc.+...........................  65,700   1,009,152
           Lawson Software, Inc.+................. 263,200   1,473,920
           Parametric Technology Corp.+........... 197,300   1,041,744
                                                           -----------
                                                             6,558,225
                                                           -----------
         Computers & Business Equipment -- 1.4%
           Avocent Corp.+.........................  52,600   1,369,178
                                                           -----------
         Electronics -- 9.7%
           AMETEK, Inc............................ 116,700   3,538,344
           Cymer, Inc.+...........................  92,100   2,639,586
           Lam Research Corp.+.................... 157,800   3,452,664
                                                           -----------
                                                             9,630,594
                                                           -----------
         Energy Services -- 11.9%
           Atwood Oceanics, Inc.+.................  23,400   1,112,436
           Global Industries, Ltd.+............... 295,900   1,828,662
           Grant Prideco, Inc.+...................  30,000     614,700
           Oceaneering Intl, Inc.+................  23,400     862,056
           Patterson-UTI Energy, Inc..............  89,300   1,702,951
           Rowan Cos., Inc.+...................... 117,100   3,091,440
           Tidewater, Inc.........................  30,000     976,500
           Todco, Class A+........................  93,700   1,625,695
                                                           -----------
                                                            11,814,440
                                                           -----------
         Energy Sources -- 0.0%
           Cross Timbers Royalty Trust............     369      12,244
                                                           -----------
         Financial Services -- 5.0%
           Nelnet, Inc., Class A+.................  82,900   1,855,302
           Piper Jaffray Cos.+....................  79,000   3,127,610
                                                           -----------
                                                             4,982,912
                                                           -----------
         Food, Beverage & Tobacco -- 0.6%
           SunOpta, Inc.+.........................  79,000     614,620
                                                           -----------
         Health Services -- 0.8%
           Covance, Inc.+.........................     400      15,988
           LCA-Vision, Inc........................  30,000     773,700
                                                           -----------
                                                               789,688
                                                           -----------
         Insurance -- 0.2%
           Scottish Annuity & Life Holdings, Ltd..   9,100     192,647
                                                           -----------
         Internet Content -- 3.7%
           Ask Jeeves Inc.+.......................  30,000     981,300
           Blue Nile, Inc.+.......................  17,200     579,296

                                                              Value
                   Security Description             Shares   (Note 3)
         -------------------------------------------------------------
         Internet Content (continued)
           Cnet Networks, Inc.+.................... 131,600 $ 1,204,140
           Digital Insight Corp.+..................  66,300     903,669
                                                            -----------
                                                              3,668,405
                                                            -----------
         Internet Software -- 6.1%
           Secure Computing Corp.+................. 263,200   1,997,688
           SupportSoft, Inc.+...................... 289,500   2,819,730
           Watchguard Technologies, Inc.+.......... 263,200   1,231,776
                                                            -----------
                                                              6,049,194
                                                            -----------
         Machinery -- 8.8%
           Idex Corp...............................  93,000   3,158,280
           Nordson Corp............................  68,300   2,344,739
           Roper Industries, Inc...................  56,500   3,246,490
                                                            -----------
                                                              8,749,509
                                                            -----------
         Manufacturing -- 1.6%
           HNI Corp................................  39,500   1,563,410
                                                            -----------
         Medical Products -- 3.3%
           Advanced Neuromodulation Systems, Inc.+.  52,600   1,596,410
           Align Technology, Inc.+.................  39,500     603,560
           Cypress Bioscience, Inc.+...............  65,700     766,719
           Encore Medical Corp.+...................  65,700     327,186
                                                            -----------
                                                              3,293,875
                                                            -----------
         Metals & Mining -- 1.4%
           Worthington Industries, Inc.............  65,700   1,402,695
                                                            -----------
         Pharmaceuticals -- 11.0%
           Cephalon, Inc.+.........................  45,800   2,193,820
           Critical Therapeutics, Inc.+............  98,600     576,810
           Express Scripts, Inc.+..................  31,400   2,051,676
           Integra Lifesciences Holdings Corp.+.... 109,100   3,503,201
           Medicines Co.+..........................  65,700   1,585,998
           Par Pharmaceutical Cos. Inc.+...........  30,000   1,077,900
                                                            -----------
                                                             10,989,405
                                                            -----------
         Restaurants -- 2.0%
           Applebees International, Inc............  79,000   1,997,120
                                                            -----------
         Retail -- 0.7%
           Sharper Image Corp.+....................  30,000     643,500
                                                            -----------
         Telecommunications -- 1.7%
           Alvarion, Ltd.+......................... 131,600   1,702,904
           Jamdat Mobile, Inc.+....................     400       9,228
                                                            -----------
                                                              1,712,132
                                                            -----------
         Transportation -- 4.2%
           C.H. Robinson Worldwide, Inc............  39,500   1,832,405
           Hornbeck Offshore Services, Inc.+....... 144,600   2,385,900
                                                            -----------
                                                              4,218,305
                                                            -----------
         Total Investment Securities -- 90.3%
            (cost $93,209,419).....................          89,845,396
                                                            -----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                              Principal    Value
                  Security Description         Amount     (Note 3)
            -------------------------------------------------------
            REPURCHASE AGREEMENTS -- 2.9%
              State Street Bank & Trust Co.
               Joint Repurchase Agreement(1)
               (cost $2,864,000)............. 2,864,000  $ 2,864,000
                                                         -----------
            TOTAL INVESTMENTS --
               (cost $96,073,419)(2).........      93.2%  92,709,396
            Other assets less liabilities....       6.8    6,805,675
                                              ---------  -----------
            NET ASSETS --                         100.0% $99,515,071
                                              =========  ===========

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Electronics....................  12.3%
                     Business Services..............   7.5
                     Telecommunications.............   7.3
                     Medical Products...............   7.0
                     Financial Services.............   6.5
                     Energy Services................   5.6
                     Energy Sources.................   5.6
                     Retail.........................   5.4
                     Computer Software..............   5.1
                     Pharmaceuticals................   4.9
                     Banks..........................   4.7
                     Aerospace & Military Technology   4.5
                     Restaurants....................   3.5
                     Transportation.................   3.5
                     Health Services................   3.4
                     Machinery......................   3.0
                     Metals & Mining................   2.2
                     Internet Software..............   1.9
                     Housing & Household Durables...   1.8
                     Leisure & Tourism..............   1.7
                     Conglomerate...................   1.2
                     Internet Content...............   1.0
                     Broadcasting & Media...........   0.6
                     Forest Products................   0.6
                                                     -----
                                                     100.8%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                            Value
                   Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 100.8%
          Aerospace & Military Technology -- 4.5%
            Alliant Techsystems, Inc.+...........  34,200 $ 2,069,100
            General Dynamics Corp................  21,800   2,225,780
                                                          -----------
                                                            4,294,880
                                                          -----------
          Banks -- 4.7%
            Hibernia Corp., Class A..............  99,400   2,625,154
            Signature Bank+......................  68,300   1,827,025
                                                          -----------
                                                            4,452,179
                                                          -----------
          Broadcasting & Media -- 0.6%
            Radio One, Inc., Class D+............  42,200     600,506
                                                          -----------
          Business Services -- 7.5%
            Fastenal Co..........................  50,300   2,897,280
            Stericycle, Inc.+....................  35,800   1,643,220
            Waste Connections, Inc.+.............  79,000   2,502,720
                                                          -----------
                                                            7,043,220
                                                          -----------
          Computer Software -- 5.1%
            Cognos, Inc.+........................  76,000   2,699,520
            Manhattan Associates, Inc.+..........  51,900   1,267,398
            Siebel Systems, Inc.+................ 112,500     848,250
                                                          -----------
                                                            4,815,168
                                                          -----------
          Conglomerate -- 1.2%
            Dover Corp...........................  28,100   1,092,247
                                                          -----------
          Electronics -- 12.3%
            Analog Devices, Inc..................  43,400   1,683,052
            Flextronics International, Ltd.+..... 150,300   1,991,475
            Lam Research Corp.+..................  90,000   1,969,200
            Marvell Technology Group, Ltd.+......  96,300   2,516,319
            National Semiconductor Corp.+........  50,600     783,794
            Rockwell Automation, Inc.............  68,700   2,658,690
                                                          -----------
                                                           11,602,530
                                                          -----------
          Energy Services -- 5.6%
            BJ Services Co.......................  28,000   1,467,480
            Patterson-UTI Energy, Inc............  31,900     608,333
            Rowan Cos., Inc.+....................  75,000   1,980,000
            Smith International, Inc.+...........  20,100   1,220,673
                                                          -----------
                                                            5,276,486
                                                          -----------
          Energy Sources -- 5.6%
            Burlington Resources, Inc............  62,500   2,550,000
            EOG Resources, Inc...................  41,500   2,732,775
                                                          -----------
                                                            5,282,775
                                                          -----------
          Financial Services -- 6.5%
            Ameritrade Holding Corp.+............ 166,800   2,003,268
            Knight Trading Group, Inc.+..........  73,900     682,097
            Nelnet, Inc., Class A+...............  54,700   1,224,186
            Providian Financial Corp.+........... 146,400   2,275,056
                                                          -----------
                                                            6,184,607
                                                          -----------
          Forest Products -- 0.6%
            Smurfit-Stone Container Corp.+.......  27,300     528,801
                                                          -----------
          Health Services -- 3.4%
            Centene Corp.+.......................  76,500   3,257,370
                                                          -----------
          Housing & Household Durables -- 1.8%
            Yankee Candle Co., Inc.+.............  58,700   1,699,952
                                                          -----------

                                                                Value
                  Security Description               Shares    (Note 3)
       -----------------------------------------------------------------
       Internet Content -- 1.0%
         Digital Insight Corp.+....................  66,700  $   909,121
                                                             -----------
       Internet Software -- 1.9%
         VeriSign, Inc.+...........................  92,600    1,840,888
                                                             -----------
       Leisure & Tourism -- 1.7%
         Orbitz, Inc., Class A+....................  24,200      658,240
         Starwood Hotels & Resorts Worldwide, Inc..  20,000      928,400
                                                             -----------
                                                               1,586,640
                                                             -----------
       Machinery -- 3.0%
         Danaher Corp..............................  54,700    2,805,016
                                                             -----------
       Medical Products -- 7.0%
         Cytyc Corp.+..............................  90,700    2,190,405
         Millennium Pharmaceuticals, Inc.+.........  89,700    1,229,787
         Neurocrine Biosciences, Inc.+.............  12,100      570,636
         St. Jude Medical, Inc.+...................  34,200    2,574,234
                                                             -----------
                                                               6,565,062
                                                             -----------
       Metals & Mining -- 2.2%
         Cleveland-Cliffs, Inc.+...................  26,000    2,102,620
                                                             -----------
       Pharmaceuticals -- 4.9%
         Critical Therapeutics, Inc.+..............  33,700      197,145
         Cubist Pharmaceuticals, Inc.+.............  86,500      854,620
         Forest Laboratories, Inc.+................  16,900      760,162
         Gilead Sciences, Inc.+....................  75,600    2,825,928
                                                             -----------
                                                               4,637,855
                                                             -----------
       Restaurants -- 3.5%
         Applebees International, Inc..............  61,100    1,544,608
         Ruby Tuesday, Inc.........................  62,400    1,739,088
                                                             -----------
                                                               3,283,696
                                                             -----------
       Retail -- 5.4%
         Urban Outfitters, Inc.+...................  90,000    3,096,000
         Williams-Sonoma, Inc.+....................  54,200    2,035,210
                                                             -----------
                                                               5,131,210
                                                             -----------
       Telecommunications -- 7.3%
         Andrew Corp.+............................. 136,600    1,671,984
         Avaya, Inc.+.............................. 152,700    2,128,638
         NII Holdings, Inc.+.......................  75,100    3,094,871
                                                             -----------
                                                               6,895,493
                                                             -----------
       Transportation -- 3.5%
         C.H. Robinson Worldwide, Inc..............  34,200    1,586,538
         Heartland Express, Inc....................  93,669    1,728,193
                                                             -----------
                                                               3,314,731
                                                             -----------
       TOTAL INVESTMENTS --
          (cost $84,942,238)(1)....................   100.8%  95,203,053
       Liabilities in excess of other assets.......    (0.8)    (736,844)
                                                    -------  -----------
       NET ASSETS --                                  100.0% $94,466,209
                                                    =======  ===========

--------
+    Non-income producing securities
(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Retail.........................  11.8%
                     Financial Services.............   9.7
                     Aerospace & Military Technology   7.5
                     Conglomerate...................   7.3
                     Energy Sources.................   7.3
                     Banks..........................   6.9
                     Computers & Business Equipment.   6.8
                     Medical Products...............   6.1
                     Broadcasting & Media...........   5.3
                     Food, Beverage, & Tobacco......   5.1
                     Computer Software..............   4.6
                     Electronics....................   3.9
                     Telecommunications.............   3.8
                     Insurance......................   3.1
                     Repurchase Agreements..........   2.9
                     Housing & Household Durables...   2.6
                     Pharmaceuticals................   2.6
                     Chemicals......................   1.5
                     Transportation.................   1.1
                     Health Services................   0.8
                                                     -----
                                                     100.7%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                              Value
                  Security Description             Shares    (Note 3)
        --------------------------------------------------------------
        COMMON STOCK -- 97.8%
        Aerospace & Military Technology -- 7.5%
          Alliant Techsystems, Inc.+..............  35,000 $  2,117,500
          General Dynamics Corp...................  25,000    2,552,500
          Honeywell International, Inc............  98,700    3,539,382
          United Technologies Corp................  46,900    4,379,522
                                                           ------------
                                                             12,588,904
                                                           ------------
        Banks -- 6.9%
          Bank of America Corp.................... 104,400    4,523,652
          Mellon Financial Corp...................  60,300    1,669,707
          U.S. Bancorp............................ 103,500    2,991,150
          Wells Fargo & Co........................  39,500    2,355,385
                                                           ------------
                                                             11,539,894
                                                           ------------
        Broadcasting & Media -- 5.3%
          Comcast Corp., Class A+.................  58,500    1,652,040
          Fox Entertainment Group, Inc., Class A+. 100,000    2,774,000
          Time Warner, Inc.+...................... 163,500    2,638,890
          Walt Disney Co..........................  82,700    1,864,885
                                                           ------------
                                                              8,929,815
                                                           ------------
        Chemicals -- 1.5%
          du Pont (E.I.) de Nemours & Co..........  60,000    2,568,000
                                                           ------------
        Computer Software -- 4.6%
          Microsoft Corp.......................... 211,400    5,845,210
          Oracle Corp.+........................... 170,000    1,917,600
                                                           ------------
                                                              7,762,810
                                                           ------------
        Computers & Business Equipment -- 6.8%
          Dell, Inc.+.............................  50,200    1,787,120
          Hewlett-Packard Co...................... 200,000    3,750,000
          International Business Machines Corp....  38,000    3,258,120
          Lexmark International, Inc., Class A+...  30,900    2,595,909
                                                           ------------
                                                             11,391,149
                                                           ------------
        Conglomerate -- 7.3%
          Dover Corp..............................  65,000    2,526,550
          General Electric Co..................... 208,300    6,994,714
          Tyco International, Ltd.................  90,600    2,777,796
                                                           ------------
                                                             12,299,060
                                                           ------------
        Electronics -- 3.9%
          Analog Devices, Inc.....................  50,000    1,939,000
          Applied Materials, Inc.+................ 130,000    2,143,700
          Intel Corp.............................. 120,000    2,407,200
                                                           ------------
                                                              6,489,900
                                                           ------------
        Energy Sources -- 7.3%
          ChevronTexaco Corp......................  74,000    3,969,360
          Exxon Mobil Corp........................ 112,200    5,422,626
          Marathon Oil Corp.......................  69,200    2,856,576
                                                           ------------
                                                             12,248,562
                                                           ------------
        Financial Services -- 9.7%
          American Express Co.....................  66,300    3,411,798
          Capital One Financial Corp..............  43,700    3,229,430
          Citigroup, Inc..........................  76,100    3,357,532
          Goldman Sachs Group, Inc................  17,100    1,594,404

                                                             Value
                  Security Description            Shares    (Note 3)
         ------------------------------------------------------------
         Financial Services (continued)
           J.P. Morgan Chase & Co................  71,800 $  2,852,614
           Morgan Stanley........................  38,800    1,912,840
                                                          ------------
                                                            16,358,618
                                                          ------------
         Food, Beverage & Tobacco -- 5.1%
           Altria Group, Inc.....................  51,400    2,417,856
           Anheuser-Busch Cos., Inc..............  30,000    1,498,500
           Coca-Cola Co..........................  39,800    1,593,990
           Diageo, PLC Sponsored ADR.............  61,000    3,076,230
                                                          ------------
                                                             8,586,576
                                                          ------------
         Health Services -- 0.8%
           Aetna, Inc............................  14,000    1,399,020
                                                          ------------
         Housing & Household Durables -- 2.6%
           Estee Lauder Cos., Inc., Class A......  59,300    2,478,740
           Procter & Gamble Co...................  33,600    1,818,432
                                                          ------------
                                                             4,297,172
                                                          ------------
         Insurance -- 3.1%
           Allstate Corp.........................  35,000    1,679,650
           Anthem, Inc.+.........................  20,600    1,797,350
           Chubb Corp............................  25,000    1,757,000
                                                          ------------
                                                             5,234,000
                                                          ------------
         Medical Products -- 6.1%
           Becton Dickinson & Co.................  44,000    2,274,800
           Boston Scientific Corp.+..............  50,000    1,986,500
           Johnson & Johnson.....................  52,200    2,940,426
           Medtronic, Inc........................  60,000    3,114,000
                                                          ------------
                                                            10,315,726
                                                          ------------
         Pharmaceuticals -- 2.6%
           Amgen, Inc.+..........................  30,300    1,717,404
           Pfizer, Inc...........................  87,750    2,685,150
                                                          ------------
                                                             4,402,554
                                                          ------------
         Retail -- 11.8%
           Best Buy Co., Inc.....................  50,000    2,712,000
           Federated Department Stores, Inc......  60,000    2,725,800
           Home Depot, Inc.......................  66,000    2,587,200
           Kohl's Corp.+.........................  55,000    2,650,450
           Limited Brands........................ 255,000    5,683,950
           Wal-Mart Stores, Inc..................  63,900    3,399,480
                                                          ------------
                                                            19,758,880
                                                          ------------
         Telecommunications -- 3.8%
           Cisco Systems, Inc.+..................  84,300    1,525,830
           Nextel Communications, Inc., Class A+.  67,800    1,616,352
           Verizon Communications, Inc...........  80,500    3,170,090
                                                          ------------
                                                             6,312,272
                                                          ------------
         Transportation -- 1.1%
           United Parcel Service, Inc., Class B..  24,800    1,882,816
                                                          ------------
         Total Investment Securities -- 97.8%
            (cost $157,306,934)..................          164,365,728
                                                          ------------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                               Principal     Value
                 Security Description           Amount      (Note 3)
         --------------------------------------------------------------
         REPURCHASE AGREEMENTS -- 2.9%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1).....   913,000  $    913,000
           UBS Securities, LLC
            Joint Repurchase Agreement(1)..... 4,000,000     4,000,000
                                                          ------------
         Total Repurchase Agreements
            (cost $4,913,000).................               4,913,000
                                                          ------------
         TOTAL INVESTMENTS --
            (cost $162,219,934)(2)............     100.7%  169,278,728
         Liabilities in excess of other assets      (0.7)   (1,249,233)
                                               ---------  ------------
         NET ASSETS --                             100.0% $168,029,495
                                               =========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     U.S. Government Agencies.......  16.1%
                     Financial Services.............  12.2
                     Banks..........................   6.5
                     Telecommunications.............   6.2
                     Medical Products...............   5.5
                     Retail.........................   5.1
                     Energy Sources.................   4.9
                     Aerospace & Military Technology   4.7
                     Broadcasting & Media...........   4.4
                     Conglomerate...................   3.3
                     Housing & Household Durables...   3.1
                     Computer Software..............   2.9
                     Pharmaceuticals................   2.8
                     Leisure & Tourism..............   2.4
                     Computers & Business Equipment.   2.1
                     Utilities......................   2.1
                     Electronics....................   2.0
                     Energy Services................   2.0
                     Food, Beverage, & Tobacco......   1.9
                     Repurchase Agreements..........   1.5
                     Insurance......................   1.2
                     Transportation.................   1.2
                     Chemicals......................   1.1
                     Machinery......................   0.9
                     Health Services................   0.9
                     Apparel & Textiles.............   0.7
                     Foreign Government Agency......   0.7
                     Automotive.....................   0.4
                     Metals & Mining................   0.4
                     Forest Products................   0.4
                     Business Services..............   0.3
                     Communication Equipment........   0.3
                     Real Estate & Investment Trusts   0.2
                     U.S. Government Obligations....   0.1
                                                     -----
                                                     100.5%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 62.4%
          Aerospace & Military Technology -- 4.4%
            Boeing Co.............................  23,200 $ 1,197,584
            General Dynamics Corp.................  24,300   2,481,030
            Honeywell International, Inc..........  81,400   2,919,004
            United Technologies Corp..............  33,400   3,118,892
                                                           -----------
                                                             9,716,510
                                                           -----------
          Apparel & Textiles -- 0.7%
            Nike, Inc., Class B...................  19,400   1,528,720
                                                           -----------
          Banks -- 4.9%
            Bank of America Corp..................  69,400   3,007,102
            Comerica, Inc.........................  30,000   1,780,500
            Mellon Financial Corp.................  54,600   1,511,874
            U.S. Bancorp..........................  76,700   2,216,630
            Wells Fargo & Co......................  41,700   2,486,571
                                                           -----------
                                                            11,002,677
                                                           -----------
          Broadcasting & Media -- 2.6%
            McGraw-Hill Cos., Inc.................  20,000   1,593,800
            Omnicom Group, Inc....................  10,000     730,600
            Time Warner, Inc.+.................... 134,500   2,170,830
            Walt Disney Co........................  55,500   1,251,525
                                                           -----------
                                                             5,746,755
                                                           -----------
          Chemicals -- 0.7%
            Dow Chemical Co.......................  36,000   1,626,480
                                                           -----------
          Computer Software -- 2.9%
            Adobe Systems, Inc....................  38,400   1,899,648
            Microsoft Corp........................ 160,200   4,429,530
                                                           -----------
                                                             6,329,178
                                                           -----------
          Computers & Business Equipment -- 1.9%
            Dell, Inc.+...........................  48,700   1,733,720
            International Business Machines Corp..  30,200   2,589,348
                                                           -----------
                                                             4,323,068
                                                           -----------
          Conglomerate -- 3.2%
            General Electric Co................... 154,800   5,198,184
            Tyco International, Ltd...............  65,600   2,011,296
                                                           -----------
                                                             7,209,480
                                                           -----------
          Electronics -- 2.0%
            Applied Materials, Inc.+..............  97,200   1,602,828
            Intel Corp............................  81,500   1,634,890
            Texas Instruments, Inc................  61,200   1,302,336
                                                           -----------
                                                             4,540,054
                                                           -----------
          Energy Services -- 1.9%
            Baker Hughes, Inc.....................  34,000   1,486,480
            BJ Services Co........................  25,000   1,310,250
            Transocean, Inc.+.....................  40,000   1,431,200
                                                           -----------
                                                             4,227,930
                                                           -----------
          Energy Sources -- 4.3%
            ChevronTexaco Corp....................  28,800   1,544,832
            EOG Resources, Inc....................  21,400   1,409,190
            Exxon Mobil Corp......................  81,900   3,958,227
            Marathon Oil Corp.....................  39,200   1,618,176
            XTO Energy, Inc.......................  34,000   1,104,320
                                                           -----------
                                                             9,634,745
                                                           -----------

                                                           Value
                    Security Description         Shares   (Note 3)
            --------------------------------------------------------
            Financial Services -- 6.6%
              American Express Co...............  55,400 $ 2,850,884
              Capital One Financial Corp........  29,400   2,172,660
              Citigroup, Inc....................  34,500   1,522,140
              Countrywide Financial Corp........  30,000   1,181,700
              Goldman Sachs Group, Inc..........  27,100   2,526,804
              J.P. Morgan Chase & Co............  61,700   2,451,341
              Morgan Stanley....................  39,750   1,959,675
                                                         -----------
                                                          14,665,204
                                                         -----------
            Food, Beverage & Tobacco -- 1.7%
              Altria Group, Inc.................  41,100   1,933,344
              PepsiCo, Inc......................  39,200   1,907,080
                                                         -----------
                                                           3,840,424
                                                         -----------
            Health Services -- 0.7%
              Aetna, Inc........................  14,400   1,438,992
                                                         -----------
            Housing & Household Durables -- 3.0%
              Estee Lauder Cos., Inc., Class A..  43,400   1,814,120
              Masco Corp........................  44,700   1,543,491
              Procter & Gamble Co...............  30,700   1,661,484
              Pulte Homes, Inc..................  25,000   1,534,250
                                                         -----------
                                                           6,553,345
                                                         -----------
            Insurance -- 0.7%
              Berkshire Hathaway, Inc.+.........     500   1,435,500
                                                         -----------
            Leisure & Tourism -- 1.4%
              Carnival Corp.....................  33,400   1,579,486
              International Game Technology.....  45,000   1,617,750
                                                         -----------
                                                           3,197,236
                                                         -----------
            Machinery -- 0.8%
              Danaher Corp......................  35,000   1,794,800
                                                         -----------
            Medical Products -- 5.5%
              Abbott Laboratories...............  30,000   1,270,800
              Becton Dickinson & Co.............  38,700   2,000,790
              Guidant Corp......................  25,000   1,651,000
              Johnson & Johnson.................  40,700   2,292,631
              Medtronic, Inc....................  30,000   1,557,000
              St. Jude Medical, Inc.+...........  26,000   1,957,020
              Stryker Corp......................  30,000   1,442,400
                                                         -----------
                                                          12,171,641
                                                         -----------
            Pharmaceuticals -- 2.4%
              Amgen, Inc.+......................  29,200   1,655,056
              Genentech, Inc.+..................  13,100     686,702
              Pfizer, Inc.......................  99,760   3,052,656
                                                         -----------
                                                           5,394,414
                                                         -----------
            Retail -- 4.7%
              Home Depot, Inc...................  45,000   1,764,000
              Kohl's Corp.+.....................  53,500   2,578,165
              Limited Brands.................... 106,900   2,382,801
              Wal-Mart Stores, Inc..............  47,800   2,542,960
              Williams-Sonoma, Inc.+............  33,400   1,254,170
                                                         -----------
                                                          10,522,096
                                                         -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                  Shares/
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
        --------------------------------------------------------------
        COMMON STOCK (continued)
        Telecommunications -- 4.2%
          Cisco Systems, Inc.+..................   94,600  $  1,712,260
          Motorola, Inc.........................   90,100     1,625,404
          Nextel Communications, Inc., Class A+.   53,700     1,280,208
          QUALCOMM, Inc.........................   65,000     2,537,600
          Verizon Communications, Inc...........   57,600     2,268,288
                                                           ------------
                                                              9,423,760
                                                           ------------
        Transportation -- 1.1%
          United Parcel Service, Inc., Class B..   32,600     2,474,992
                                                           ------------
        Total Common Stock
           (cost $130,048,034)..................            138,798,001
                                                           ------------
        CORPORATE BONDS -- 17.6%
        Aerospace & Military Technology -- 0.3%
          Goodrich Corp.
           6.45% due 12/15/07................... $238,000       256,950
          Northrop Grumman Corp.
           4.08% due 11/16/06...................  255,000       259,052
          Northrop Grumman Corp.
           7.13% due 02/15/11...................   75,000        86,210
          Raytheon Co.
           4.85% due 01/15/11...................  171,000       175,544
                                                           ------------
                                                                777,756
                                                           ------------
        Automotive -- 0.4%
          Ford Motor Co.
           7.45% due 07/16/31...................  412,000       403,978
          General Motors Corp.
           7.20% due 01/15/11...................  276,000       292,303
          General Motors Corp.
           8.25% due 07/15/23...................   92,000        96,775
          Hertz Corp.
           4.70% due 10/02/06...................   34,000        34,653
          Hertz Corp.
           6.35% due 06/15/10...................  105,000       108,791
          Hertz Corp.
           6.90% due 08/15/14...................   73,000        76,061
                                                           ------------
                                                              1,012,561
                                                           ------------
        Banks -- 1.5%
          American Express Centurion Bank
           4.38% due 07/30/09...................  124,000       126,695
          Bank of America Corp.
           4.25% due 10/01/10...................  190,000       190,493
          BankBoston Capital Trust IV
           2.45% due 12/08/04(1)................  222,000       213,906
          Dresdner Funding Trust I
           8.15% due 06/30/31*..................  232,000       280,388
          Emigrant Capital Trust 1
           4.43% due 12/10/04*(1)...............  355,000       351,968
          First Maryland Capital II
           2.54% due 11/01/04(1)................  196,000       190,244
          Huntington National Bank
           4.65% due 06/30/09...................  105,000       107,757
          Key Bank NA
           4.10% due 06/30/05...................  238,000       241,229
          Key Bank NA
           7.00% due 02/01/11...................   89,000        99,713

                                                  Principal   Value
                   Security Description            Amount    (Note 3)
          -----------------------------------------------------------
          Banks (continued)
            KeyCorp
             2.75% due 02/27/07.................. $ 38,000  $   37,625
            National City Bank
             2.50% due 04/17/06..................   38,000      37,919
            PNC Funding Corp.
             5.75% due 08/01/06..................  240,000     251,446
            RBS Capital Trust IV
             2.78% due 12/30/04(1)...............  116,000     116,809
            US Bank NA
             3.70% due 08/01/07..................  209,000     211,134
            US Bank NA
             3.90% due 08/15/08..................   38,000      38,300
            Wachovia Corp.
             7.50% due 04/15/35..................  141,000     175,802
            Washington Mutual Banks FA
             5.50% due 01/15/13..................  238,000     246,619
            Washington Mutual Bank FA
             5.65% due 08/15/14..................   34,000      35,245
            Wells Fargo & Co.
             5.13% due 09/01/12..................  167,000     171,647
            World Savings Bank FSB
             4.50% due 06/15/09..................  126,000     129,098
                                                            ----------
                                                             3,254,037
                                                            ----------
          Broadcasting & Media -- 1.6%
            Cablevision Systems Corp.
             8.00% due 04/15/12*.................  170,000     177,650
            Charter Communications Holdings, LLC
             11.13% due 01/15/11.................  510,000     413,100
            Clear Channel Communications, Inc.
             5.75% due 01/15/13..................  136,000     139,688
            Clear Channel Communications, Inc.
             6.00% due 11/01/06..................  124,000     130,207
            Comcast Cable Commerce, Inc.
             6.88% due 06/15/09..................  257,000     285,647
            Cox Communications, Inc.
             6.85% due 01/15/18..................  129,000     131,121
            Cox Communications, Inc.
             7.75% due 08/15/06..................  137,000     146,960
            CSC Holdings, Inc.
             7.63% due 04/01/11..................   25,000      26,344
            CSC Holdings, Inc.
             7.88% due 02/15/18..................  125,000     129,062
            Insight Communications Co., Inc.
             12.25% due 02/15/11(2)..............  700,000     654,500
            Liberty Media Corp.
             3.38% due 12/15/04(1)...............  223,000     225,388
            News America Holdings, Inc.
             7.75% due 12/01/45..................   17,000      20,145
            News America, Inc.
             7.63% due 11/30/28..................  272,000     317,893
            TCI Communications, Inc.
             8.75% due 08/01/15..................  165,000     205,666
            Time Warner, Inc.
             6.13% due 04/15/06..................  276,000     288,555
            Young Broadcasting, Inc.
             10.00% due 03/01/11.................  225,000     231,750
                                                            ----------
                                                             3,523,676
                                                            ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                  Principal   Value
                  Security Description             Amount    (Note 3)
         ------------------------------------------------------------
         CORPORATE BONDS (continued)
         Business Services -- 0.3%
           Allied Waste North America, Inc.
            5.75% due 02/15/11................... $175,000  $  166,250
           USA Waste Services, Inc.
            7.00% due 07/15/28...................  238,000     263,391
           Waste Management, Inc.
            7.38% due 05/15/29...................  150,000     172,296
                                                            ----------
                                                               601,937
                                                            ----------
         Chemicals -- 0.4%
           du Pont (E.I.) de Nemours & Co.
            4.13% due 04/30/10...................   38,000      38,344
           Huntsman, LLC
            11.63% due 10/15/10..................  260,000     300,950
           Lubrizol Corp.
            6.50% due 10/01/34...................  153,000     149,254
           Rohm & Haas Co.
            7.85% due 07/15/29...................  156,000     198,722
           RPM International, Inc.
            4.45% due 10/15/09*..................  118,000     117,323
                                                            ----------
                                                               804,593
                                                            ----------
         Communication Equipment -- 0.3%
           Pacific Bell
            6.63% due 10/15/34...................  278,000     282,683
           Rural Cellular Corp.
            9.75% due 01/15/10...................  400,000     348,000
                                                            ----------
                                                               630,683
                                                            ----------
         Computers & Business Equipment -- 0.2%
           Computer Sciences Corp.
            6.75% due 06/15/06...................   38,000      40,353
           International Business Machines Corp.
            6.22% due 08/01/27...................  150,000     161,076
           Xerox Corp.
            6.88% due 08/15/11...................  200,000     209,000
                                                            ----------
                                                               410,429
                                                            ----------
         Energy Services -- 0.1%
           Hanover Compressor Co.
            zero coupon due 03/31/07.............  200,000     169,000
                                                            ----------
         Energy Sources -- 0.6%
           Amerada Hess Corp.
            6.65% due 08/15/11...................  238,000     262,776
           Chesapeake Energy Corp.
            7.75% due 01/15/15...................  225,000     245,250
           Conoco, Inc.
            6.95% due 04/15/29...................  272,000     313,836
           Devon Energy Corp.
            2.75% due 08/01/06...................  181,000     179,774
           Enterprise Products Operating LP
            6.65% due 10/15/34*..................  153,000     153,391
           Pemex Project Funding Master Trust
            8.63% due 02/01/22...................  153,000     173,961
                                                            ----------
                                                             1,328,988
                                                            ----------
         Financial Services -- 5.3%
           American Express Co.
            3.75% due 11/20/07...................   38,000      38,390

                                                    Principal    Value
                  Security Description               Amount     (Note 3)
       -----------------------------------------------------------------
       Financial Services (continued)
         Athena Neurosciences Finance LLC
          7.25% due 02/21/08....................... $  180,000 $  182,250
         Chukchansi Economic Development Authority
          14.50% due 06/15/09*.....................    300,000    375,000
         CIT Group, Inc.
          5.13% due 09/30/14.......................    163,000    162,805
         CIT Group, Inc.
          7.75% due 04/02/12.......................    105,000    124,263
         Citicorp Capital I
          7.93% due 02/15/27.......................    177,000    195,695
         Citigroup, Inc.
          5.00% due 09/15/14*......................    121,586    121,737
         Consolidated Communications Holdings
          9.75% due 04/01/12*......................    245,000    251,125
         Duke Capital LLC
          5.67% due 08/15/14.......................    189,000    192,769
         Duke Capital LLC Series A
          6.25% due 07/15/05.......................     90,000     92,378
         Ford Motor Credit Co.
          7.38% due 10/28/09.......................    224,000    245,355
         FPL Group Capital, Inc.
          3.25% due 04/11/06.......................     38,000     38,239
         General Electric Capital Corp.
          2.80% due 01/15/07.......................    261,000    259,397
         General Electric Capital Corp.
          4.75% due 09/15/14.......................    293,000    291,237
         General Electric Capital Corp.
          6.13% due 02/22/11.......................    276,000    304,342
         General Motors Acceptance Corp.
          4.50% due 07/15/06.......................    238,000    241,728
         Goldman Sachs Group, Inc.
          6.13% due 02/15/33.......................    269,000    270,191
         Household Finance Corp.
          3.38% due 02/21/06.......................     38,000     38,314
         Household Finance Corp.
          4.75% due 05/15/09.......................    117,000    120,757
         iPCS Escrow Co.
          11.50% due 05/01/12*.....................    475,000    498,750
         J.P. Morgan Chase Capital XIII
          Series M
          2.88% due 12/30/04(1)....................    186,000    184,125
         J.P. Morgan Chase & Co.
          5.25% due 05/30/07.......................    276,000    290,037
         J.P. Morgan Chase & Co.
          6.63% due 03/15/12.......................    238,000    267,140
         Lehman Brothers Holdings, Inc.
          6.63% due 01/18/12.......................    139,000    155,472
         Morgan Stanley
          3.88% due 01/15/09.......................     16,000     16,002
         Morgan Stanley
          4.75% due 04/01/14.......................    544,000    526,633
         Morgan Stanley Dean Witter Capital I
          7.20% due 10/15/33(3)....................  2,500,000  2,862,042
         NGC Corp. Capital Trust I
          8.32% due 06/01/27.......................    400,000    320,000
         NiSource Finance Corp.
          7.63% due 11/15/05.......................     62,000     65,149
         Pricoa Global Funding I
          4.35% due 06/15/08*......................    130,000    133,217

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                  Principal    Value
                  Security Description             Amount     (Note 3)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Financial Services (continued)
          Qwest Capital Funding, Inc.
           7.90% due 08/15/10.................... $  400,000 $   369,000
          Residential Funding Mtg. Securities II
           Series 2004-HI1 A3
           3.05% due 07/25/16....................  1,500,000   1,481,507
          Salomon Smith Barney Holdings, Inc.
           5.88% due 03/15/06....................    276,000     288,245
          TIAA Global Markets
           4.13% due 11/15/07*...................     38,000      38,865
          Tyco International Group SA
           Participation Certificate Trust
           4.44% due 06/15/07*...................    210,000     214,599
          Unilever Capital Corp.
           5.90% due 11/15/32....................    272,000     281,855
          Washington Mutual Finance Corp.
           6.25% due 05/15/06....................    234,000     246,731
                                                             -----------
                                                              11,785,341
                                                             -----------
        Food, Beverage & Tobacco -- 0.2%
          Anheuser-Busch Cos., Inc.
           5.95% due 01/15/33....................    272,000     287,006
          Coca-Cola Enterprises, Inc.
           8.50% due 02/01/22....................     34,000      44,884
          PepsiCo, Inc.
           3.20% due 05/15/07....................    241,000     242,008
                                                             -----------
                                                                 573,898
                                                             -----------
        Forest Products -- 0.4%
          Crown Cork & Seal Co., Inc.
           8.00% due 04/15/23....................    375,000     348,750
          Georgia-Pacific Corp.
           8.00% due 01/15/24....................    125,000     142,188
          Weyerhaeuser Co.
           5.50% due 03/15/05....................     71,000      71,932
          Weyerhaeuser Co.
           6.13% due 03/15/07....................    235,000     250,157
                                                             -----------
                                                                 813,027
                                                             -----------
        Health Services -- 0.2%
          HCA, Inc.
           6.95% due 05/01/12....................    250,000     269,941
          IASIS Healthcare Capital Corp.
           8.75% due 06/15/14*...................     45,000      47,137
          Tenet Healthcare Corp.
           6.50% due 06/01/12....................    150,000     134,250
                                                             -----------
                                                                 451,328
                                                             -----------
        Housing & Household Durables -- 0.1%
          Procter & Gamble Co.
           5.80% due 08/15/34....................    150,000     156,775
                                                             -----------
        Insurance -- 0.3%
          Allstate Corp.
           7.20% due 12/01/09....................    238,000     273,475
          Assurant, Inc.
           5.63% due 02/15/14....................    101,000     103,640
          Ohio Casualty Corp.
           7.30% due 06/15/14....................    201,000     212,115
          Prudential Financial, Inc.
           5.10% due 09/20/14....................    116,000     116,100
                                                             -----------
                                                                 705,330
                                                             -----------

                                                  Principal   Value
                   Security Description            Amount    (Note 3)
          -----------------------------------------------------------
          Leisure & Tourism -- 1.0%
            American Airlines, Inc.
             Pass-Thru Certificates,
             Series 2001-1 A2
             6.82% due 11/23/12.................. $475,000  $  421,289
            Atlas Air, Inc.
             Pass-Thru Certificates,
             Series 1999-1 A2
             6.88% due 01/02/11..................  274,778     256,480
            Atlas Air, Inc.
             Pass-Thru Certificates,
             Series 1999-1 B
             7.63% due 07/02/16..................  499,529     354,483
            Atlas Air, Inc.
             Pass-Thru Certificates,
             Series 2000-1 A
             8.71% due 07/02/21..................  194,894     191,785
            Bally Total Fitness Holding Corp.
             10.50% due 07/15/11.................   65,000      61,750
            Continental Airlines, Inc.
             6.95% due 02/02/11..................  176,907     134,625
            Continental Airlines, Inc.
             9.56% due 09/01/19..................  221,730     220,440
            Delta Air Lines, Inc.
             10.00% due 08/15/08.................   65,000      19,500
            Hilton Hotels Corp.
             7.50% due 12/15/17..................  134,000     153,430
            MGM Mirage, Inc.
             5.88% due 02/27/14..................  350,000     336,875
            Riviera Holdings Corp.
             11.00% due 06/15/10.................   55,000      60,500
            Six Flags, Inc.
             9.75% due 04/15/13..................   90,000      85,050
                                                            ----------
                                                             2,296,207
                                                            ----------
          Metals & Mining -- 0.1%
            Alcoa, Inc.
             6.75% due 01/15/28..................  106,000     121,586
            Owens-Brockway Glass Container, Inc.
             8.88% due 02/15/09..................  150,000     163,125
                                                            ----------
                                                               284,711
                                                            ----------
          Pharmaceuticals -- 0.4%
            Merck & Co., Inc.
             5.95% due 12/01/28..................  135,000     141,508
            Pfizer, Inc.
             2.50% due 03/15/07..................  276,000     273,115
            Schering-Plough Co.
             6.50% due 12/01/33..................   34,000      36,814
            Wyeth
             6.45% due 02/01/24..................  238,000     244,079
            Wyeth
             6.70% due 03/15/11..................  123,000     136,775
                                                            ----------
                                                               832,291
                                                            ----------
          Real Estate Investment Trusts -- 0.2%
            CarrAmerica Realty Corp.
             5.13% due 09/01/11..................   86,000      86,975
            Omega Healthcare Investors, Inc.
             7.00% due 04/01/14*.................  225,000     228,375
            Vornado Realty LP
             4.50% due 08/15/09..................  101,000     101,214
                                                            ----------
                                                               416,564
                                                            ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                 Principal   Value
                   Security Description           Amount    (Note 3)
           ---------------------------------------------------------
           CORPORATE BONDS (continued)
           Retail -- 0.3%
             May Department Stores Co.
              3.95% due 07/15/07*............... $209,000  $  210,628
             Rent-Way, Inc.
              11.88% due 06/15/10...............  125,000     136,250
             Wal-Mart Stores, Inc.
              6.88% due 08/10/09................  276,000     313,014
                                                           ----------
                                                              659,892
                                                           ----------
           Telecommunications -- 1.4%
             American Cellular Corp.
              10.00% due 08/01/11...............  400,000     324,000
             Bell Atlantic Pennsylvania, Inc.
              8.75% due 08/15/31................  156,000     205,405
             Citizens Communications Co.
              9.00% due 08/15/31................  132,000     134,805
             Fairpoint Communications, Inc.
              Series B
              9.50% due 05/01/08................  400,000     400,000
             LCI International, Inc.
              7.25% due 06/15/07................  390,000     353,925
             Nextel Communications, Inc.
              5.95% due 03/15/14................   75,000      73,500
             Nextel Communications, Inc.
              7.38% due 08/01/15................  450,000     483,750
             Sprint Capital Corp.
              6.13% due 11/15/08................  179,000     193,209
             Telecom Italia Capital SA
              6.00% due 09/30/34*...............  269,000     262,747
             Qwest Corp.
              7.13% due 11/15/43................  425,000     352,750
             Verizon Communications, Inc.
              7.90% due 02/01/27................  262,000     287,543
             Verizon New York, Inc.
              7.38% due 04/01/32................   34,000      37,830
                                                           ----------
                                                            3,109,464
                                                           ----------
           Transportation -- 0.1%
             Burlington Northern Santa Fe Corp.
              8.13% due 04/15/20................  188,000     235,323
                                                           ----------
           Utilities -- 1.9%
             AES Corp.
              7.75% due 03/01/14................  575,000     593,687
             Alabama Power Co.
              2.80% due 12/01/06................  238,000     236,708
             Appalachian Power Co.
              3.60% due 05/15/08................  147,000     146,037
             CenterPoint Energy Resources Corp.
              8.90% due 12/15/06................  223,000     247,749
             Connecticut Light & Power Co.
              5.75% due 09/15/34................  161,000     161,889
             Duke Energy Co.
              5.30% due 10/01/15................  233,000     239,867
             Dynegy Holdings, Inc.
              8.75% due 02/15/12................  400,000     416,000
             Edison Mission Energy
              9.88% due 04/15/11................  500,000     582,500
             El Paso Production Holding Co.
              7.75% due 06/01/13................  200,000     200,500

                                                    Principal   Value
                  Security Description               Amount    (Note 3)
       -----------------------------------------------------------------
       Utilities (continued)
         Kinder Morgan Energy Partners, LP
          7.75% due 03/15/32....................... $134,000  $   158,617
         Pacific Gas & Electric Co.
          6.05% due 03/01/34.......................  114,000      116,029
         PNPP II Funding Corp.
          9.12% due 05/30/16.......................  136,000      160,526
         Progress Energy, Inc.
          6.75% due 03/01/06.......................  235,000      246,786
         Reliant Resources, Inc.
          9.50% due 07/15/13.......................  275,000      298,719
         Southern California Edison Co.
          8.00% due 02/15/07.......................  101,000      111,796
         Virginia Electric & Power Co.
          5.75% due 03/31/06.......................  179,000      186,224
         Williams Cos, Inc.
          7.88% due 09/01/21.......................  175,000      194,250
                                                              -----------
                                                                4,297,884
                                                              -----------
       Total Corporate Bonds
          (cost $39,097,034).......................            39,131,696
                                                              -----------
       FOREIGN BONDS & NOTES -- 2.8%
       Banks -- 0.1%
         European Investment Bank
          4.00% due 03/15/05.......................  180,000      181,721
                                                              -----------
       Broadcasting & Media -- 0.2%
         Telenet Group Holding NV
          11.50% due 06/15/14*(2)..................  500,000      367,500
                                                              -----------
       Conglomerate -- 0.1%
         Tyco International Group SA
          6.38% due 10/15/11.......................  100,000      110,592
                                                              -----------
       Financial Services -- 0.3%
         Canadian Oil Sands Ltd.
          4.80% due 08/10/09*......................   42,000       42,596
         Deutsche Telekom International Finance BV
          8.75% due 06/15/30.......................  399,000      515,738
         Ford Motor Credit Co.
          2.07% due 12/13/04.......................  157,000      154,157
                                                              -----------
                                                                  712,491
                                                              -----------
       Foreign Government Agencies -- 0.7%
         China Development Bank
          4.75% due 10/08/14.......................  225,000      218,430
         Italy Government International
          3.75% due 12/14/07.......................  210,000      212,521
         Mexico Government International
          6.75% due 09/27/34.......................  256,000      245,888
         Mexico Government International
          7.50% due 04/08/33.......................  144,000      151,344
         Quebec Province Canada
          5.00% due 07/17/09.......................  276,000      290,100
         Quebec Province Canada
          7.50% due 09/15/29.......................  246,000      318,726
         Russia Government International
          5.00% due 03/31/07*(2)...................  125,000      120,313
                                                              -----------
                                                                1,557,322
                                                              -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                 Principal   Value
                   Security Description           Amount    (Note 3)
           ---------------------------------------------------------
           FOREIGN BONDS & NOTES (continued)
           Forest Products -- 0.0%
             Abitibi-Consolidated, Inc.
              8.55% due 08/01/10................ $100,000  $  107,250
                                                           ----------
           Insurance -- 0.2%
             Fairfax Financial Holdings, Ltd.
              7.38% due 04/15/18................  100,000      81,000
             Fairfax Financial Holdings, Ltd.
              8.25% due 10/01/15................  275,000     250,250
             XL Capital Ltd.
              5.25% due 09/15/14................  171,000     171,639
                                                           ----------
                                                              502,889
                                                           ----------
           Machinery -- 0.0%
             Atlas Copco AB
              6.50% due 04/01/08*...............   89,000      96,314
                                                           ----------
           Metals & Mining -- 0.3%
             Alcan, Inc.
              6.13% due 12/15/33................  272,000     282,383
             Noranda, Inc.
              6.00% due 10/15/15................  422,000     450,092
                                                           ----------
                                                              732,475
                                                           ----------
           Retail -- 0.1%
             Jean Coutu Group, Inc.
              8.50% due 08/01/14*...............  125,000     124,063
                                                           ----------
           Telecommunications -- 0.6%
             British Telecommunications PLC
              7.88% due 12/15/05................   38,000      40,250
             France Telecom SA
              8.50% due 03/01/11................  272,000     325,606
             Koninklijke KPN NV
              7.50% due 10/01/05................  163,000     170,721
             Koninklijke KPN NV
              8.00% due 10/01/10................  238,000     283,023
             Telus Corp.
              7.50% due 06/01/07................  210,000     230,277
             Telus Corp.
              8.00% due 06/01/11................  238,000     278,874
                                                           ----------
                                                            1,328,751
                                                           ----------
           Utilities -- 0.2%
             Calpine Canada Energy Finance, ULC
              8.50% due 05/01/08................  525,000     362,250
                                                           ----------
           Total Foreign Bonds & Notes
              (cost $6,236,192).................            6,183,618
                                                           ----------
           U.S. GOVERNMENT OBLIGATIONS -- 0.1%
           U.S Treasury Bonds -- 0.0%
             5.38% due 02/15/31.................   84,000      89,985
                                                           ----------
           U.S. Treasury Notes -- 0.1%
             2.25% due 02/15/07.................   16,000      15,829
             2.75% due 06/30/06.................   49,000      49,203
             5.00% due 08/15/11.................   53,000      56,961
                                                           ----------
                                                              121,993
                                                           ----------
           Total U.S. Government Obligations
              (cost $170,617)...................              211,978
                                                           ----------

                                                   Principal     Value
                 Security Description               Amount      (Note 3)
     ---------------------------------------------------------------------
     U.S GOVERNMENT AGENCIES -- 16.1%
     Federal Home Loan Bank -- 0.4%
       1.88% due 06/15/06......................... $  495,000 $    488,532
       5.25% due 08/15/06.........................    495,000      516,895
                                                              ------------
                                                                 1,005,427
                                                              ------------
     Federal Home Loan Mortgage
      Corporation -- 5.9%
       2.50% due 12/04/06.........................    375,000      371,829
       2.63% due 09/17/07.........................    380,000      374,323
       3.38% due 08/23/07.........................    293,000      293,044
       4.50% due 01/15/14.........................    495,000      492,553
       4.50% due 04/01/19.........................  3,485,789    3,482,543
       5.00% due 03/01/34.........................  1,204,190    1,193,784
       5.00% due 05/01/34.........................  1,045,230    1,036,196
       5.00% due 06/01/34.........................  1,889,390    1,873,061
       5.50% due 07/01/34.........................    997,924    1,012,839
       6.00% due 12/01/33.........................  1,973,024    2,040,805
       6.88% due 09/15/10.........................    495,000      569,405
       7.00% due 04/01/32.........................    443,532      470,618
                                                              ------------
                                                                13,211,000
                                                              ------------
     Federal National Mortgage Association -- 8.1%
       3.25% due 06/28/06.........................    303,000      303,610
       5.00% due 07/01/18.........................  1,183,909    1,205,336
       5.00% due 08/01/18.........................  1,267,472    1,290,412
       5.00% due 07/01/33.........................  1,892,583    1,877,509
       5.50% due 11/01/17.........................    730,577      756,719
       5.50% due 06/01/19.........................    724,180      749,354
       5.50% due 12/01/33.........................  3,690,827    3,747,787
       6.00% due 10/01/04.........................  1,500,000    1,551,093
       6.00% due 06/01/17.........................    594,495      623,771
       6.00% due 05/01/34.........................    652,900      676,321
       6.00% due 07/01/34.........................    986,681    1,021,793
       6.50% due 09/01/10.........................    265,336      281,221
       6.63% due 11/15/30.........................    995,000    1,159,868
       6.50% due 09/01/32.........................  2,213,687    2,323,635
       6.50% due 04/01/34.........................    388,222      407,558
                                                              ------------
                                                                17,975,987
                                                              ------------
     Government National Mortgage
      Association -- 1.3%
       5.50% due 05/15/33.........................    873,262      890,241
       5.50% due 09/15/33.........................    541,594      552,125
       5.50% due 12/15/33.........................    966,547      985,340
       7.50% due 01/15/32.........................    403,036      434,243
       7.50% due 04/15/32.........................      2,689        2,897
                                                              ------------
                                                                 2,864,846
                                                              ------------
     Other -- 0.4%
       Resolution Funding Corp.
        Strip zero coupon due 04/15/09............  1,000,000      853,669
                                                              ------------
     Total U.S. Government Agencies
        (cost $35,761,973)........................              35,910,929
                                                              ------------
     Total Investment Securities -- 99.0%
        (cost $211,313,850).......................             220,236,222
                                                              ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                               Principal     Value
                Security Description            Amount      (Note 3)
        --------------------------------------------------------------
        REPURCHASE AGREEMENTS -- 1.5%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(4)......   467,000  $    467,000
          UBS Securities, LLC
           Joint Repurchase Agreement(4)...... 2,000,000     2,000,000
          Agreement with State Street
          Bank & Trust Co., bearing
          interest at 0.65%, dated
          09/30/04, to be repurchased
          10/01/04 in the amount of
          $778,014 and collateralized
          by $745,000 of United
          States Treasury Bonds, bearing
          interest at 5.25%, due 11/15/28
          and having an approximate
          aggregate value of
          $794,472............................   778,000       778,000
                                                          ------------
        Total Repurchase Agreements
           (cost $3,245,000)..................               3,245,000
                                                          ------------
        TOTAL INVESTMENTS --
           (cost $214,753,783)(5).............     100.5%  223,481,222
        Liabilities in excess of other assets.      (0.5)   (1,066,466)
                                               ---------  ------------
        NET ASSETS--                               100.0% $222,415,563
                                               =========  ============

--------
+    Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $4,213,686 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) The security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(2) Security is a "Step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)  Collateralized Mortgage Obligation
(4)  See Note 3 for details of Joint Repurchase Agreement
(5)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                       Consumer Discretionary..... 23.2%
                       Finance.................... 20.6
                       Information Technology..... 16.2
                       Healthcare................. 10.0
                       Energy.....................  9.4
                       Industrial & Commercial....  7.7
                       Utilities..................  5.7
                       Real Estate................  2.4
                       Materials..................  2.1
                       Information & Entertainment  1.2
                       Consumer Staples...........  0.9
                                                   ----
                                                   99.4%
                                                   ====

--------
* Calculated as a percentage of net assets.
Country Allocation*

                              Japan......... 20.8%
                              Sweden........ 10.7
                              France........ 10.3
                              Germany.......  9.9
                              United Kingdom  8.2
                              Norway........  5.8
                              Italy.........  5.2
                              Switzerland...  4.9
                              Belgium.......  4.8
                              South Korea...  2.5
                              Spain.........  2.5
                              Greece........  2.1
                              Australia.....  1.7
                              Hong Kong.....  1.6
                              Mexico........  1.5
                              Thailand......  1.4
                              Russia........  1.2
                              Singapore.....  1.2
                              Malaysia......  1.0
                              Brazil........  0.9
                              Philippines...  0.6
                              Turkey........  0.6
                              United States.  0.0
                                             ----
                                             99.4%
                                             ====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                                       Value
                   Security Description                  Shares       (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK -- 99.4%
    Australia -- 1.7%
      CSL, Ltd..........................................  60,960     $ 1,260,101
                                                                     -----------
    Belgium -- 4.8%
      Belgacom SA+......................................  59,000       2,116,060
      Mobistar SA+......................................  19,300       1,380,085
                                                                     -----------
                                                                       3,496,145
                                                                     -----------
    Brazil -- 0.9%
      Companhia Brasileira De Distribution Group Pao de
       Acucar. Sponsored ADR............................  32,500         649,675
                                                                     -----------
    France -- 10.3%
      Axa+.............................................. 136,200       2,759,173
      BNP Paribas SA....................................  33,400       2,159,885
      Renault SA........................................  24,300       1,989,953
      Sanofi Synthelabo+................................   8,300         602,798
                                                                     -----------
                                                                       7,511,809
                                                                     -----------
    Germany -- 9.9%
      HeidelbergCement AG...............................  34,500       1,606,762
      Metro AG+.........................................  51,600       2,305,620
      RWE AG+...........................................  48,800       2,335,262
      SAP AG+...........................................   6,100         949,004
                                                                     -----------
                                                                       7,196,648
                                                                     -----------
    Greece -- 2.1%
      National Bank of Greece SA........................  64,600       1,571,383
                                                                     -----------
    Hong Kong -- 1.6%
      Cheung Kong Holdings Ltd.......................... 138,000       1,185,810
      Peregrine Investments Holdings, Ltd.+(1)..........  91,000               0
                                                                     -----------
                                                                       1,185,810
                                                                     -----------
    Italy -- 5.2%
      Capitalia SpA..................................... 305,470       1,124,452
      Saipem SpA........................................ 235,900       2,654,956
                                                                     -----------
                                                                       3,779,408
                                                                     -----------
    Japan -- 20.8%
      Bridgestone Corp..................................  81,000       1,505,727
      Credit Saison Co., Ltd............................  30,200         930,625
      Fast Retailing Co.................................  16,700       1,137,015
      Fujitsu, Ltd...................................... 147,000         851,186
      Gigas K's Denki Corp..............................  20,100         489,665
      Hirose Electric Co., Ltd..........................  11,800       1,077,993
      KDDI Corp.........................................     126         612,762
      Millea Holdings, Inc..............................      79       1,019,725
      Mitsubishi Corp...................................  45,200         489,348
      Mitsui O.S.K. Lines, Ltd.......................... 243,000       1,460,076
      Obayashi Corp..................................... 156,000         777,093
      ONO Pharmaceutical Co., Ltd.......................  24,700       1,097,927
      Sumitomo Heavy Industries, Ltd.+.................. 293,000         868,267
      Sumitomo Trust and Banking Co., Ltd............... 181,000       1,072,739
      Toyota Motor Corp.................................  24,600         943,660
      Trend Micro, Inc..................................  19,000         818,653
                                                                     -----------
                                                                      15,152,461
                                                                     -----------

                                                              Value
                  Security Description             Shares    (Note 3)
        --------------------------------------------------------------
        Malaysia -- 1.0%
          Telekom Malaysia Berhad................   255,500 $   753,053
                                                            -----------
        Mexico -- 1.5%
          Cemex SA de C.V. Sponsored ADR.........    17,500     492,450
          Urbi, Desarrollos Urbanos, SA de CV+...   155,623     570,103
                                                            -----------
                                                              1,062,553
                                                            -----------
        Norway -- 5.8%
          DNB NOR ASA............................   125,300     994,622
          Statoil ASA............................   227,000   3,265,433
                                                            -----------
                                                              4,260,055
                                                            -----------
        Philippines -- 0.6%
          Philippine Long Distance Telephone Co.
           Sponsored ADR+........................    16,300     408,152
                                                            -----------
        Russia -- 1.2%
          OAO Gazprom Sponsored ADR..............    25,100     898,580
                                                            -----------
        Singapore -- 1.2%
          Accord Customer Care Solutions, Ltd.... 1,070,400     447,986
          Hi-P International, Ltd................   407,000     413,161
                                                            -----------
                                                                861,147
                                                            -----------
        South Korea -- 2.5%
          Samsung Electronics Co., Ltd...........     2,070     823,326
          Shinsegae Co., Ltd.....................     3,800   1,011,463
                                                            -----------
                                                              1,834,789
                                                            -----------
        Spain -- 2.5%
          Iberdrola SA...........................    87,300   1,813,057
                                                            -----------
        Sweden -- 10.7%
          Ericsson LM Telephone Sponsored ADR+...    23,600     737,264
          Hennes & Mauritz AB, Class B...........    83,300   2,294,025
          Nordea Bank AB.........................   248,900   2,034,139
          Volvo AB, Class B......................    78,300   2,763,972
                                                            -----------
                                                              7,829,400
                                                            -----------
        Switzerland -- 4.9%
          Roche Holding AG.......................    14,400   1,491,868
          UBS AG.................................    13,700     967,137
          Synthes, Inc.+.........................     9,900   1,081,315
                                                            -----------
                                                              3,540,320
                                                            -----------
        Thailand -- 1.4%
          Siam Cement Public Co., Ltd............   182,800   1,051,514
                                                            -----------
        Turkey -- 0.6%
          Akbank T.A.S. Sponsored ADR............    45,270     408,947
                                                            -----------
        United Kingdom -- 8.2%
          Amdocs, Ltd.+..........................    39,500     862,285
          AstraZeneca, PLC.......................    42,900   1,760,790
          Burberry Group, PLC....................   161,990   1,093,444
          Enterprise Inns, PLC...................    87,100     899,653
          Reckitt Benckiser, PLC.................    56,400   1,383,821
                                                            -----------
                                                              5,999,993
                                                            -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                          Value
                   Security Description      Shares      (Note 3)
               -------------------------------------------------
               COMMON STOCK (continued)
               United States -- 0%
                 Softbrands, Inc.+..........     40     $        45
                                                        -----------
                                                                 45
                                                        -----------
               TOTAL INVESTMENTS --
                  (cost $69,322,937)(2).....   99.4%     72,525,045
               Other assets less liabilities    0.6         400,261
                                             ------     -----------
               NET ASSETS --                  100.0%    $72,925,306
                                             ======     ===========

--------
+    Non-income producing security
(1)  Fair valued security. See Note 3
(2)  See Note 6 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Financial Services.............  16.6%
                     Energy Sources.................  10.6
                     Banks..........................  10.5
                     Conglomerate...................   7.1
                     Retail.........................   7.0
                     Aerospace & Military Technology   6.9
                     Food, Beverage, & Tobacco......   6.1
                     Utilities......................   5.6
                     Broadcasting & Media...........   5.1
                     Insurance......................   4.0
                     Chemicals......................   3.8
                     Telecommunications.............   3.8
                     Computers & Business Equipment.   3.5
                     Repurchase Agreements..........   3.0
                     Housing & Household Durables...   1.6
                     Leisure & Tourism..............   1.6
                     Computer Software..............   1.4
                     Medical Products...............   1.4
                     Health Services................   1.0
                     Restaurants....................   1.0
                                                     -----
                                                     101.6%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                              Value
                   Security Description             Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 98.6%
         Aerospace & Military Technology -- 6.9%
           Alliant Techsystems, Inc.+..............  60,000 $ 3,630,000
           General Dynamics Corp...................  30,000   3,063,000
           Honeywell International, Inc............  72,300   2,592,678
           United Technologies Corp................  50,000   4,669,000
                                                            -----------
                                                             13,954,678
                                                            -----------
         Banks -- 10.5%
           Bank of America Corp.................... 192,400   8,336,692
           North Fork Bancorp., Inc................  70,000   3,111,500
           U.S. Bancorp............................ 145,000   4,190,500
           Wachovia Corp...........................  60,000   2,817,000
           Wells Fargo & Co........................  50,000   2,981,500
                                                            -----------
                                                             21,437,192
                                                            -----------
         Broadcasting & Media -- 5.1%
           Fox Entertainment Group, Inc., Class A+. 125,000   3,467,500
           Time Warner, Inc.+...................... 250,000   4,035,000
           Walt Disney Co.......................... 130,000   2,931,500
                                                            -----------
                                                             10,434,000
                                                            -----------
         Chemicals -- 3.8%
           du Pont (E.I.) de Nemours & Co.......... 104,400   4,468,320
           Praxair, Inc............................  75,000   3,205,500
                                                            -----------
                                                              7,673,820
                                                            -----------
         Computer Software -- 1.4%
           Microsoft Corp.......................... 106,400   2,941,960
                                                            -----------
         Computers & Business Equipment -- 3.5%
           Hewlett-Packard Co...................... 200,000   3,750,000
           International Business Machines Corp....  39,400   3,378,156
                                                            -----------
                                                              7,128,156
                                                            -----------
         Conglomerate -- 7.1%
           General Electric Co..................... 300,000  10,074,000
           Tyco International, Ltd................. 145,000   4,445,700
                                                            -----------
                                                             14,519,700
                                                            -----------
         Energy Sources -- 10.6%
           ChevronTexaco Corp...................... 160,000   8,582,400
           Exxon Mobil Corp........................ 172,900   8,356,257
           Marathon Oil Corp....................... 110,000   4,540,800
                                                            -----------
                                                             21,479,457
                                                            -----------
         Financial Services -- 16.6%
           American Express Co..................... 120,000   6,175,200
           Capital One Financial Corp..............  60,000   4,434,000
           Citigroup, Inc.......................... 170,000   7,500,400
           Goldman Sachs Group, Inc................  45,000   4,195,800
           J.P. Morgan Chase & Co.................. 130,000   5,164,900
           Morgan Stanley..........................  81,000   3,993,300
           SLM Corp................................  50,000   2,230,000
                                                            -----------
                                                             33,693,600
                                                            -----------
         Food, Beverage & Tobacco -- 6.1%
           Altria Group, Inc.......................  70,000   3,292,800
           Diageo, PLC Sponsored ADR...............  60,000   3,025,800
           Kraft Foods, Inc., Class A.............. 102,100   3,238,612
           Unilever NV.............................  50,900   2,942,020
                                                            -----------
                                                             12,499,232
                                                            -----------

                                                Shares/
                                               Principal     Value
                Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        Health Services -- 1.0%
          Aetna, Inc.........................     20,000  $  1,998,600
                                                          ------------
        Housing & Household Durables -- 1.6%
          Kimberly-Clark Corp................     49,800     3,216,582
                                                          ------------
        Insurance -- 4.0%
          Allstate Corp......................     80,000     3,839,200
          Chubb Corp.........................     60,000     4,216,800
                                                          ------------
                                                             8,056,000
                                                          ------------
        Leisure & Tourism -- 1.6%
          Harrah's Entertainment, Inc........     60,000     3,178,800
                                                          ------------
        Medical Products -- 1.4%
          Johnson & Johnson..................     50,000     2,816,500
                                                          ------------
        Restaurants -- 1.0%
          Wendy's International, Inc.........     60,000     2,016,000
                                                          ------------
        Retail -- 7.0%
          Best Buy Co., Inc..................     60,000     3,254,400
          Federated Department Stores, Inc...     75,000     3,407,250
          Home Depot, Inc....................     80,000     3,136,000
          Limited Brands.....................    201,074     4,481,939
                                                          ------------
                                                            14,279,589
                                                          ------------
        Telecommunications -- 3.8%
          BellSouth Corp.....................    140,000     3,796,800
          Verizon Communications, Inc........     99,700     3,926,186
                                                          ------------
                                                             7,722,986
                                                          ------------
        Utilities -- 5.6%
          Exelon Corp........................    110,000     4,035,900
          FPL Group, Inc.....................     55,000     3,757,600
          Southern Co........................    120,000     3,597,600
                                                          ------------
                                                            11,391,100
                                                          ------------
        Total Investment Securities -- 98.6%
           (cost $193,412,736)...............              200,437,952
                                                          ------------
        REPURCHASE AGREEMENTS -- 3.0%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)..... $  106,000       106,000
          UBS Securities, LLC
           Joint Repurchase Agreement(1).....  6,000,000     6,000,000
                                                          ------------
        Total Repurchase Agreements
           (cost $6,106,000).................                6,106,000
                                                          ------------
        TOTAL INVESTMENTS --
          (cost $199,518,736)(2).............      101.6%  206,543,952
        Liabilities in excess of other assets       (1.6)   (3,179,019)
                                              ----------  ------------
        NET ASSETS --                              100.0% $203,364,933
                                              ==========  ============

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Biotech/Health Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Medical Drugs.................. 24.3%
                     Pharmaceuticals................ 18.6
                     Therapeutics................... 16.6
                     Biomedical.....................  8.9
                     Medical Devices................  5.1
                     Biotechnology..................  4.9
                     Genomics.......................  4.3
                     Distribution...................  4.7
                     Health Maintenance Organization  3.2
                     Repurchase Agreements..........  2.7
                     Medical Information Systems....  2.5
                     Health Services................  1.7
                     Medical Products...............  0.6
                                                     ----
                                                     98.1%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Biotech/Health Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                            Value
                   Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 97.5%
          Biomedical -- 8.9%
            Amgen, Inc.+.........................  35,000 $ 1,983,800
            ID Biomedical Corp.+.................  20,000     260,400
            Millennium Pharmaceuticals, Inc.+.... 100,000   1,371,000
                                                          -----------
                                                            3,615,200
                                                          -----------
          Biotechnology -- 5.9%
            Biomarin Pharmaceutical, Inc.+....... 100,000     519,000
            Chiron Corp.+........................  15,000     663,000
            Medicines Co.+@......................  50,000   1,207,000
                                                          -----------
                                                            2,389,000
                                                          -----------
          Distribution -- 4.7%
            Caremark Rx, Inc.+...................  60,000   1,924,200
                                                          -----------
          Genomics -- 5.4%
            Invitrogen Corp.+....................  40,000   2,199,600
                                                          -----------
          Health Maintenance Organization -- 3.2%
            Centene Corp.+.......................  30,000   1,277,400
                                                          -----------
          Health Services -- 1.7%
            Medco Health Solutions, Inc.+........  22,412     692,531
                                                          -----------
          Medical Devices -- 5.1%
            Integra LifeSciences Holdings Corp.+.  65,000   2,087,150
                                                          -----------
          Medical Drugs -- 24.3%
            Celgene Corp.+.......................  50,000   2,911,500
            Cephalon, Inc.+......................  50,000   2,395,000
            Forest Laboratories, Inc.+...........  60,000   2,698,800
            OSI Pharmaceuticals, Inc.+...........  10,000     614,600
            Salix Pharmaceuticals, Ltd.+.........  50,000   1,076,000
            Santarus, Inc.+......................  20,000     181,400
                                                          -----------
                                                            9,877,300
                                                          -----------
          Medical Information Systems -- 2.5%
            Covance, Inc.+.......................  25,000     999,250
                                                          -----------
          Medical Products -- 0.6%
            Encore Medical Corp.+................  50,000     249,000
                                                          -----------
          Pharmaceuticals -- 18.6%
            Express Scripts, Inc.+...............  20,000   1,306,800
            Onyx Pharmaceuticals, Inc.+..........  60,000   2,580,600
            Pfizer, Inc..........................  60,000   1,836,000

                                                 Shares/
                                                Principal     Value
                  Security Description           Amount      (Note 3)
         --------------------------------------------------------------
         Pharmaceuticals (continued)
           Praecis Pharmaceuticals, Inc.+......    60,000  $   132,000
           Tanox, Inc.+........................   100,000    1,687,000
                                                           -----------
                                                             7,542,400
                                                           -----------
         Therapeutics -- 16.6%
           Abgenix, Inc.+......................   100,000      986,000
           Connetics Corp.+....................    20,000      540,400
           Critical Therapeutics, Inc.+........    60,000      351,000
           Cypress Bioscience, Inc.+...........   140,000    1,633,800
           Dyax Corp.+.........................   125,000      955,000
           Gilead Sciences, Inc.+..............    30,000    1,121,400
           Medarex, Inc.+......................    85,000      627,300
           MGI Pharma, Inc.+...................    20,000      533,800
                                                           -----------
                                                             6,748,700
                                                           -----------
         Total Investment Securities -- 97.5%
            (cost $37,213,553).................             39,601,731
                                                           -----------
         REPURCHASE AGREEMENTS -- 2.7%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)@
            (cost $1,101,000).................. 1,101,000    1,101,000
                                                           -----------
         TOTAL INVESTMENTS --
            (cost $37,419,224)(2)..............     100.2%  40,702,731
         Liabilities in excess of other assets.      (0.2)     (62,614)
                                                ---------  -----------
         NET ASSETS --                              100.0% $40,640,117
                                                =========  ===========
         COMMON STOCK-SHORT POSITIONS -- (2.1%)
         Biotechnology -- (1.0%)
           Diversa Corp........................   (50,000) $  (417,500)
                                                           -----------
         Genomics -- (1.1%)
           Genencor International, Inc.........   (27,000)    (433,350)
                                                           -----------
         Total Common Stock-Short Positions
            (proceeds $(895,329))..............            $  (850,850)
                                                           -----------

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
@    Collateral for securities sold short

See Notes to Financial Statements

        SunAmerica Tax Managed Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Financial Services.............  9.1%
                     Energy Sources.................  7.2
                     Pharmaceuticals................  7.0
                     Retail.........................  6.5
                     Conglomerate...................  5.9
                     Insurance......................  5.8
                     Telecommunications.............  5.8
                     Banks..........................  5.7
                     Medical Products...............  4.9
                     Computer Software..............  4.5
                     Broadcasting & Media...........  4.4
                     Food, Beverage, & Tobacco......  4.3
                     Housing & Household Durables...  3.6
                     Machinery......................  2.9
                     Computers & Business Equipment.  2.9
                     Aerospace & Military Technology  2.7
                     Electronics....................  2.6
                     Utilities......................  2.1
                     Automotive.....................  1.6
                     Energy Services................  1.4
                     Forest Products................  1.3
                     Business Services..............  1.2
                     Transportation.................  1.2
                     Metals & Mining................  1.1
                     Apparel & Textiles.............  0.7
                     Chemicals......................  0.7
                     Restaurants....................  0.7
                     Health Services................  0.5
                     Time Deposit...................  0.4
                     Communication Equipment........  0.3
                                                     ----
                                                     99.0%
                                                     ====

--------
* Calculated as a percentage of net assets.

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK -- 98.6%
           Aerospace & Military Technology -- 2.7%
             Raytheon Co........................... 13,900 $  527,922
             United Technologies Corp..............  9,200    859,096
                                                           ----------
                                                            1,387,018
                                                           ----------
           Apparel & Textiles -- 0.7%
             Jones Apparel Group, Inc..............  9,600    343,680
                                                           ----------
           Automotive -- 1.6%
             Johnson Controls, Inc................. 14,900    846,469
                                                           ----------
           Banks -- 5.7%
             Bank of America Corp.................. 25,206  1,092,176
             Bank of New York Co., Inc............. 16,100    469,637
             U.S. Bancorp.......................... 13,331    385,266
             Wachovia Corp.........................  5,600    262,920
             Wells Fargo & Co...................... 12,500    745,375
                                                           ----------
                                                            2,955,374
                                                           ----------
           Broadcasting & Media -- 4.4%
             Comcast Corp., Class A+............... 15,400    429,968
             E.W. Scripps Co., Class A.............  7,100    339,238
             Gannett Co., Inc......................  5,600    469,056
             News Corp., Ltd. Sponsored ADR........ 10,300    338,561
             Viacom, Inc., Class B................. 21,000    704,760
                                                           ----------
                                                            2,281,583
                                                           ----------
           Business Services -- 1.2%
             Accenture, Ltd., Class A+............. 23,500    635,675
                                                           ----------
           Chemicals -- 0.7%
             Air Products & Chemicals, Inc.........  7,000    380,660
                                                           ----------
           Communication Equipment -- 0.3%
             Juniper Networks, Inc.+...............  5,500    129,800
                                                           ----------
           Computer Software -- 4.5%
             Microsoft Corp........................ 68,600  1,896,790
             Oracle Corp.+......................... 37,200    419,616
                                                           ----------
                                                            2,316,406
                                                           ----------
           Computers & Business Equipment -- 2.9%
             Dell, Inc.+........................... 20,000    712,000
             International Business Machines Corp..  9,200    788,808
                                                           ----------
                                                            1,500,808
                                                           ----------
           Conglomerate -- 5.9%
             General Electric Co................... 57,900  1,944,282
             Tyco International, Ltd............... 35,800  1,097,628
                                                           ----------
                                                            3,041,910
                                                           ----------
           Electronics -- 2.6%
             Altera Corp.+......................... 21,700    424,669
             Analog Devices, Inc...................  9,900    383,922
             Intel Corp............................ 26,000    521,560
                                                           ----------
                                                            1,330,151
                                                           ----------
           Energy Services -- 1.4%
             Baker Hughes, Inc..................... 17,100    747,612
                                                           ----------
           Energy Sources -- 7.2%
             Anadarko Petroleum Corp...............  7,200    477,792
             ChevronTexaco Corp.................... 25,200  1,351,728

                                                            Value
                    Security Description           Shares  (Note 3)
            -------------------------------------------------------
            Energy Sources (continued)
              ConocoPhillips......................  8,500 $  704,225
              Exxon Mobil Corp.................... 24,420  1,180,219
                                                          ----------
                                                           3,713,964
                                                          ----------
            Financial Services -- 9.1%
              Charles Schwab Corp................. 15,300    140,607
              CIT Group, Inc......................  6,300    235,557
              Citigroup, Inc...................... 41,766  1,842,716
              Freddie Mac......................... 16,900  1,102,556
              Goldman Sachs Group, Inc............  4,102    382,470
              Morgan Stanley...................... 11,900    586,670
              Washington Mutual, Inc.............. 10,000    390,800
                                                          ----------
                                                           4,681,376
                                                          ----------
            Food, Beverage & Tobacco -- 4.3%
              Altria Group, Inc................... 16,600    780,864
              Anheuser-Busch Cos., Inc............  6,700    334,665
              Coca-Cola Co........................ 14,400    576,720
              PepsiCo, Inc........................ 10,600    515,690
                                                          ----------
                                                           2,207,939
                                                          ----------
            Forest Products -- 1.3%
              Temple-Inland, Inc..................  9,700    651,355
                                                          ----------
            Health Services -- 0.5%
              HCA, Inc............................  6,400    244,160
                                                          ----------
            Housing & Household Durables -- 3.6%
              Gillette Co......................... 15,800    659,492
              Procter & Gamble Co................. 22,500  1,217,700
                                                          ----------
                                                           1,877,192
                                                          ----------
            Insurance -- 5.8%
              Allstate Corp.......................  7,700    369,523
              AMBAC Financial Group, Inc.......... 12,600  1,007,370
              American International Group, Inc.#.  8,000    543,920
              RenaissanceRe Holdings, Ltd.........  9,800    505,484
              Torchmark Corp......................  4,000    212,720
              Willis Group Holdings, Ltd..........  9,000    336,600
                                                          ----------
                                                           2,975,617
                                                          ----------
            Machinery -- 2.9%
              Cooper Industries, Ltd., Class A....  7,400    436,600
              Danaher Corp........................  9,100    466,648
              Deere & Co..........................  9,400    606,770
                                                          ----------
                                                           1,510,018
                                                          ----------
            Medical Products -- 4.9%
              Boston Scientific Corp.+............  7,600    301,948
              Guidant Corp........................ 13,900    917,956
              Johnson & Johnson................... 22,844  1,286,802
                                                          ----------
                                                           2,506,706
                                                          ----------
            Metals & Mining -- 1.1%
              Alcoa, Inc.......................... 16,200    544,158
                                                          ----------
            Pharmaceuticals -- 7.0%
              Amgen, Inc.+........................  8,500    481,780
              Eli Lilly and Co.................... 12,700    762,635

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (continued)


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Pharmaceuticals (continued)
             Gilead Sciences, Inc.+................ 13,800 $  515,844
             Pfizer, Inc........................... 40,205  1,230,273
             Sepracor, Inc.+.......................  5,800    282,924
             Wyeth.................................  9,500    355,300
                                                           ----------
                                                            3,628,756
                                                           ----------
           Restaurants -- 0.7%
             Yum! Brands, Inc......................  8,600    349,676
                                                           ----------
           Retail -- 6.5%
             Home Depot, Inc....................... 19,000    744,800
             Kohl's Corp.+.........................  3,900    187,941
             Target Corp........................... 12,300    556,575
             TJX Cos., Inc......................... 22,500    495,900
             Wal-Mart Stores, Inc.................. 25,300  1,345,960
                                                           ----------
                                                            3,331,176
                                                           ----------
           Telecommunications -- 5.8%
             Cisco Systems, Inc.+.................. 57,400  1,038,940
             Corning, Inc.+........................  9,800    108,584
             Nextel Communications, Inc., Class A+. 10,500    250,320
             QUALCOMM, Inc......................... 10,300    402,112
             SBC Communications, Inc............... 11,900    308,805
             Verizon Communications, Inc........... 22,052    868,408
                                                           ----------
                                                            2,977,169
                                                           ----------

                                                        Shares/
                                                       Principal   Value
                  Security Description                  Amount    (Note 3)
    -----------------------------------------------------------------------
    Transportation -- 1.2%
      Union Pacific Corp..............................    6,500  $   380,900
      United Parcel Service, Inc., Class B............    3,400      258,128
                                                                 -----------
                                                                     639,028
                                                                 -----------
    Utilities -- 2.1%
      Dominion Resources, Inc.........................    8,000      522,000
      Pinnacle West Capital Corp......................   13,300      551,950
                                                                 -----------
                                                                   1,073,950
                                                                 -----------
    Total Investment Securities -- 98.6%
       (cost $51,516,778).............................            50,809,386
                                                                 -----------
    SHORT-TERM INVESTMENTS -- 0.4%
      Time Deposit with State Street Bank & Trust Co.
       0.35% due 10/01/04
       (cost $189,000)................................  189,000      189,000
                                                                 -----------
    TOTAL INVESTMENTS --
       (cost $51,705,778)(1)..........................     99.0%  50,998,386
    Other assets less liabilities.....................      1.0      527,639
                                                        -------  -----------
    NET ASSETS --                                         100.0% $51,526,025
                                                        =======  ===========

--------
+    Non-income producing securities
(1)  See Note 6 for cost of investments on a tax basis
#    Security represents an investment in an affiliated company -- See Note 10
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end diversified management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Biotech/Health Fund ("Biotech/Health Fund"), and Tax Managed Equity Fund ("Tax Managed Equity Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation, by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation, by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income, by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal, through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in high-quality bonds.

   International Equity Fund seeks capital appreciation, by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Biotech/Health Fund seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Tax Managed Equity Fund seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in equity securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004 Class II shares were redesignated to Class C shares.

   Class I, Class X and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. As of August 1, 2003, Class Z shares of the New Century Fund and the Growth and Income Fund are no longer being offered for sale. Effective February 23, 2004, Class I shares of the New Century Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class X and Class Z.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization, all of the Investment assets and liabilities of the determined SunAmerica Focused Series, Inc. Portfolios and the determined SunAmerica Strategic Series, Inc. Funds were transferred in a tax-free exchange to a determined SunAmerica Equity Fund. The details of the reorganization transactions, which was consummated on February 23, 2004, are set forth below.

   The SunAmerica Focused Series, Inc. Value Portfolio, the SunAmerica Strategic Investment Series, Inc. Biotech/Health Fund and the SunAmerica Strategic Investment Series, Inc. Tax Managed Equity Fund were reorganized into the newly created SunAmerica Value Fund, Biotech/Health Fund and Tax Managed Equity Fund in the SunAmerica Equity Funds. In addition, The SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into the newly created Focused Dividend Strategy Portfolio in the SunAmerica Focused Series, Inc.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid price. Securities listed on the NASDAQ Stock Market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

   investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available, or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2004, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     Percentage Principal
Fund                  Interest   Amount
----                 ---------- ----------
Blue Chip Growth....    0.21%   $  376,000
Growth Opportunities    1.57     2,864,000
Growth and Income...    0.50       913,000
Balanced Assets.....    0.26       467,000
Value...............    0.06       106,000
Biotech/Health......    0.60     1,101,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2004, bearing interest at a rate of 1.58% per annum, with a principal amount of $182,364,000, a repurchase price of $182,372,004 and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                    Interest Rate/ Maturity  Principal      Market
Type of Collateral  Discount Yield   Date     Amount        Value
------------------  -------------- -------- ------------ ------------
U.S. Treasury Notes      4.75%     05/15/14 $  2,265,000 $  2,412,225
U.S. Treasury Bonds      7.50      11/15/16  139,230,000  183,631,282

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   In addition, at September 30, 2004, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                  Percentage Principal
Fund               Interest   Amount
----              ---------- ----------
Growth and Income    1.60%   $4,000,000
Balanced Assets..    0.80     2,000,000
Value............    2.40     6,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated September 30, 2004, bearing interest at a rate of 1.73% per annum, with a principal amount of $250,000,000 a repurchase price of $250,012,014, and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                    Interest Rate/ Maturity   Principal    Market
Type of Collateral  Discount Yield   Date      Amount      Value
------------------  -------------- --------- ----------- -----------
U.S. Treasury Notes      3.00%     7/15/2012 $50,000,000 $58,375,000
U.S. Treasury Notes      1.88      7/15/2013  50,000,000  52,375,000
U.S. Treasury Bonds      2.38      1/15/2025  50,000,000  52,062,500
U.S. Treasury Bonds      3.63      4/15/2028  50,000,000  74,500,000
U.S. Treasury Bonds      3.38      4/15/2032  13,067,000  17,689,451

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Funds. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: For the period ended September 30, 2004, the Balanced Assets Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. As of September 30, 2004, the Balanced Assets Fund did not have any securities on loan.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. At September 30, 2004, there were no open futures contracts.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. As of September 30, 2004, there were no purchased options contracts.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call and put options written during the period ended September 30, 2004 for the New Century Fund are summarized as follows:

                                      Written Options
                                    -------------------
                                    Number of  Premiums
                                    Contracts  Received
                                    --------- ---------
Beginning of period................      --   $      --
Written............................  (1,718)   (377,174)
Closed.............................   1,718     404,023
Expired............................      --          --
Exercised..........................      --          --
Net realized gain on options closed      --     (26,849)
                                     ------   ---------
End of period......................      --   $      --
                                     ======   =========

   Short Sales: The Biotech/Health Fund, Tax Managed Equity Fund, Value Fund and International Equity Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo for Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund and Balanced Assets Fund is computed

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

   daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The rate for the International Equity Fund is 1.00% of the Fund's average daily net assets. The annual rate for the Value Fund is 1.00% for the first $750 million, 0.95% for the next $750 million, and 0.90% for any amount exceeding $1.5 billion of the average daily net assets. The annual rate for the Biotech/Health Fund and the Tax Managed Equity Fund is 0.75% and 0.85%, respectively, of the average daily net assets. For the period ended September 30, 2004, SAAMCo earned fees in the amounts stated on the Statement of Operations. The International Equity Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives an annual fee of 0.47% of the average daily net assets of the Fund, which is paid by SAAMCo. Effective August 23, 2004, American Century, the subadvisor for the Value Fund, was replaced by SAAMCo. The Tax Managed Equity Fund is subadvised by J.P. Morgan Fleming Asset Management, Inc. and receives an annual fee of 0.45% of the average daily net assets of the Fund, which is paid by SAAMCo.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

Fund                          Percentage
----                          ----------
Blue Chip Growth Class I.....    1.33%
Growth Opportunities Class I.    1.33
New Century Class I..........    1.33
Growth and Income Class I....    1.32
Balanced Assets Class I......    1.33
International Equity Class A.    1.90
International Equity Class B.    2.55
International Equity Class C+    2.55
International Equity Class I.    1.80
Value Class A*...............    1.63
Value Class B*...............    2.28
Value Class C+*..............    2.28
Value Class I*...............    1.53
Value Class Z*...............    1.06
Biotech/Health Class A.......    1.55
Biotech/Health Class B.......    2.20
Biotech/Health Class C+......    2.20
Tax Managed Class A..........    1.45
Tax Managed Class B..........    2.10
Tax Managed Class C+.........    2.10

   SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

Fund                         Percentage
----                         ----------
Growth Opportunities Class X    1.20%
New Century Class C+........    2.14

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Effective September 1, 2004, the expense caps for the Value Fund changed. Prior to this date, the expense caps were as follows: Class A -- 1.78; Class B -- 2.43; Class C -- 2.43; Class I -- 1.68; and Class Z -- 1.21.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   For the International Equity Fund, Value Fund, Biotech/Health Fund, and Tax Managed Fund, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ending September 30, 2004, SAAMCo has agreed to reimburse expenses as follows:

Blue Chip Growth Class I..... $12,466
Growth Opportunities Class I.   8,864
Growth Opportunities Class X.   3,652
New Century Class C+.........  10,583
New Century Class I..........   5,223
Growth & Income Class I......   8,893
Balanced Assets Class I......   7,848
International Equity Class A.  33,827
International Equity Class B.  28,171
International Equity Class C+   9,082
International Equity Class I.  16,894
Value Fund Class A@..........  43,244
Value Fund Class B@..........  13,544
Value Fund Class C@+.........  17,836
Value Fund Class I@..........   7,685
Value Fund Class Z@..........  19,182
Biotech / Health Class A@....  48,000
Biotech / Health Class B@....  41,731
Biotech / Health Class C@+...  29,207
Tax Managed Equity Class A@..  32,516
Tax Managed Equity Class B@..  50,423
Tax Managed Equity Class C@+.  47,232

   For the period ended September 30, 2004, the amounts repaid to the Advisor are as follows:

Value Fund Class A@. $11,010
Value Fund Class C@+   3,625
Value Fund Class Z@.  10,850
Value Fund Class I@.     399

   At September 30, 2004, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                Class
                               Specific
                               Expenses
                              Reimbursed
                              ----------
International Equity Class A.  $ 91,595
International Equity Class B.    62,140
International Equity Class C+    50,870
International Equity Class I.    46,168
Value Fund Class A...........    40,699
Value Fund Class C+..........    21,065
Value Fund Class I...........    15,481
Value Fund Class Z...........    43,097
Biotech/Health Class A.......    87,726
Biotech/Health Class B.......    88,815
Biotech/Health Class C+......    71,339
Tax Managed Equity Class A...    75,628
Tax Managed Equity Class B...   110,503
Tax Managed Equity Class C+..   107,191

@  For the period November 1, 2003 through September 30, 2004
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended September 30, 2004, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended September 30, 2004, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A and Class C shares, portions of which are reallocated to affiliated brokerdealers and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2004, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           Class A                           Class B
                     ---------------------------------------------------- -------------
                                                             Contingent    Contingent
                      Sales     Affiliated   Non-affiliated   Deferred      Deferred
                     Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
                     -------- -------------- -------------- ------------- -------------
Blue Chip Growth.... $ 70,816    $ 33,247       $ 27,504       $   --       $ 65,307
Growth Opportunities  117,507      44,935         54,946           --        128,535
New Century.........   73,449      38,762         24,583           --         23,923
Growth & Income.....  129,099      51,602         43,745           --        165,735
Balanced Assets.....  352,857     203,366        100,387           --        124,232
International Equity   41,669      12,210         23,533           --         44,826
Value@..............  237,770      87,331        114,006           --        102,457
Biotech/Health@.....   86,309      25,423         47,548           --         75,602
Tax Managed Equity@.   13,231       6,085          4,663           --         74,425

                                           Class C+
                     ----------------------------------------------------
                                                             Contingent
                      Sales     Affiliated   Non-affiliated   Deferred
                     Charges  Broker-dealers Broker-dealers Sales Charges
                     -------- -------------- -------------- -------------
Blue Chip Growth.... $  2,711    $    932       $  1,779       $  813
Growth Opportunities    2,933       1,117          1,816        1,214
New Century.........      361         143            218           39
Growth & Income.....    6,487       1,912          4,575        2,976
Balanced Assets.....    7,365       2,758          4,607        4,594
International Equity    4,779       1,476          3,303        1,102
Value@..............   18,155       3,678         14,477        7,439
Biotech/Health@.....    5,464       2,319          3,145        1,638
Tax Managed Equity@.    5,280         673          4,607          876

@  For the period November 1, 2003 through September 30, 2004
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended September 30, 2004, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                      Expense                        Payable At September 30, 2004
                     ------------------------------------------ ----------------------------------------
Fund                 Class A  Class B  Class C+ Class I Class X Class A Class B Class C+ Class I Class X
----                 -------- -------- -------- ------- ------- ------- ------- -------- ------- -------
Blue Chip Growth.... $144,509 $ 63,994 $ 15,306 $20,702 $    -- $11,212 $ 5,078  $1,169  $  550   $ --
Growth Opportunities  128,634   80,721   40,255  10,584  18,247   8,959   5,688   2,643     790     14
New Century.........  178,007   30,522    4,458   4,513      --  14,217   2,046     384      --     --
Growth and Income...  153,746  134,907  105,991  14,268      --  12,486   9,885   8,004     319     --
Balanced Assets.....  350,050   93,956   54,499   7,253      --  28,990   7,090   4,171     543     --
International Equity   72,571   54,184   34,227  30,741      --   6,074   4,105   2,851   1,483     --
Value@..............  147,426  159,812   51,716  15,158      --  16,009  12,639   5,588   1,355     --
Biotech/Health@.....   37,433   33,832   24,555      --      --   2,854   2,599   1,877      --     --
Tax Managed Equity@.   29,465   43,920   42,864      --      --   2,486   3,643   3,384      --     --

   As of September 30, 2004, there are no shareholders holding more than five percent of the outstanding shares of the Funds.

   On February 10, 2004, the advisor for the Growth Opportunities Fund, purchased 40,000 shares of iShares Russell 2000 Growth Index Fund representing 1.70% of the Fund's gross assets, causing the total iShares Russell 2000 Growth Index Fund investment to exceed 5.00% of gross assets. The Fund has an investment restriction that states the Fund may not exceed 5.00% of gross assets in a single investment company. The iShares Russell 2000 Growth Index Fund is considered to be an investment company. On April 05, 2004, the advisor sold 25,000 shares to bring the Fund into compliance resulting in a gain of $77,722 to the Fund which increased the Fund's total return on Class A 0.07%, Class B 0.10%, Class C 0.10%, Class I 0.08%, and Class X 0.07%.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2004 were as follows:

                                                                    Growth         New       Growth and
                                                     Blue Chip   Opportunities   Century       Income     Balanced
                                                    Growth Fund      Fund          Fund         Fund     Assets Fund
                                                   ------------- ------------- ------------ ------------ ------------
Purchases (excluding U.S. government securities).. $163,519,956  $202,614,748  $107,763,617 $261,505,519 $318,088,658
Sales and maturities (excluding U.S. government
 securities)......................................  195,563,631   223,780,334   134,626,621  317,953,919  336,819,006
Purchases of U.S. government securities...........           --            --            --           --  121,114,724
Sales and maturities of U.S. government securities           --            --            --           --  139,866,582

                                                                                                Tax
                                                   International                              Managed
                                                      Equity         Value       Biotech/      Equity
                                                       Fund          Fund@     Health Fund@    Fund@
                                                   ------------- ------------- ------------ ------------
Purchases (excluding U.S. government securities).. $175,604,701  $394,422,142  $ 73,806,179 $ 11,253,662
Sales and maturities (excluding U.S. government
 securities)......................................  205,597,591   380,240,581    59,733,651   24,647,009
Purchases of U.S. government securities...........           --            --            --           --
Sales and maturities of U.S. government securities           --            --            --           --

@  For the period November 1, 2003 through September 30, 2004
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


Note 6. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                 Blue Chip      Growth         New       Growth and
                                                  Growth     Opportunities   Century       Income       Balanced
                                                   Fund          Fund         Fund          Fund       Assets Fund
                                               ------------- ------------- -----------  ------------  ------------
Cost (tax basis) . . . . . . . . . . . . . ...  $94,582,239  $ 96,266,131  $85,515,273  $162,971,157  $216,256,378
                                                ===========  ============  ===========  ============  ============
Appreciation . . . . . . . . . . . . . . . ...  $ 7,896,466  $  5,039,054  $14,696,349  $ 10,990,828  $ 12,168,500
Depreciation . . . . . . . . . . . . . . .....   (2,791,275)   (8,595,790)  (5,008,569)   (4,683,257)   (4,943,656)
                                                -----------  ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)....  $ 5,105,191  $ (3,556,736) $ 9,687,780  $  6,307,571  $  7,224,844
                                                ===========  ============  ===========  ============  ============

                                               International
                                                  Equity         Value      Biotech/     Tax Managed
                                                   Fund          Fund      Health Fund   Equity Fund
                                               ------------- ------------- -----------  ------------
Cost (tax basis) . . . . . . . . . . . . . ...  $69,412,999  $199,768,929  $38,394,490  $ 51,706,943
                                                ===========  ============  ===========  ============
Appreciation . . . . . . . . . . . . . . . . .  $ 5,469,357  $  8,168,502  $ 5,856,339  $  6,513,429
Depreciation . . . . . . . . . . . . . . .....   (2,357,311)   (1,393,479)  (3,548,098)   (7,221,986)
                                                -----------  ------------  -----------  ------------
Net unrealized appreciation (depreciation)....  $ 3,112,046  $  6,775,023  $ 2,308,241  $   (708,557)
                                                ===========  ============  ===========  ============

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                   Distributable Earnings            Tax Distributions
                          ----------------------------------------  --------------------
                                      For the year ended September 30, 2004
                          --------------------------------------------------------------
                                        Long-term
                                      Gains/Capital    Unrealized              Long-Term
                           Ordinary       Loss        Appreciation   Ordinary   Capital
                            Income      Carryover    (Depreciation)   Income     Gains
                          ----------- -------------  -------------- ---------- ---------
Blue Chip Growth Fund.... $        -- $ (84,930,865)  $ 5,105,191   $       --    $--
Growth Opportunities Fund          --  (220,696,018)   (3,556,736)          --     --
New Century Fund.........          --  (124,825,423)    9,687,780           --     --
Growth and Income Fund...          --   (73,610,116)    6,307,571           --     --
Balanced Assets Fund.....     144,558   (94,775,722)    7,224,844    2,486,303     --
International Equity Fund          --   (51,681,401)    3,122,257       28,461     --
Value Fund...............  15,368,076     7,905,385     6,775,023    8,542,676     --
Biotech/Health Fund......          --   (34,471,749)    2,352,720           --     --
Tax Managed Equity Fund..          --   (31,518,750)     (708,557)          --     --

                             Tax Distributions
                           ---------------------
                            For the year ended
                            September 30, 2003
                           ---------------------
                                      Long-Term
                            Ordinary   Capital
                             Income     Gains
                           ---------- ----------
Blue Chip Growth Fund .... $       -- $       --
Growth Opportunities Fund.         --         --
New Century Fund..........         --         --
Growth and Income Fund....         --         --
Balanced Assets Fund......  2,088,794         --
International Equity Fund.         --         --
Value Fund................  4,305,100  2,019,911
Biotech/Health Fund.......         --         --
Tax Managed Equity Fund...         --         --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   For the period ended September 30, 2004, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment loss, treatment of foreign currency transactions and principal paydown adjustments to the components of net assets as follows:

                           Accumulated    Accumulated
                          Undistributed  Undistributed
                          Net Investment Net Realized    Paid-in
                          Income (Loss)   Gain (Loss)    Capital
                          -------------- ------------- -----------
Blue Chip Growth Fund....   $  912,297     $      --   $  (912,297)
Growth Opportunities Fund    1,749,207            --    (1,749,207)
New Century Fund.........    1,338,263            --    (1,338,263)
Growth and Income Fund...      709,089            --      (709,089)
Balanced Assets Fund.....      661,882      (661,882)           --
International Equity Fund      333,703        61,491      (395,194)
Value Fund...............       11,723       (11,723)           --
Biotech/Health Fund......      689,182            --      (689,182)
Tax Managed Equity Fund..      124,478            --      (124,478)

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2004, which are available to offset future capital gains, if any:

Fund                                             Capital Loss Carryforward
----                       ----------------------------------------------------------------------
                              2007       2008        2009         2010        2011        2012
                           ---------- ----------- ----------- ------------ ----------- ----------
Blue Chip Growth Fund*.... $       -- $29,065,576 $        -- $ 13,804,345 $42,060,944 $       --
Growth Opportunities Fund*         --  11,769,320     151,316  143,462,580  65,312,802         --
New Century Fund..........         --          --   6,929,458   81,462,574  36,351,156         --
Growth and Income Fund*...  2,391,114          --  13,448,714   21,417,395  30,630,503  5,722,390
Balanced Assets Fund*.....  2,378,112   7,400,729     536,524   24,904,988  55,685,563  3,869,806
International Equity Fund*     92,698  17,818,885  17,510,699   11,189,965   5,008,920         --
Value Fund................         --          --          --           --          --         --
Biotech/Health Fund.......         --          --  16,342,315   17,583,650     545,784         --
Tax Managed Equity Fund...    910,428   3,887,711   6,189,990   15,675,665   4,260,050    594,906

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended September 30, 2004:

                          Capital Loss
                          Carryforward
Fund                        Utilized
----                      ------------
Blue Chip Growth Fund.... $   199,018
Growth Opportunities Fund  12,540,260
New Century Fund.........   9,172,438
Growth and Income Fund...          --
Balanced Assets Fund.....          --
International Equity Fund  16,178,063
Value Fund...............          --
Biotech/Health Fund......   1,288,832
Tax Managed Equity Fund..          --

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended September 30, 2004, the Funds elected to defer capital losses as follows:

                          Deferred Post-October Deferred Post-October
Fund                          Capital Loss          Currency Loss
----                      --------------------- ---------------------
International Equity Fund   $              --    $           60,234

* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitations imposed by the Internal Revenue code. Therefore, it is possible not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                             Blue Chip Growth Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class A                                                 Class B
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                   September 30, 2004         September 30, 2003          September 30, 2004           September 30, 2003
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....    698,970* $  9,864,564*    667,646** $  8,164,351**    307,120   $  4,008,403      546,397    $  6,073,302
Reinvested
 dividends.....         --            --          --             --           --             --           --              --
Shares redeemed (1,204,891)  (17,272,160) (1,100,613)   (13,344,907)    (648,520)*   (8,397,097)* (1,063,759)**  (11,736,666)**
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (505,921) $ (7,407,596)   (432,967)  $ (5,180,556)    (341,400)  $ (4,388,694)    (517,362)   $ (5,663,364)
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

                                                             Blue Chip Growth Fund
                ------------------------------------------------------------------------------------------------------------
                                     Class C(1)                                                Class I
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                   September 30, 2004         September 30, 2003          September 30, 2004           September 30, 2003
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....     75,814  $    976,052     212,883   $  2,355,419      139,129   $  2,085,799      624,237    $  7,468,473
Reinvested
 dividends.....         --            --          --             --           --             --           --              --
Shares redeemed   (178,943)   (2,317,761)   (354,083)    (3,888,325)  (1,489,029)   (22,138,786)    (519,967)     (6,253,415)
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (103,129) $ (1,341,709)   (141,200)  $ (1,532,906)  (1,349,900)  $(20,052,987)     104,270    $  1,215,058
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

                                                           Growth Opportunities Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class A                                                 Class B
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                   September 30, 2004         September 30, 2003          September 30, 2004           September 30, 2003
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....    569,253+ $  8,371,293+  1,789,798++ $ 20,911,843++    233,369   $  3,089,899    1,129,240    $ 12,028,932
Reinvested
 dividends.....         --            --          --             --           --             --           --              --
Shares redeemed (1,471,961)  (21,425,290) (2,237,193)   (25,721,737)    (796,959)+  (10,510,340)+ (1,652,186)++  (17,373,362)++
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (902,708) $(13,053,997)   (447,395)  $ (4,809,894)    (563,590)  $ (7,420,441)    (522,946)   $ (5,344,430)
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

* Includes automatic conversion of 139,168 shares of Class B shares in the amount of $1,760,890 to 124,674 shares of Class A shares in the amount of $1,760,890.
** Includes automatic conversion of 246,929 shares of Class B shares in the amount of $2,761,911 to 224,890 shares of Class A shares in the amount of $2,761,911.
+ Includes automatic conversion of 64,460 shares of Class B shares in the amount of $842,173 to 58,108 shares of Class A shares in the amount of $842,173.
++ Includes automatic conversion of 162,597 shares of Class B shares in the amount of $1,733,132 to 147,591 shares of Class A shares in the amount of $1,733,132.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

                                                         Growth Opportunities Fund
                ---------------------------------------------------------------------------------------------------------
                                     Class C(1)                                              Class I
                ---------------------------------------------------   ---------------------------------------------------
                         For the                    For the                   For the                     For the
                       year ended                 year ended                 year ended                 year ended
                   September 30, 2004         September 30, 2003         September 30, 2004         September 30, 2003
                ------------------------  -------------------------   ----------------------   --------------------------
                  Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold....     93,978  $  1,244,073     468,787   $  4,976,058     46,491   $   685,347       46,134    $    542,776
Reinvested
 dividends.....         --            --          --             --         --            --           --              --
Shares redeemed   (496,600)   (6,453,697)   (796,853)    (8,347,567)  (111,633)   (1,566,530)     (32,299)       (371,452)
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)....   (402,622) $ (5,209,624)   (328,066)  $ (3,371,509)   (65,142)  $  (881,183)      13,835    $    171,324
                ==========  ============  ==========   ============   ========   ===========   ==========    ============

                              Growth Opportunities Fund
                ---------------------------------------------------
                                       Class X
                ---------------------------------------------------
                         For the                    For the
                       year ended                 year ended
                   September 30, 2004         September 30, 2003
                ------------------------  -------------------------
                  Shares       Amount        Shares        Amount
                ----------  ------------  ----------   ------------
Shares sold....    311,431  $  4,704,596     527,450   $  6,247,340
Reinvested
 dividends.....         --            --          --             --
Shares redeemed (1,046,968)  (15,570,116)    (35,347)      (427,960)
                ----------  ------------  ----------   ------------
Net increase
 (decrease)....   (735,537) $(10,865,520)    492,103   $  5,819,380
                ==========  ============  ==========   ============

                                                              New Century Fund
                ---------------------------------------------------------------------------------------------------------
                                       Class A                                               Class B
                ---------------------------------------------------   ---------------------------------------------------
                         For the                    For the                   For the                     For the
                       year ended                 year ended                 year ended                 year ended
                   September 30, 2004         September 30, 2003         September 30, 2004         September 30, 2003
                ------------------------  -------------------------   ----------------------   --------------------------
                  Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold....    545,178* $  7,877,009*  1,352,573** $ 16,310,269**  114,707   $ 1,471,759      343,848    $  3,680,626
Reinvested
 dividends.....         --            --          --             --         --            --           --              --
Shares redeemed (1,445,548)  (20,947,928) (1,636,627)   (19,570,318)  (581,815)*  (7,492,365)* (1,308,484)**  (14,067,218)**
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)....   (900,370) $(13,070,919)   (284,054)  $ (3,260,049)  (467,108)  $(6,020,606)    (964,636)   $(10,386,592)
                ==========  ============  ==========   ============   ========   ===========   ==========    ============

                                                              New Century Fund
                ---------------------------------------------------------------------------------------------------------
                                     Class C(1)                                              Class I
                ---------------------------------------------------   ---------------------------------------------------
                         For the                    For the                   For the                     For the
                       year ended                 year ended                 year ended                 year ended
                   September 30, 2004         September 30, 2003         September 30, 2004         September 30, 2003
                ------------------------  -------------------------   ----------------------   --------------------------
                  Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold....     27,155  $    338,876      52,648   $    567,386     23,471   $   366,941      146,603    $  1,709,295
Reinvested
 dividends.....         --            --          --             --         --            --           --              --
Shares redeemed    (42,881)     (555,109)   (113,537)    (1,196,408)  (362,040)   (5,505,570)    (108,317)     (1,267,459)
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)....    (15,726) $   (216,233)    (60,889)  $   (629,022)  (338,569)  $(5,138,629)      38,286    $    441,836
                ==========  ============  ==========   ============   ========   ===========   ==========    ============

* Includes automatic conversion of 310,347 shares of Class B shares in the amount of 4,006,706 to 276,932 shares of Class A shares in the amount of $4,006,706.
** Includes automatic conversion of 703,950 shares of Class B shares in the amount of $7,667,059 to 630,746 shares of Class A shares in the amount of $7,667,059.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

                    New Century Fund
                ------------------------
                        Class Z#
                ------------------------
                         For the
                       year ended
                   September 30, 2003
                ------------------------
                  Shares       Amount
                ----------  ------------
Shares sold....      7,199  $     86,274
Reinvested
 dividends.....         --            --
Shares redeemed   (110,192)   (1,310,376)
                ----------  ------------
Net increase
 (decrease)....   (102,993) $ (1,224,102)
                ==========  ============
                                                            Growth and Income Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class A                                                 Class B
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                   September 30, 2004         September 30, 2003          September 30, 2004           September 30, 2003
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....  1,045,004* $ 11,688,438*  1,683,730** $ 16,391,477**    436,582   $  4,667,708      604,185    $  5,578,360
Reinvested
 dividends.....         --            --          --             --           --             --           --              --
Shares redeemed (1,927,723)  (21,643,098) (2,785,695)   (26,551,456)  (2,246,309)*  (23,862,612)* (3,370,139)**  (30,761,446)**
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (882,719) $ (9,954,660) (1,101,965)  $(10,159,979)  (1,809,727)  $(19,194,904)  (2,765,954)   $(25,183,086)
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

                                                            Growth and Income Fund
                ------------------------------------------------------------------------------------------------------------
                                     Class C(1)                                                Class I
                ---------------------------------------------------   ------------------------------------------------------
                         For the                    For the                     For the                      For the
                       year ended                 year ended                  year ended                   year ended
                   September 30, 2004         September 30, 2003          September 30, 2004           September 30, 2003
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....    183,472  $  1,937,831     363,022   $  3,318,644      123,017   $  1,442,050      533,327    $  5,022,032
Reinvested
 dividends.....         --            --          --             --           --             --           --              --
Shares redeemed (1,213,371)  (12,873,624) (2,331,541)   (21,041,757)  (1,319,421)   (15,401,935)    (382,061)     (3,601,108)
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease).... (1,029,899) $(10,935,793) (1,968,519)  $(17,723,113)  (1,196,404)  $(13,959,885)     151,266    $  1,420,924
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

                 Growth and Income Fund
                ------------------------
                        Class Z#
                ------------------------
                         For the
                       year ended
                   September 30, 2003
                ------------------------
                  Shares       Amount
                ----------  ------------
Shares sold....      6,055  $     58,677
Reinvested
 dividends.....         --            --
Shares redeemed    (39,596)     (377,391)
                ----------  ------------
Net increase
 (decrease)....    (33,541) $   (318,714)
                ==========  ============

#  See Note 1
* Includes automatic conversion of 587,030 shares of Class B shares in the amount of $6,214,968 to 556,118 shares of Class A shares in the amount of $6,214,968.
** Includes automatic conversion of 972,591 shares of Class B shares in the amount of $9,107,456 to 926,892 shares of Class A shares in the amount of $9,107,456.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


                                                              Balanced Assets Fund
                --------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                -----------------------------------------------------   ------------------------------------------------------
                         For the                     For the                      For the                      For the
                       year ended                  year ended                   year ended                   year ended
                   September 30, 2004          September 30, 2003           September 30, 2004           September 30, 2003
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....  1,207,170* $ 15,877,253*   2,020,442** $  24,213,183**    361,540   $  4,742,697      582,863    $  6,983,307
Reinvested
 dividends.....    149,834     1,981,459      137,761       1,658,350       16,011        211,106       14,987         176,868
Shares redeemed (3,283,862)  (43,275,829)  (3,661,431)    (43,869,345)  (1,262,126)*  (16,530,680)* (2,257,809)**  (26,844,252)**
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease).... (1,926,858) $(25,417,117)  (1,503,228)  $ (17,997,812)    (884,575)  $(11,576,877)  (1,659,959)   $(19,684,077)
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                              Balanced Assets Fund
                --------------------------------------------------------------------------------------------------------------
                                      Class C(1)                                                 Class I
                -----------------------------------------------------   ------------------------------------------------------
                         For the                     For the                      For the                      For the
                       year ended                  year ended                   year ended                   year ended
                   September 30, 2004          September 30, 2003           September 30, 2004           September 30, 2003
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....    196,419  $  2,583,488      193,805   $   2,323,311      133,077   $  1,726,494       38,539    $    464,642
Reinvested
 dividends.....      9,054       119,529        7,634          90,206        2,491         33,022        4,178          50,394
Shares redeemed   (549,958)   (7,216,970)    (838,430)     (9,991,677)    (451,196)    (5,895,473)     (53,657)       (640,288)
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (344,485) $ (4,513,953)    (636,991)  $  (7,578,160)    (315,628)  $ (4,135,957)     (10,940)   $   (125,252)
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                            International Equity Fund
                --------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                -----------------------------------------------------   ------------------------------------------------------
                         For the                     For the                      For the                      For the
                       year ended                  year ended                   year ended                   year ended
                   September 30, 2004          September 30, 2003           September 30, 2004           September 30, 2003
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....  1,003,369+ $  9,993,370+  30,503,819++ $ 227,514,952++    463,405   $  4,317,209      389,373    $  2,904,734
Reinvested
 dividends.....      1,103        10,629           --              --           --             --           --              --
Shares redeemed (1,135,026)  (11,344,294) (31,630,035)   (238,270,504)  (1,302,084)+  (12,437,630)+ (1,208,986)++   (8,867,590)++
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (130,554) $ (1,340,295)  (1,126,216)  $ (10,755,552)    (838,679)  $ (8,120,421)    (819,613)   $ (5,962,856)
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                            International Equity Fund
                --------------------------------------------------------------------------------------------------------------
                                      Class C(1)                                                 Class I
                -----------------------------------------------------   ------------------------------------------------------
                         For the                     For the                      For the                      For the
                       year ended                  year ended                   year ended                   year ended
                   September 30, 2004          September 30, 2003           September 30, 2004           September 30, 2003
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....    244,213  $  2,307,252    1,468,920   $  10,367,805      526,358   $  5,224,935    2,122,992    $ 16,282,171
Reinvested
 dividends.....         --            --           --              --        1,799         17,397           --              --
Shares redeemed   (386,123)   (3,682,438)  (1,938,357)    (13,930,858)  (2,451,685)   (25,844,650)  (2,036,526)    (15,779,996)
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (141,910) $ (1,375,186)    (469,437)  $  (3,563,053)  (1,923,528)  $(20,602,318)      86,466    $    502,175
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

* Includes automatic conversion of 271,594 shares of Class B shares in the amount of $3,557,965 to 270,307 shares of Class A shares in the amount of $3,557,965.
** Includes automatic conversion of 843,098 shares of Class B shares in the amount of $10,050,519 to 839,286 shares of Class A shares in the amount of $10,050,519.
+ Includes automatic conversion of 386,073 shares of Class B shares in the amount of $3,709,614 to 367,493 shares of Class A shares in the amount of $3,709,614.
++ Includes automatic conversion of 262,760 shares of Class B shares in the amount of $1,918,130 to 250,009 shares of Class A shares in the amount of $1,918,130.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


                                                               Value Fund#
                           ----------------------------------------------------------------------------------
                                                                 Class A
                           ----------------------------------------------------------------------------------
                                     For the                      For the                     For the
                               eleven months ended              year ended                  year ended
                               September 30, 2004            October 31, 2003            October 31, 2002
                           -------------------------   --------------------------    ------------------------
                              Shares        Amount        Shares         Amount        Shares       Amount
                           ----------   ------------   ----------    ------------    ----------  ------------
Shares sold...............  2,512,260*  $ 42,830,376*   1,250,958**  $ 18,840,328**   1,281,563  $ 19,781,901
Shares issued by merger ##         --             --           --              --       222,667     3,547,219
Reinvested dividends......    165,970      2,706,977      148,209       2,134,200       159,249     2,431,740
Shares redeemed........... (1,208,150)   (20,534,683)  (1,166,737)    (17,494,094)   (1,566,274)  (24,197,581)
                           ----------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)...  1,470,080   $ 25,002,670      232,430    $  3,480,434        97,205  $  1,563,279
                           ==========   ============   ==========    ============    ==========  ============

                                                               Value Fund#
                           ----------------------------------------------------------------------------------
                                                                 Class B
                           ----------------------------------------------------------------------------------
                                     For the                      For the                     For the
                               eleven months ended              year ended                  year ended
                               September 30, 2004            October 31, 2003            October 31, 2002
                           -------------------------   --------------------------    ------------------------
                              Shares        Amount        Shares         Amount        Shares       Amount
                           ----------   ------------   ----------    ------------    ----------  ------------
Shares sold...............    602,789   $  9,867,154      790,880    $ 11,373,716       854,532  $ 12,737,305
Shares issued by merger ##         --             --           --              --       679,054    10,431,946
Reinvested dividends......    211,580      3,326,044      190,506       2,649,945       225,310     3,327,829
Shares redeemed........... (2,126,505)*  (34,796,505)* (1,219,512)**  (17,398,128)** (1,504,713)  (22,144,087)
                           ----------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)... (1,312,136)  $(21,603,307)    (238,126)   $ (3,374,467)      254,183  $  4,352,993
                           ==========   ============   ==========    ============    ==========  ============

                                                               Value Fund#
                           ----------------------------------------------------------------------------------
                                                               Class C(1)
                           ----------------------------------------------------------------------------------
                                     For the                      For the                     For the
                               eleven months ended              year ended                  year ended
                               September 30, 2004            October 31, 2003            October 31, 2002
                           -------------------------   --------------------------    ------------------------
                              Shares        Amount        Shares         Amount        Shares       Amount
                           ----------   ------------   ----------    ------------    ----------  ------------
Shares sold...............    673,127   $ 11,022,116      543,767    $  7,827,633       335,996  $  5,021,580
Shares issued by merger ##         --             --           --              --       278,658     4,280,036
Reinvested dividends......     58,785        924,693       46,488         646,641        58,720       867,290
Shares redeemed...........   (384,036)    (6,289,709)    (427,255)     (6,130,918)     (580,375)   (8,574,128)
                           ----------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)...    347,876   $  5,657,100      163,000    $  2,343,356        92,999  $  1,594,778
                           ==========   ============   ==========    ============    ==========  ============

                                                               Value Fund#
                           ----------------------------------------------------------------------------------
                                                                 Class I
                           ----------------------------------------------------------------------------------
                                     For the                      For the                 For the period
                               eleven months ended              year ended              November 16, 2001+
                               September 30, 2004            October 31, 2003        through October 31, 2002
                           -------------------------   --------------------------    ------------------------
                              Shares        Amount        Shares         Amount        Shares       Amount
                           ----------   ------------   ----------    ------------    ----------  ------------
Shares sold...............     89,529   $  1,520,604       94,391    $  1,425,043        65,902  $  1,018,521
Shares issued by merger ##         --             --           --              --       753,772    12,008,384
Reinvested dividends......     21,805        355,230       15,108         217,403        14,156       216,021
Shares redeemed...........   (248,738)    (4,344,445)     (26,620)       (405,802)     (510,776)   (8,153,349)
                           ----------   ------------   ----------    ------------    ----------  ------------
Net increase (decrease)...   (137,404)  $ (2,468,611)      82,879    $  1,236,644       323,054  $  5,089,577
                           ==========   ============   ==========    ============    ==========  ============

#  See Note 1
## See Note 2
* Includes automatic conversion of 1,197,366 shares of Class B shares in the amount of $19,615,894 to 1,151,426 shares of Class A shares in the amount of $19,615,894.
** Includes automatic conversion of 56,417 shares of Class B shares in the amount of $794,436 to 54,465 shares of Class A shares in the amount of $794,436.
+  Inception of the class
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


                                                            Value Fund
                           ---------------------------------------------------------------------------
                                                             Class Z
                           ---------------------------------------------------------------------------
                                   For the                   For the                   For the
                             eleven months ended            year ended                year ended
                              September 30, 2004         October 31, 2003          October 31, 2002
                           ----------------------   -----------------------    -----------------------
                             Shares      Amount       Shares        Amount       Shares       Amount
                           --------   -----------   --------    -----------    ----------  -----------
Shares sold...............  175,918   $ 3,072,631    268,453    $ 3,953,345        28,434  $   466,899
Shares issued by merger ##       --            --         --             --            --           --
Reinvested dividends......   15,301       255,534      1,192         17,449         1,606       24,991
Shares redeemed...........  (56,424)     (979,176)   (23,150)      (355,897)      (37,566)    (610,768)
                           --------   -----------   --------    -----------    ----------  -----------
Net increase (decrease)...  134,795   $ 2,348,989    246,495    $ 3,614,897        (7,526) $  (118,878)
                           ========   ===========   ========    ===========    ==========  ===========

                                                       Biotech/Health Fund
                           ---------------------------------------------------------------------------
                                                             Class A
                           ---------------------------------------------------------------------------
                                   For the                   For the                   For the
                             eleven months ended            year ended               period ended
                              September 30, 2004         October 31, 2003          October 31, 2002
                           ----------------------   -----------------------    -----------------------
                             Shares      Amount       Shares        Amount       Shares       Amount
                           --------   -----------   --------    -----------    ----------  -----------
Shares sold...............  453,977*  $ 4,634,336*   456,700**  $ 3,940,808**     646,970  $ 6,336,427
Reinvested dividends......       --            --         --             --            --           --
Shares redeemed........... (627,513)   (6,279,531)  (639,968)    (5,253,782)   (1,062,148)  (9,526,931)
                           --------   -----------   --------    -----------    ----------  -----------
Net increase (decrease)... (173,536)  $(1,645,195)  (183,268)   $(1,312,974)     (415,178) $(3,190,504)
                           ========   ===========   ========    ===========    ==========  ===========

                                                       Biotech/Health Fund
                           ---------------------------------------------------------------------------
                                                             Class B
                           ---------------------------------------------------------------------------
                                   For the                   For the                   For the
                             eleven months ended            year ended               period ended
                              September 30, 2004         October 31, 2003          October 31, 2002
                           ----------------------   -----------------------    -----------------------
                             Shares      Amount       Shares        Amount       Shares       Amount
                           --------   -----------   --------    -----------    ----------  -----------
Shares sold...............  198,059   $ 1,981,347    504,910    $ 4,524,190       572,460  $ 5,712,976
Reinvested dividends......       --            --         --             --            --           --
Shares redeemed........... (414,457)*  (4,021,201)* (746,314)**  (6,389,961)**   (810,536)  (7,339,560)
                           --------   -----------   --------    -----------    ----------  -----------
Net increase (decrease)... (216,398)  $(2,039,854)  (241,404)   $(1,865,771)     (238,076) $(1,626,584)
                           ========   ===========   ========    ===========    ==========  ===========

                                                       Biotech/Health Fund
                           ---------------------------------------------------------------------------
                                                            Class C(1)
                           ---------------------------------------------------------------------------
                                   For the                   For the                   For the
                             eleven months ended            year ended               period ended
                              September 30, 2004         October 31, 2003          October 31, 2002
                           ----------------------   -----------------------    -----------------------
                             Shares      Amount       Shares        Amount       Shares       Amount
                           --------   -----------   --------    -----------    ----------  -----------
Shares sold...............  143,510   $ 1,438,774    211,434    $ 1,825,147       339,378  $ 3,284,100
Reinvested dividends......       --            --         --             --            --           --
Shares redeemed........... (279,256)   (2,695,203)  (551,787)    (4,263,083)     (838,133)  (7,689,471)
                           --------   -----------   --------    -----------    ----------  -----------
Net increase (decrease)... (135,746)  $(1,256,429)  (340,353)   $(2,437,936)     (498,755) $(4,405,371)
                           ========   ===========   ========    ===========    ==========  ===========

* Includes automatic conversion of 29,963 shares of Class B shares in the amount of $294,679 to 29,231 shares of Class A shares in the amount of $294,679.
** Includes automatic conversion of 21,973 shares of Class B shares in the amount of $178,278 to 21,668 shares of Class A shares in the amount of $178,278.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


                                                   Tax Managed Equity Fund
                        ----------------------------------------------------------------------------
                                                           Class A
                        ----------------------------------------------------------------------------
                                For the                   For the                    For the
                          eleven months ended            year ended               period ended
                           September 30, 2004         October 31, 2003          October 31, 2003
                        ----------------------   -----------------------    ------------------------
                          Shares      Amount       Shares        Amount       Shares       Amount
                        --------   -----------   --------    -----------    ----------  ------------
Shares sold............   84,726*  $   934,523*    70,444**  $   672,205**     255,825  $  2,796,384
Reinvested dividends...       --            --         --             --            --            --
Shares redeemed........ (299,486)   (3,349,507)  (494,385)    (4,600,304)   (1,016,375)  (10,481,262)
                        --------   -----------   --------    -----------    ----------  ------------
Net increase (decrease) (214,760)  $(2,414,984)  (423,941)   $(3,928,099)     (760,550) $ (7,684,878)
                        ========   ===========   ========    ===========    ==========  ============

                                                           Class B
                        ----------------------------------------------------------------------------
                                For the                   For the                    For the
                          eleven months ended            year ended                year ended
                           September 30, 2004         October 31, 2003          October 31, 2002
                        ----------------------   -----------------------    ------------------------
                          Shares      Amount       Shares        Amount       Shares       Amount
                        --------   -----------   --------    -----------    ----------  ------------
Shares sold............   75,226   $   808,880     74,626    $   688,358       341,922  $  3,766,020
Reinvested dividends...       --            --         --             --            --            --
Shares redeemed........ (495,633)*  (5,346,758)* (768,187)**  (6,967,422)** (1,167,526)  (11,638,648)
                        --------   -----------   --------    -----------    ----------  ------------
Net increase (decrease) (420,407)  $(4,537,878)  (693,561)   $(6,279,064)     (825,604) $ (7,872,628)
                        ========   ===========   ========    ===========    ==========  ============

                                                   Tax Managed Equity Fund
                        ----------------------------------------------------------------------------
                                                         Class C(1)
                        ----------------------------------------------------------------------------
                                For the                   For the                    For the
                          eleven months ended            year ended                year ended
                           September 30, 2004         October 31, 2003          October 31, 2002
                        ----------------------   -----------------------    ------------------------
                          Shares      Amount       Shares        Amount       Shares       Amount
                        --------   -----------   --------    -----------    ----------  ------------
Shares sold............   68,670   $   736,427    168,595    $ 1,555,227       319,412  $  3,458,869
Reinvested dividends...       --            --         --             --            --            --
Shares redeemed........ (648,369)   (6,961,518)  (910,268)    (8,270,207)   (1,331,221)  (13,791,589)
                        --------   -----------   --------    -----------    ----------  ------------
Net increase (decrease) (579,699)  $(6,225,091)  (741,673)   $(6,714,980)   (1,011,809) $(10,332,720)
                        ========   ===========   ========    ===========    ==========  ============

* Includes automatic conversion of 11,528 shares of Class B shares in the amount of $120,142 to 11,144 shares of Class A shares in the amount of $120,142.
** Includes automatic conversion of 5,175 shares of Class B shares in the amount of $49,538 to 5,051 shares of Class A shares in the amount of $49,538.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

Note 8. Line of Credit

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2004, the following Funds had borrowings:

                                                                                                                Weighted
                                                                                                                Average
                                                                                 Days     Interest Average Debt Interest
Fund                                                                          Outstanding Charges    Utilized     Rate
----                                                                          ----------- -------- ------------ --------
Blue Chip Growth. . . . . . . . . . . . . . . . . . . . . . . . . ...........     23       $2,100   $2,009,841    1.78%
Growth Opportunities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7        1,473    4,993,600    1.52%
New Century. . . . . . . . . . . . . . . . . . . . . . . . . . . . ..........     71        7,120    2,356,143    1.55%
Growth and Income. . . . . . . . . . . . . . . . . . . . . . . . ............     52        4,859    2,212,984    1.52%
Balanced Assets. . . . . . . . . . . . . . . . . . . . . . . . . ............     80        3,677    1,016,145    1.61%
International Equity. . . . . . . . . . . . . . . . . . . . . . . . .........     51        4,970    2,154,785    1.62%
Value@. . . . . . . . . . . . . . . . . . . . . . . . .......................      9          248      532,793    1.65%
Biotech/Health@. . . . . . . . . . . . . . . . . . . . . . . . ..............      1          123    2,145,683    2.06%
Tax Managed Equity@. . . . . . . . . . . . . . . . . . . . . . . . ..........      9           95      178,892    2.15%

   @  For the period November 1, 2003 through September 30, 2004.

   For the period ended September 30, 2004, the New Century Fund and International Equity Fund had $902,450 and $214,979 in borrowings outstanding at both an interest rate of 2.44%.

Note 9. Interfund Lending

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2004, none of the Funds participated in this program.

Note 10. Transactions with Affiliates

   As disclosed in the portfolio of investments, certain Funds own common stock issued by American International Group, Inc. "AIG") or an affiliate thereof. SAAMCo, the Investment Adviser, is a wholly-owned subsidiary of AIG. During the period ended September 30, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                          Market                                              Market Value
                                         Value at                                  Change in       at
                                        October 31,  Cost of  Cost of  Realized   Unrealized  September 30,
Fund                 Security    Income    2003     Purchases  Sales  Gain (Loss) Gain (Loss)     2004
----               ------------- ------ ----------- --------- ------- ----------- ----------- -------------
                        American
                   International
Tax Managed Equity    Group Inc. $2,876  $704,411      $--      $--       $--      $(160,491)   $543,920

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


Note 11. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees on the Statement of Operations.

                           Retirement Plan Retirement Plan Retirement Plan
      Fund                    Liability        Expense        Payments
      ----                 --------------- --------------- ---------------
                                      As of September 30, 2004
               -           -----------------------------------------------
      Blue Chip Growth....     $31,711         $2,973          $1,876
      Growth Opportunities      25,892          3,086           1,342
      New Century.........      52,129          2,613           3,342
      Growth and Income...      39,486          5,240           1,878
      Balanced Assets.....      89,579          6,462           5,564
      International Equity      18,066          2,338             959
      Value@..............      28,973          3,453           1,433
      Biotech/Health@.....       5,009            918             185
      Tax Managed Equity@.      10,551          1,239             445

Note 12. Investment Concentration

   Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund. At September 30, 2004, the International Equity Fund had approximately 21% of its net assets invested in equity securities of companies domiciled in Japan.

@  For the period November 1, 2003 through September 30, 2004.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SunAmerica Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. Additionally, we have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SunAmerica International Equity Fund as of September 30, 2004, and the related statement of operations, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. Additionally, we have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund as of September 30, 2004, and the related statements of operations, the statements of changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2001 for the SunAmerica International Equity Fund were audited by other auditors whose report dated December 14, 2001, expressed an unqualified opinion on those financial highlights. The statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented through October 31, 2003 for the SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund were audited by other auditors whose report dated December 17, 2003, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund, as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica International Equity Fund as of September 30, 2004, the results of its operations, and the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund, as of September 30, 2004, the results of their operations, changes in net assets, and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Houston, Texas
November 19, 2004

        SunAmerica Equity Funds
        TRUSTEE INFORMATION -- September 30, 2004 -- (unaudited)

The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                         Number of
                                                                                       Portfolios in
                       Position Held Term of Office                                        Fund                Other
Name,                      With      and Length of                                        Complex          Directorships
Address and             SunAmerica        Time            Principal Occupations         Overseen by           Held by
Date of Birth*            Complex      Served(4)           During Past 5 Years          Trustee(1)          Trustee(2)
--------------         ------------- -------------- ---------------------------------- ------------- -------------------------

Jeffrey S. Burum       Trustee       2004-Present   Founder and CEO of National        36            None
DOB: February 27, 1963                              Housing Development Corp.

Dr. Judith L. Craven   Trustee       2001-Present   Retired.                           73            Director, A.G. Belo
DOB: October 6, 1945                                                                                 Corporation (1992 to
                                                                                                     present); Director, Sysco
                                                                                                     Corporation (1996 to
                                                                                                     present); Director,
                                                                                                     Luby's, Inc. (1998 to
                                                                                                     present): Director,
                                                                                                     University of Texas
                                                                                                     Board of Regents
                                                                                                     (2001-Present).

William F. Devin       Trustee       2001-Present   Retired.                           73            Member of the Board of
DOB: December 30, 1938                                                                               Governors, Boston Stock
                                                                                                     Exchange (1985-Present).

Samuel M. Eisenstat    Chairman of   1986-Present   Attorney, solo practitioner.       46            Director, North European
DOB: March 7, 1940     the Board                                                                     Oil Royalty Trust.

Stephen J. Gutman      Trustee       1986-Present   Partner and Member of Managing     46            None
DOB: May 10, 1943                                   Directors, Beau Brummel-Soho
                                                    LLC (Licensing of menswear
                                                    specialty retailing and other
                                                    activities) (June 1988 to present)

Peter A. Harbeck(3)    Trustee       1995-Present   President, CEO and Director,       82            None
DOB: January 23, 1954                               SAAMCo. (August 1995 to
                                                    present); Director, AIG
                                                    SunAmerica Capital Services, Inc.
                                                    ("SACS") (August 1993 to
                                                    present)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (21 portfolios), VALIC Company II (15 funds), Seasons Series Trust (19 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 11 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2004. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2005.

During the year ended September 30,2004 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                           Net          Net        Net Long-   Qualifying % for the
                                Total   Investment  Short-Term       Term         70% Dividends
                              Dividends   Income   Capital Gains Capital Gains  Received Reduction
                              --------- ---------- ------------- ------------- --------------------
Blue Chip Growth Class A.....     --         --          --           --                -- %
Blue Chip Growth Class B.....     --         --          --           --                 --
Blue Chip Growth Class C+....     --         --          --           --                 --
Blue Chip Growth Class I.....     --         --          --           --                 --
Growth Opportunities Class A.     --         --          --           --                 --
Growth Opportunities Class B.     --         --          --           --                 --
Growth Opportunities Class C+     --         --          --           --                 --
Growth Opportunities Class I.     --         --          --           --                 --
Growth Opportunities Class X.     --         --          --           --                 --
New Century Fund Class A.....     --         --          --           --                 --
New Century Fund Class B.....     --         --          --           --                 --
New Century Fund Class C+....     --         --          --           --                 --
New Century Fund Class I.....     --         --          --           --                 --
Growth & Income Class A......     --         --          --           --                 --
Growth & Income Class B......     --         --          --           --                 --
Growth & Income Class C+.....     --         --          --           --                 --
Growth & Income Class I......     --         --          --           --                 --
Balanced Assets Class A......   0.17       0.17          --           --              84.40
Balanced Assets Class B......   0.07       0.07          --           --              84.40
Balanced Assets Class C+.....   0.07       0.07          --           --              84.40
Balanced Assets Class I......   0.18       0.18          --           --              84.40
International Equity Class A.   0.00       0.00          --           --                 --
International Equity Class B.     --         --          --           --                 --
International Equity Class C+     --         --          --           --                 --
International Equity Class I.   0.01       0.01          --           --                 --
Value Fund Class A...........   0.82       0.37        0.45           --              85.23
Value Fund Class B...........   0.72       0.27        0.45           --              85.23
Value Fund Class C+..........   0.72       0.27        0.45           --              85.23
Value Fund Class I...........   0.85       0.40        0.45           --              85.23
Value Fund Class Z...........   0.90       0.45        0.45           --              85.23
Biotech / Health Class A.....     --         --          --           --                 --
Biotech / Health Class B.....     --         --          --           --                 --
Biotech / Health Class C+....     --         --          --           --                 --
Tax Managed Equity Class A...     --         --          --           --                 --
Tax Managed Equity Class B...     --         --          --           --                 --
Tax Managed Equity Class C+..     --         --          --           --                 --

The International Equity Fund makes an election under Internal Revenue Code
Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2004 was $245,815. The gross foreign source income for the information reporting is $1,895,475.

For the year ended September 30, 2004, certain dividends paid by the Balanced Assets Fund and Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                        Fund                   Amount
                        ----                 ----------
                        Balanced Assets..... $2,486,303
                        International Equity     28,461
                        Value...............  8,542,676

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index or indices. Please note that "inception" as used herein reflects the date on which a specific class of Fund shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Blue Chip Growth Fund

For the annual period ended September 30, 2004, the SunAmerica Blue Chip Growth Fund Class B returned 6.72% at NAV, trailing its benchmarks, the Russell 1000 Growth Index and the S&P 500 Index, which returned 7.51% and 13.86% for the same period respectively.

Over the course of the annual period, market conditions played a role in the Fund's performance relative to that of its benchmark. A chief factor in this respect was the trendless nature of the market itself. After rising strongly in 2003 and early 2004, the market entered a period of consolidation in the spring of 2004, during which it traded within a narrow range through the close of the Fund's annual period. At that time, value stocks began outperforming growth stocks, with investors taking a more conservative stance as uncertainties weighted on the market. Price appreciation of value stocks boosted the performance of the S&P 500 Index. Growth stock prices, however, even those of Blue Chip caliber, such as those comprising this Fund, primarily remained flat or displayed a downward bias. The circumstances driving this trend were manifold. The rising price of oil, which reached a new high of $50 per barrel on September 28, 2004, dampened activity in the equity markets. Uncertainty over the result of a close presidential election further clouded the view of the market's direction, with many important matters relating to foreign, domestic and economic policy tied to the outcome. Over the annual period, the Fed also tightened interest rates, increasing the federal funds rate from 1% to 1.75%. This increase did not impact the Fund's performance significantly, since only 9.7% of its holdings are in financial stocks, none of which have significant exposure to interest rate changes.

With respect to stock selection by industrial sector, the Fund benefited relative to its benchmark by being overweight in energy, one of the best performing sectors of the overall market for several previous quarters. In taking an overweight position in this sector, the Fund manager sought full participation in the diverse areas of this market, including natural gas companies, energy and power companies, oil service companies, as well major oil companies Exxon Mobil Corp. and Chevron Texaco Corp. The Fund maintained an overweight position in industrials relative to its benchmark, which provided further benefit to the portfolio as the result of strong organic growth in that sector. Underweight positions in healthcare and pharmaceuticals also aided performance, whereas an overweight position in the tech sector, relative to the Fund's benchmark, hurt performance, chiefly through ownership in semiconductor stocks. A large holding in Microsoft Corp. neither helped nor hurt performance much, while software security stock Symantec Corp. delivered good returns.

Leading contributors for the annual period included eBay, Inc., Aetna Inc., General Electric Co., QUALCOMM Inc., Carnival Corp. and Coach Inc. Intel Corp., Checkpoint Software Technologies, Ltd., Solectron Corp., Amgen, Inc. and Sharper Image Corp. were the greatest detractors to performance.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in Blue Chip Growth Fund Class B shares would have increased to $18,932. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Russell 1000 Growth Index would be valued at $28,612 and $23,060, respectively.

                                    [CHART]

        Blue Chip Growth Class B   Russell 1000 Growth Index   S&P 500 Index
        ------------------------   --------------------------  -------------
9/94           $10,000                       $10,000              $10,000
9/95            12,051                        12,974               13,215
9/96            13,638                        15,612               16,043
9/97            18,006                        21,928               21,867
9/98            18,790                        23,916               24,295
9/99            25,463                        30,563               32,763
9/00            34,055                        34,623               40,439
9/04            19,529                        25,406               21,983
9/04            15,067                        20,201               17,035
9/04            17,629                        25,128               21,450
9/04            18,932                        28,612               23,060


                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
                 Average            Average            Average            Average
   Blue Chip     Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
  Growth Fund    Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 year return     1.22%     7.39%    2.72%     6.72%    5.57%     6.57%    7.67%     7.67%
--------------------------------------------------------------------------------------------
5 year return    -6.36%   -23.61%   -6.22%   -26.32%   -5.98%   -26.55%      N/A       N/A
--------------------------------------------------------------------------------------------
10 year return    6.59%   100.93%    6.59%    89.32%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  5.89%    98.81%    8.25%   370.68%   -4.82%   -24.39%   -4.75%   -13.01%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 10/08/93; Class B 03/13/85; Class C 02/02/99; Class I 11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Blue Chip Growth Class B returned 2.72% compared to 7.51% for the Russell 1000 Growth Index and 13.86% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Growth Opportunities Fund

For the annual period ended September 30, 2004, the SunAmerica Growth Opportunities Fund Class A returned -0.66% at NAV. The Fund's benchmark, the Russell Mid-Cap Growth Index returned 13.68% for the same period.

In October 2003, the first month of the Fund's annual period, market conditions were characterized by considerable buoyancy, with dramatic growth in GDP, strong earnings and rising stock prices. Those trends continued into the first calendar quarter of 2004, then moderated in the second calendar quarter as the rate of growth decelerated. On an earnings basis, S&P 500 stocks went from 20% year-over-year earnings growth to a more normalized rate in the low to mid-teens. The summer months that followed ushered in a "soft patch," during which consumer spending slowed and gains in employment softened due to a steep rise in energy prices, according to Fed Chairman Alan Greenspan.

A factor affecting Fund performance versus that of its benchmark was the Fund's migration from mid-cap to small-cap growth stocks, a change that occurred over the annual period. The Fund's median market cap for stocks in the portfolio, previously valued at approximately $3 to $4 billion, now is approximately $900 million. During the second half of the annual period, small-cap growth stocks such as those held by the Fund struggled.

With respect to stock selection by industry sector relative to the Fund's benchmark, the SunAmerica Growth Opportunities Fund was well served by strong stock selection in the consumer discretionary, industrials and material sectors. A high cash position combined with an overweight in technology and an underweight in healthcare detracted from the Fund's performance, particularly in view of the technology sector's overall poor performance during the annual period.

The portfolio's leading contributors during the annual period included Fastenal Co., Symantec Corp., Providian Financial Corp., Teradyne, Inc. and Toro Co. Detractors included Secure Computing Corp., Digital Insight Corp., Accredo Health, Inc., Vitesse Semiconductor Corp. and FileNet Corp.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in Growth Opportunities Fund Class A shares would have increased to $18,277. The same amount invested in securities mirroring the performance of the Russell Mid-Cap Growth Index would be valued at $25,093.

                                    [CHART]

        Growth Opportunities Class A#           Russell MidCap Growth Index
        -----------------------------           ---------------------------
9/94                $ 9,426                             $10,000
9/95                 12,198                              12,967
9/96                 13,775                              15,084
9/97                 16,743                              19,556
9/98                 16,039                              17,724
9/99                 24,447                              24,315
9/00                 49,394                              38,994
9/04                 20,632                              18,808
9/04                 13,353                              15,893
9/04                 18,384                              22,074
9/04                 18,277                              25,093


                      Class A            Class B           Class C++           Class I            Class X
                 ------------------ ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC                SEC
    Growth       Average            Average            Average            Average            Average
 Opportunities   Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 year return    -6.38%    -0.66%   -5.31%    -1.37%   -2.43%    -1.45%   -0.36%    -0.36%    -0.07%   -0.07%
---------------------------------------------------------------------------------------------------------------
5 year return    -6.76%   -25.24%   -6.60%   -27.82%   -6.34%   -27.92%      N/A       N/A       N/A      N/A
---------------------------------------------------------------------------------------------------------------
10 year return    6.22%    93.90%    6.25%    83.33%      N/A       N/A      N/A       N/A       N/A      N/A
---------------------------------------------------------------------------------------------------------------
Since Inception*  8.16%   324.12%    4.65%    64.85%   -3.99%   -20.59%   -9.11%   -23.94%   -10.19%  -23.86%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 01/28/87; Class B 10/04/96; Class C 02/02/99; Class I 11/16/01; Class X 03/19/02.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Growth Opportunities Class A returned (6.38%) compared to 13.68% for the Russell MidCap Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

New Century Fund

For the annual period ended September 30, 2004, the SunAmerica New Century Fund Class A returned 9.90% at NAV, outperforming its benchmark, the Russell 3000 Growth Index, which returned 7.82% over the same period.

At the period's outset in October 2003, a bullish stock market was underway, having begun several months prior. The buoyant market lasted until late February 2004, at which point the market began trading sideways, a trend that persisted through the end of the annual period. Several factors contributed to the market's slowdown: escalating energy costs, with oil reaching a new high of $50 per barrel during the annual period, rising interest rates, the terrorist attacks in Spain and Russia, the ongoing difficulties posed by the war in Iraq and the uncertainty posed by a close presidential election. Despite these circumstances, market conditions had a negligible adverse impact on the Fund's performance relative to that of its benchmark over the annual period.

With respect to the Fund's performance in terms of sector selection relative to that of its benchmark, the portfolio benefited considerably from an overweight position in energy stocks. Both energy and material stocks outperformed all other industry sectors during the annual period, boosting the portfolio's value. Good stock selection in consumer discretionary, financial and industrials stocks also brought gains to the portfolio. Conversely, stock selection in the healthcare and technology sectors performed poorly during the annual period, detracting from performance.

Individual stock selection affected the Fund's performance both positively and negatively. Leading contributors for the annual period included internet products and service provider Yahoo!, Inc.; iron ore producer Cleveland-Cliffs, Inc.; industrial automation and information services provider Rockwell Automation Inc.; apparel, accessories and home wares merchant Urban Outfitters, Inc. and oil exploration and production company Burlington Resources, Inc.

Stocks which detracted from the portfolio's performance over the annual period did so for a variety of reasons. Low fare airline JetBlue Airways Corp. suffered from increasing competition posed by major airlines and rapidly rising fuel costs. Internet networking and routing solutions provider Foundry Networks, Inc. saw business deteriorate. Online banking, cash management and consumer loan provider Digital Insight Corp. lost customers due to consolidation in the banking industry. Stock for wireless communications systems and products supplier Andrew Corp. declined due to a slowdown in spending for their products, and pharmaceutical developer and manufacturer Taro Pharmaceutical Industrial, Ltd. saw its stock drop after the company failed to attain FDA approval for two of its major products under development.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in the New Century Fund Class A would be valued at $20,384. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $22,324.

                                    [CHART]

               New Century Class A#           Russell 3000 Growth Index
               --------------------           -------------------------
9/94              $ 9,423                           $10,000
9/95               14,140                            13,180
9/96               16,869                            15,878
9/97               20,384                            21,452
9/98               15,287                            23,010
9/99               23,390                            30,987
9/00               40,405                            38,384
9/04               18,231                            20,970
9/04               15,485                            16,310
9/04               18,549                            20,704
9/04               20,384                            22,324


                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
                   SEC                SEC                SEC
      New        Average            Average            Average
    Century      Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 year return     3.58%     9.90%    5.14%     9.14%    8.32%     9.32%
-------------------------------------------------------------------------
5 year return    -3.86%   -12.85%   -3.60%   -15.73%   -3.30%   -15.46%
-------------------------------------------------------------------------
10 year return    7.38%   116.33%    7.47%   105.51%      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  9.04%   389.71%    6.04%    90.81%    1.67%    11.67%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 01/28/87; Class B 09/24/93; Class C 02/02/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica New Century Class A returned 3.58% compared to 7.82% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Growth and Income Fund

For the annual period ended September 30, 2004, the SunAmerica Growth and Income Fund Class A returned 11.68% at NAV. The Fund's primary benchmark, the S&P 500 Index, returned 13.86% for the same period.

From October 2003 through most of February 2004, relative to the Fund's benchmark, market conditions affecting the Fund were favorable. Buoyed by strong GDP growth and robust corporate earnings, equities markets rose, with small-cap stocks, in particular, benefiting from the economic expansion then present. During the annual period's last half, beneficial market conditions waned as uncertainties tied to concerns over terrorism, interest rates, a close presidential election and rapidly rising oil prices caused the equities markets to become range bound. During this interval, investors favored the relative safety afforded by large-cap stocks over their small-cap counterparts.

With respect to stock sector weightings versus the Fund's benchmark, a slight overweight position in energy, the top performing industry group over the annual period, definitely assisted the portfolio's performance. An overweight position in industrials also added gains, as that sector outperformed the broader market in anticipation of a recovery later this year. Companies held by the portfolio invested in this sector were characterized by strong earnings growth, good cash flow and healthy balance sheets. An overweight position in information technology hurt performance as did an underweight position in utilities.

The leading contributors to the Fund's performance were Aetna, Inc., Exxon Mobil Corp., Tyco International, Ltd., Coach, Inc. and Capital One Financial Corp. Aetna, Inc., the frontrunner of that group, reaped gains as a well-positioned health care company which succeeded in restructuring its operations. Exxon Mobil Corp., one of the world's largest oil companies, benefited the portfolio due to oil price increases. Capital goods company Tyco International, Ltd. contributed to the portfolio based on improvements in the economy and a restructuring of its own balance sheet, while high quality luxury retailer Coach, Inc. increased in value because of accelerating product sales. Shares of credit card issuer Capital One Financial Corp. rose based on continued consumer spending and the expansion of consumer credit.

Stocks which detracted from the Fund's performance included Guidant Corp., Intel Corp., Solectron Corp., Hewlett-Packard Co. and Nortel Networks Corp. Guidant Corp., a medical device company, suffered from manufacturing problems that depressed its price over the annual period. Technology stocks Intel Corp., Solectron Corp., Hewlett-Packard Co. and Nortel Networks Corp. were all negatively impacted by a slowdown in information technology spending.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in Growth and Income Fund Class A shares would have increased to $21,957. The same amount invested in securities mirroring the performance of the S&P 500(R) Index since the Fund's inception would be valued at $28,612.

                                    [CHART]

             Growth & Income
                 Class A#        S&P 500
            ----------------    ---------
9/94          $ 9,422            $10,000
9/94            9,642             10,439
9/95           11,525             13,544
9/96           15,281             16,298
9/97           20,504             22,892
9/98           21,638             24,967
9/99           28,362             31,906
9/00           36,202             36,144
9/01           21,919             26,522
9/02           17,500             21,089
9/03           20,104             26,357
9/04           21,957             28,612


                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
     Growth        SEC                SEC                SEC                SEC
      and        Average            Average            Average            Average
     Income      Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 year return     5.27%    11.68%    6.94%    10.94%    9.96%    10.96%   11.75%    11.75%
--------------------------------------------------------------------------------------------
5 year return    -5.69%   -20.84%   -5.53%   -23.40%   -5.20%   -23.43%      N/A       N/A
--------------------------------------------------------------------------------------------
10 year return    8.18%   132.85%    8.31%   122.10%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  8.21%   138.30%    8.34%   127.13%   -0.24%    -1.60%   -2.53%    -7.08%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 07/01/94; Class B 07/06/94; Class C 02/02/98; Class I 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Growth and Income Class A returned 5.27% compared to 13.86% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Balanced Assets Fund

For the annual period ended September 30, 2004, the SunAmerica Balanced Fund Class B returned 6.45% at NAV. The Fund invests approximately 65% of its total portfolio in equities and 35% in fixed-income instruments. The Fund's equity benchmark, the S&P 500, returned 13.86%, whereas its fixed-income benchmark, the Lehman Bros. Aggregate Bond Index, returned 3.68% for the same period.

During the annual period, the stock market continued to rise, reaching a high in February of 2004, after which it entered a period of consolidation. From March through September 2004, stock prices overall traded within a narrow range, with little movement either upward or downward. Uncertainty contributed to the market's holding pattern during these months, influenced by three key factors. The surge in oil prices, a close race for the U.S. presidency and the Fed's three interest rate increases created a wait-and-see atmosphere among equities buyers. In the fixed-income markets, issuance of investment grade fixed-income instruments declined markedly this past year, whetting demand both domestically and abroad, which resulted in strong price increases for these securities. Fixed-rate mortgage backed securities experienced a similar decline in issuance, driving up price gains in that market as well. Of further benefit to the bond markets, inflation tapered off after increasing in the first half of 2004, enabling the Fed to increase interest rates in small incremental steps. This fortuitously paved the way for bond markets to make a slow and orderly transition to a higher interest rate environment.

Security selection in stocks and fixed-income instruments played a key role in the Fund's performance relative to that of its benchmark indices. Among equities, stocks in the energy sector contributed the biggest gains to the portfolio. Integrated oil companies Exxon Mobil Corp. and ChevronTexaco Corp., as well as oil service companies BJ Services Co., Transocean, Inc., EOG Resources, Inc., Burlington Resources, Inc. and Marathon Oil Corp. increased the portfolio's value. Although underweight in healthcare, HMO St. Jude Medical, Inc. and medical device company Beckton Dickinson & Co. brought gains. Similarly, although underweight the materials sector, Dow Chemical Co. proved a beneficial holding. Stocks detracting from performance were tied to an overweight position in technology. With the expectation that the equities market would break out of its range bound trading levels earlier than it did, tech investments, in retrospect, were probably overly aggressive. Chip makers Intel Corp. and Texas Instruments, Inc. weighed on the portfolio. At market weight to the equities benchmark, financials also generated losses, particularly brokerage stocks and financial services holding company Citigroup, Inc. Among fixed-income holdings, an overweight position in investment grade corporate bonds contributed to the outperformance of the Fund's fixed-income benchmark, as did holdings in mortgage-backed securities and an off-index position in high yield bonds.

Stock performance contributors during the annual period included Exxon Mobil Corp., Aetna, Inc., QUALCOMM Inc., Capital One Financial Corp. and Alcoa, Inc. Stock performance detractors included Intel Corp., Cisco Systems, Inc., Agilent Technologies, Inc. and Interpublic Group Cos., Inc.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past 10 years $10,000 invested in the Balanced Asset Fund Class B shares, would be valued at $18,045. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500(R) Index would be valued at $20,915 and $28,612, respectively.

                                    [CHART]

             Balanced Assets                              Lehman Bros.
                 Class B          S&P 500 Index        Aggregate Bond Index
             ---------------      -------------        --------------------
9/93            $10,000             $10,000               $10,000
9/94              9,993              10,369                 9,677
9/95             11,979              13,453                11,038
9/96             13,169              16,187                11,577
9/97             16,341              22,737                12,705
9/98             17,749              24,797                14,165
9/99             21,543              31,689                14,112
9/00             24,769              35,899                15,098
9/01             17,635              26,342                17,054
9/02             15,874              20,946                18,519
9/03             16,929              26,054                19,521
9/04             18,045              28,612                20,915




                      Class A            Class B           Class C ++          Class I
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
    Balanced     Average            Average            Average            Average
     Assets      Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 year return     1.10%     7.27%    2.45%     6.45%    5.53%     6.53%    7.44%     7.44%
--------------------------------------------------------------------------------------------
5 year return    -4.19%   -14.32%   -3.98%   -17.09%   -3.67%   -17.07%      N/A       N/A
--------------------------------------------------------------------------------------------
10 year return    6.04%    90.63%    6.08%    80.45%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  5.55%    92.35%    8.79%   424.85%   -3.09%   -16.28%   -1.32%    -3.74%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 09/24/93; Class B 01/29/85; Class C 02/02/99; Class I 11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Balanced Assets Class B returned 2.45% compared to 13.86% for the S&P 500 Index and 3.68% for the Lehman Bros. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

International Equity Fund

For the annual period ended September 30, 2004, the SunAmerica International Equity Fund Class B returned 16.19% at NAV. The Fund's benchmark, the MSCI EAFE Index, returned 22.08% for the same period.

Over the annual period, the Fund's management maintained the position that the most likely trajectory of the global economy was one of continued and broad-based growth, correctly anticipating strong corporate profits in the international arena. While this was indeed the case, stocks did not appreciate commensurately with their earnings growth as markets were thrown into turmoil by a series of unexpected geopolitical events, including but not limited to continued insurgency in Iraq, the Madrid bombing, and fears of a hard landing in China. Record high oil prices combined with heightened geopolitical risks introduced a great deal of uncertainty into the market. The Fund's management attributes the Fund's underperformance to an overly optimistic view of the markets' ability to withstand these shocks during that time frame.

From a sector selection perspective, the International Equity Fund relative to its benchmark benefited from an overweight position in energy, the strongest performing industry sector during the annual period. Additionally, the Fund benefited from an underweight position in healthcare, the poorest performing sector over the annual period. The Fund's large underweight position in materials, however, detracted strongly from performance as this sector posted strong gains over the period.

Country selection also affected the Fund's performance over the past year. The portfolio's overweight position in Norway and underweight position in Finland benefited the Fund. Norway benefited greatly from its vast oil reserves amidst a period of dramatic price hikes for that commodity. On the other hand, overweight positions in China and Korea and stock selection in Japan detracted from performance, with China's unsustainably high growth rate slowing and Korea's economy cooling due to a slowdown in consumer spending.

Several individual stocks assisted the Fund's performance. Anglo Irish Bank Corp., PLC contributed strongly due to growth of the Irish economy. Alpha Bank A.E. brought gains, reflecting Greece's growing banking presence and increased access to consumer and corporate credit. Truck maker Volvo AB contributed to the portfolio due to an unfolding trucking boom in Europe, and Samsung Electronics Co., Ltd. of South Korea also brought gains because of its dominance in phone handsets and LCD TVs.

Consumer electronics companies Hirose Electric Co., Ltd., Sharp Corp. and Sony Corp. detracted from performance as technology stocks came under pressure throughout Asia. German insurer Allianz AG Holding underperformed due to recent poor overall performance of the German stock market. Lastly, despite unexceptional performance, the portfolio continues to hold U.K. based household products company Reckitt Benckiser, PLC, based on the Fund management's perception that this company may surprise the market with strong earnings.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception on November 19, 1996, $10,000 invested in International Equity Class B shares would be valued at $8,639. The same amount, invested in securities mirroring the performance of the MSCI EAFE Index would be valued at $12,537.

                                    [CHART]



              International
             Equity Class B    MSCI EAFE Index
             --------------    ---------------
11/96          $10,000           $10,000
 9/97           10,792            10,900
 9/98            9,219             9,992
 9/99           11,007            13,084
 9/00           12,160            13,500
 9/01            7,506             9,648
 9/02            6,000             8,150
 9/03            7,435            10,270
 9/04            8,639            12,537




                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC
 International   Average            Average            Average            Average
    Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 year return    10.19%    16.88%   12.19%    16.19%   15.21%    16.21%   16.96%    16.96%
--------------------------------------------------------------------------------------------
5 year return    -5.29%   -19.12%   -5.08%   -21.51%   -4.75%   -21.59%      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception* -1.97%    -9.27%   -1.84%   -13.61%   -2.03%   -14.39%    4.31%    12.85%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A and Class B 11/19/96; Class C 03/06/97; Class I 11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica International Equity Class B returned 12.19% compared to 22.08% for the MSCI EAFE Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Value Fund

For the annual period ended September 30, 2004, the SunAmerica Value Fund Class B returned 16.51% at NAV. The Fund's benchmark, the Russell 3000 Value Index, returned 20.89% for the same period.

The period opened with a market rally during the 4th quarter of 2003, as the S&P 500, Dow Industrials and the NASDAQ Composite all posted double-digit increases for the three months. The momentum carried into January of the new year, but fizzled during the first quarter as terrorism concerns resurfaced and energy prices flared up. Stocks continued to contend with headwinds during the spring and summer, including continuing violence in Iraq, surging energy prices, concerns about corporate earnings, and a lackluster job market.

Financial holdings, which represented the portfolio's largest sector concentration on average, contributed the most to performance at the sector level. Commercial banks led the group, with insurance and real estate companies also making meaningful contributions. Insurance giant Allstate Corp. made the portfolio's list of top-five contributing securities.

Industrials were another source of strength, with aerospace and defense firms and electrical equipment companies carrying the sector. Names that added value included defense company Rockwell Collins, Inc. and electrical equipment providers Emerson Electric Co. and Hubbell, Inc.

With oil prices reaching record levels, energy companies also contributed significantly. The portfolio's mix of oil and gas companies included Exxon Mobil Corp., BP, PLC and Royal Dutch Petroleum Co., all top-10 contributors to results.

On the down side, only the information technology sector failed to contribute positively to results, and the damage was slight. Communications equipment provider Nokia Corp. and computer and peripheral maker Seagate Technology were both down for the period.

On August 23, 2004, the Fund underwent a management change, with seasoned value fund manager Steve Neimeth of AIG SunAmerica Asset Management taking the lead in providing oversight for the Fund. At that time, the Fund was repositioned out of lower cap stocks valued at $10 to $15 billion in favor of larger, more highly capitalized companies averaging values in the $80 billion range.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception at November 19, 1996, $10,000 invested in the Value Fund Class B would have grown to $18,911. The same amount, invested in securities mirroring the Russell 3000 Value index, would be valued at $20,108.

                                    [CHART]

                                  JUBGB                 Russell 3000
     Date                      Value Class B             Value Index
  ----------                 ----------------           ------------
    11/96                        $10,000                  $10,000
    09/97                         13,360                   13,119
    09/98                         11,219                   13,376
    09/99                         13,203                   15,736
    09/00                         14,871                   17,206
    09/01                         14,327                   15,834
    09/02                         13,695                   13,318
    09/03                         16,722                   17,676
    09/04                         18,911                   20,108


                      Class A            Class B           Class C++           Class Z            Class I
                 ------------------ ------------------ ------------------ ------------------ ------------------
                   SEC                SEC                SEC                SEC                SEC
                 Average            Average            Average            Average            Average
     Value       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 year return    10.54%    17.31%   12.51%    16.51%   15.50%    16.50%   17.96%    17.96%   17.44%    17.44%
---------------------------------------------------------------------------------------------------------------
5 year return     6.88%    47.98%    7.15%    43.23%    7.46%    43.32%    8.77%    52.23%      N/A       N/A
---------------------------------------------------------------------------------------------------------------
Since Inception*  8.32%    98.90%    8.44%    89.11%    7.62%    74.33%    5.43%    41.00%    8.96%    27.87%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A and Class B 11/19/96; Class C 03/06/97; Class Z 04/03/98; Class I 11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Value Class B returned 12.51% compared to 20.89% for the Russell 3000 Value Index (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Biotech/Health Fund

For the annual period ended September 30, 2004, the SunAmerica Biotech/Health Fund Class A returned -7.86% at NAV. The Fund's benchmark, the AMEX Biotech Index returned 15.62% for the same period.

Market conditions played a substantive role in the performance of the Fund versus that of its benchmark over the annual period. This Fund's portfolio primarily consists of smaller cap early stage biotechnology and health stocks with strong growth characteristics. The Fund's benchmark, conversely, primarily consists of larger more established stocks in the biotechnology industry. Over the annual period, particularly amid summer's "soft patch" during which the Fed observed a slump in economic activity, investor's appetite for risk declined. At this juncture, value stocks began to outperform growth stocks, and anti-risk sentiment sparked an exodus from small-cap stocks into large-cap stocks. This shift resulted in a broad decline among smaller cap stocks, particularly so among the biotech and health sectors' small-cap arena, where even the most promising stocks typically possess a highly pronounced risk/reward profile.

Despite the Fund's overall negative performance, several stocks assisted the portfolio over the annual period. Oncology and anticancer biotech company Celgene Corp. lead performance. With several approved products already on the market and exciting compounds in the company's product pipeline, Celgene Corp. has established an important presence in oncology therapies, and continues to execute successfully on a revenue and earnings basis. MGI Pharma, Inc. another company waging the fight against cancer, is benefiting from strong acceptance of its product Aloxi, by reducing the side effects of chemotherapy. Centene Corp., a stock long held in this portfolio, proved a big winner over the annual period. Centene Corp. improves access to medicaid healthcare coverage by partnering with states to help low income individuals meet high healthcare costs. Integra Life Sciences Holdings Corp., a leading provider of neurosurgical products also increased the portfolio's value, as did pharmaceutical benefits manager Caremark RX, Inc. This company consolidates the purchasing power of health care recipients, enabling Caremark RX, Inc. to negotiate with pharmaceutical manufacturers to lower their prices.

Forrest Laboratories, Inc. stock detracted from the portfolio's performance due to several company specific issues that impacted the company this year. Management continues to hold the stock based on the belief that it retains unique upside potential long-term. Abgenix, Inc. and Dyax Corp., two development stage biotech companies owned by the Fund, declined as investors became more risk-averse. Life sciences and genetics research tool and product manufacturer Invitrogen Corp. suffered from missed earnings, while
Praecis Pharmaceuticals, Inc.'s revenues proved disappointing, causing these stocks to decline.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception, $10,000 were invested in the Biotech/Health Fund Class A, it would be valued at $7,102. The same amount, invested in securities mirroring the AMEX Biotech Index, would be valued at $8,972.

                                    [CHART]


                                              AMX
                     Biotech/Health         Biotech
     Date               Class A#             Index
 ------------        --------------      -------------
  6/00                  $ 9,427             $10,000
  9/00                   12,451              13,172
  9/01                    8,235               7,708
  9/02                    5,742               5,476
  9/03                    7,716               7,991
  9/04                    7,102               8,972





                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
                   SEC                SEC                SEC
                 Average            Average            Average
 Biotech/Health  Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 year return    -13.17%   -7.86%   -12.21%   -8.55%   -9.45%    -8.53%
-------------------------------------------------------------------------
Since Inception*  -7.66%  -24.66%    -7.43%  -26.82%   -6.96%   -26.65%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date Class A, Class B and Class C 06/14/00
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Biotech/Health Class A returned (13.17%) compared to 15.62% for the AMEX Biotech Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Tax Managed Equity Fund

For the annual period ended September 30, 2004, the Tax Managed Equity Fund Class A returned 13.49% at NAV. The Fund's performance benchmark, the S&P 500 Index, returned 13.86% over the same period.

Most of the market's gain came in the fourth quarter of 2003 as the index remained relatively flat in 2004. In late 2003, the economic data consistently surprised positively. That period was marked by a strong improvement in the labor market, stronger than expected GDP growth and robust manufacturing sector growth. In 2004 equity markets traded in a fairly narrow range, as bulls pointed to favorable economic data and gains in corporate profitability, whereas bears cited concerns about an unanticipated rise in inflation, the start of Fed tightening, and the troubling situation in Iraq.

Relative to its benchmark, the Fund's performance was affected by market conditions. This was primarily due to the fact that the market's strong rally early in the period was dominated by the more aggressive, high beta stocks. The portfolio's emphasis on quality and value resulted in a lack of exposure to the more speculative elements of the market, which hindered relative performance.

However, 2004 brought with it a lack of conviction in the sustainability of the economic recovery, and market leadership shifted to higher quality names in February. This development helped the Fund's performance, as the Fund's overriding focus was and continues to be on quality and value.

Specific securities selection also benefited the Fund, with a number of bright spots in the portfolio's performance during the period, particularly in the pharmaceuticals/medical technology sector. Shares of Sepracor, Inc. advanced on news that the company had won conditional U.S. approval for Estorra, an anti-insomnia drug. By granting approval status, the Food and Drug Administration appears to be opening the way for the drug to reach the U.S. market later this year. Within the sector a lack of exposure to Merck & Co., Inc. which saw its share price plunge after the withdrawal of its arthritis drug Vioxx, and the continued resurgence of Guidant Corp., which announced positive test results for its experimental drug-coated arterial stent, were the main contributors to the portfolio's relative performance.

The primary detractors from the Fund's relative performance were its media holdings. In particular, a lack of exposure to Yahoo!, Inc. and our holding of Comcast Corp. and Viacom, Inc. hindered results.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception on March 1, 1999, $10,000 invested in Tax Managed Equity Class A shares would be valued at $8,499. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $9,772.

                                    [CHART]

                   Tax Managed
                 Equity Class A#     S&P 500 Index
                 ---------------     -------------
   3/99             $ 9,427             $10,000
   9/99               9,759              10,439
   9/00              10,965              11,825
   9/01               8,183               8,677
   9/02               6,282               6,900
   9/03               7,489               8,582
   9/04               8,499               9,772


                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
      Tax          SEC                SEC                SEC
    Managed      Average            Average            Average
    Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 year return     6.93%    13.49%    8.77%    12.77%   11.75%    12.75%
-------------------------------------------------------------------------
5 year return    -3.87%   -12.91%   -3.74%   -15.68%   -3.35%   -15.66%
-------------------------------------------------------------------------
Since Inception* -2.87%    -9.84%   -2.66%   -13.12%   -2.46%   -12.96%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date Class A, Class B and Class C 03/01/99
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2004, the SunAmerica Tax Managed Equity Class A returned 6.93% compared to 13.86% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992


Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Trust is required to
 Dr. Judith L. Craven       Harborside Financial      file its complete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the SEC for
 Jeffrey S. Burum           Jersey City, NJ           its first and third
                              07311-4992              fiscal quarters on Form
Officers                                              N-Q for fiscal quarters
 Robert M. Zakem,          Distributor                ending after July 9,
   President                AIG SunAmerica Capital    2004. Once filed, the
 Donna M. Handel,             Services, Inc.          Trust's Form N-Q will be
   Treasurer                Harborside Financial      available without charge
 Brian P. Clifford, Vice      Center                  on the Securities and
   President                3200 Plaza 5              Exchange Commission's
 Francis Gannon, Vice       Jersey City, NJ           website at www.sec.gov.
   President                  07311-4992              You can also obtain
 J. Steven Neamtz, Vice                               copies of Form N-Q by (i)
   President               Shareholder Servicing      visiting the Securities
 Abbe P. Stein, Vice       Agent                      and Exchange Commission's
   President                AIG SunAmerica Fund       Public Reference Room in
   and Assistant Secretary    Services, Inc.          Washington, DC
 Joseph P. Kelly,           Harborside Financial      (information on the
   Secretary                  Center                  operation of the Public
 Stacey V. Morrison,        3200 Plaza 5              Reference Room may be
   Assistant Secretary      Jersey City, NJ           obtained by calling
 Gregory R. Kingston,         07311-4992              1-800-SEC-0330); (ii)
   Vice President and                                 sending your request and
   Assistant Treasurer     Custodian and Transfer     a duplicating fee to the
 Donald H. Guire,          Agent                      Securities and Exchange
   Assistant Treasurer      State Street Bank and     Commission's Public
                              Trust Company           Reference Room,
                            P.O. Box 419572           Washington, DC 20549-0102
                            Kansas City, MO           or (iii) sending your
                              64141-6572              request electronically to
                                                      publicinfo.sec.gov.
                           VOTING PROXIES ON FUND
                           PORTFOLIO SECURITIES       This report is submitted
                           A description of the       solely for the general
                           policies and procedures    information of
                           that the Trust uses to     shareholders of the Fund.
                           determine how to vote      Distribution of this
                           proxies relating to        report to persons other
                           securities held in the     than shareholders of
                           Fund's portfolio which is  the Fund is authorized
                           available in the Trust's   only in connection with a
                           Statement of Additional    currently effective
                           Information, may be        prospectus, setting forth
                           obtained without charge    details of the Fund,
                           upon request, by calling   which must precede or
                           (800) 858-8850. This       accompany this report.
                           information is also
                           available from the EDGAR
                           database on the
                           Securities and Exchange
                           Commission's website at
                           http://www.sec.gov.

                           PROXY VOTING RECORD ON
                           SUNAMERICA EQUITY FUNDS
                           Information regarding how
                           SunAmerica Equity Funds
                           voted proxies relating to
                           securities held in
                           SunAmerica Equity Funds
                           during the twelve month
                           period ended June 30,
                           2004 is available without
                           charge, upon request, by
                           calling (800)858-8850 or
                           (i) on the Securities and
                           Exchange Commission's
                           website at
                           http://www.sec.gov.

     [LOGO]

AIG Sun America
    Mutual Funds

Distributed by:
AIG SunAmerica Capital Services, Inc.

EQANN-9/04

Item 2. Code of Ethics.

The SunAmerica Equity Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics has been amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Equity Funds do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                            2003           2004
                                            ----           ----
     Audit Fees ...................       $123,200       $172,800
     Audit-Related Fees ...........       $ 51,100       $ 69,680
     Tax Fees .....................       $ 52,600       $ 58,100
     All Other Fees ...............       $      0       $      0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

     (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $990,020 and $460,575, respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not Appplicable.

Item 6. Schedule of Investments.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3) Not applicable

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
Vincent M. Marra
President
Date: December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
Vincent M. Marra
President

Date: December 9, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 9, 2004